UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Dividend ETF for Rising Rates
Fidelity® High Dividend ETF
Fidelity® Low Volatility Factor ETF
Fidelity® Momentum Factor ETF
Fidelity® Quality Factor ETF
Fidelity® Small-Mid Multifactor ETF
Fidelity® Stocks for Inflation ETF
Fidelity® U.S. Multifactor ETF
Fidelity® Value Factor ETF

Semi-Annual Report
January 31, 2023

Contents

Fidelity® Dividend ETF for Rising Rates
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® High Dividend ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Low Volatility Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Momentum Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Quality Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small-Mid Multifactor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Stocks for Inflation ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® U.S. Multifactor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Value Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Dividend ETF for Rising Rates
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.6
Microsoft Corp.	5.6
Merck & Co., Inc.	2.3
Johnson & Johnson	2.2
Visa, Inc. Class A	2.1
AbbVie, Inc.	2.0
Gilead Sciences, Inc.	1.8
The Home Depot, Inc.	1.8
Exxon Mobil Corp.	1.8
Bristol-Myers Squibb Co.	1.8
28.0

Market Sectors (% of Fund's net assets)

Information Technology	26.2
Health Care	14.7
Financials	11.1
Consumer Discretionary	11.0
Industrials	8.9
Communication Services	8.5
Consumer Staples	5.9
Energy	4.7
Real Estate	3.1
Materials	2.9
Utilities	2.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 6.9%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Dividend ETF for Rising Rates
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	209,577	4,269,083
Lumen Technologies, Inc. (a)	221,170	1,161,143
Verizon Communications, Inc.	108,358	4,504,442
		9,934,668
Entertainment - 1.5%
Activision Blizzard, Inc.	44,422	3,401,393
Electronic Arts, Inc.	23,174	2,982,030
Warner Music Group Corp. Class A (a)	66,094	2,409,126
		8,792,549
Media - 5.2%
Cable One, Inc.	1,759	1,389,399
Comcast Corp. Class A	118,469	4,661,755
Fox Corp. Class A	70,659	2,398,166
Interpublic Group of Companies, Inc. (a)	77,401	2,822,040
News Corp. Class A	124,198	2,516,251
Nexstar Broadcasting Group, Inc. Class A	16,028	3,282,054
Omnicom Group, Inc.	36,813	3,165,550
Paramount Global Class B (a)	88,085	2,040,049
Sirius XM Holdings, Inc. (a)	406,299	2,352,471
TEGNA, Inc.	135,126	2,693,061
The New York Times Co. Class A	65,465	2,280,801
		29,601,597
TOTAL COMMUNICATION SERVICES		48,328,814
CONSUMER DISCRETIONARY - 11.0%
Hotels, Restaurants & Leisure - 3.1%
McDonald's Corp.	33,855	9,052,827
Starbucks Corp.	79,728	8,701,514
		17,754,341
Household Durables - 0.6%
Persimmon PLC	184,539	3,207,866
Multiline Retail - 1.1%
Target Corp.	35,259	6,069,484
Specialty Retail - 4.3%
Dick's Sporting Goods, Inc. (a)	54,737	7,157,410
Lowe's Companies, Inc.	35,679	7,430,152
The Home Depot, Inc.	31,700	10,276,189
		24,863,751
Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. Class B	59,818	7,616,626
VF Corp.	99,229	3,070,145
		10,686,771
TOTAL CONSUMER DISCRETIONARY		62,582,213
CONSUMER STAPLES - 5.9%
Beverages - 1.1%
The Coca-Cola Co.	100,745	6,177,683
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	11,653	5,956,314
Household Products - 1.3%
Procter & Gamble Co.	51,652	7,354,212
Tobacco - 2.5%
Altria Group, Inc.	81,149	3,654,951
British American Tobacco PLC (United Kingdom)	63,514	2,420,827
Imperial Brands PLC	117,535	2,938,803
Philip Morris International, Inc.	48,991	5,106,822
		14,121,403
TOTAL CONSUMER STAPLES		33,609,612
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp.	43,953	7,648,701
Exxon Mobil Corp.	88,231	10,235,678
Kinder Morgan, Inc.	153,909	2,816,535
ONEOK, Inc. (a)	41,431	2,837,195
The Williams Companies, Inc.	89,192	2,875,550
Woodside Energy Group Ltd.	6,778	173,182
		26,586,841
FINANCIALS - 11.1%
Banks - 5.5%
Bank of America Corp.	190,830	6,770,648
Citigroup, Inc.	90,561	4,729,095
JPMorgan Chase & Co.	69,763	9,764,029
Truist Financial Corp.	83,118	4,105,198
Wells Fargo & Co.	130,734	6,127,503
		31,496,473
Capital Markets - 3.3%
Blackstone, Inc.	40,059	3,844,062
Goldman Sachs Group, Inc.	16,168	5,914,416
Morgan Stanley	60,224	5,861,602
T. Rowe Price Group, Inc.	30,580	3,561,653
		19,181,733
Consumer Finance - 0.6%
OneMain Holdings, Inc. (a)	79,932	3,448,266
Insurance - 1.1%
Progressive Corp.	45,302	6,176,928
Mortgage Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	137,937	3,237,381
TOTAL FINANCIALS		63,540,781
HEALTH CARE - 14.7%
Biotechnology - 5.5%
AbbVie, Inc.	74,531	11,011,955
Amgen, Inc.	38,935	9,827,194
Gilead Sciences, Inc.	123,675	10,381,280
		31,220,429
Health Care Equipment & Supplies - 1.3%
Medtronic PLC	86,974	7,278,854
Pharmaceuticals - 7.9%
Bristol-Myers Squibb Co.	139,746	10,152,547
Johnson & Johnson	77,883	12,727,640
Merck & Co., Inc.	123,784	13,295,639
Pfizer, Inc.	210,193	9,282,123
		45,457,949
TOTAL HEALTH CARE		83,957,232
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	13,987	6,479,618
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	28,315	5,244,787
Electrical Equipment - 0.8%
Emerson Electric Co.	50,784	4,581,732
Industrial Conglomerates - 2.5%
3M Co.	33,084	3,807,307
Honeywell International, Inc.	31,165	6,497,279
Jardine Matheson Holdings Ltd.	68,028	3,606,845
		13,911,431
Machinery - 2.7%
AGCO Corp.	36,172	4,996,438
Caterpillar, Inc.	28,102	7,089,854
Volvo AB (B Shares)	177,919	3,515,114
		15,601,406
Road & Rail - 0.9%
Union Pacific Corp.	25,934	5,295,463
TOTAL INDUSTRIALS		51,114,437
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 1.5%
Cisco Systems, Inc.	176,716	8,600,768
IT Services - 5.5%
IBM Corp.	59,385	8,000,941
The Western Union Co.	349,062	4,946,209
TietoEVRY Oyj	212,558	6,449,910
Visa, Inc. Class A	51,797	11,924,187
		31,321,247
Semiconductors & Semiconductor Equipment - 5.4%
Broadcom, Inc.	16,958	9,920,600
Intel Corp.	191,168	5,402,408
Qualcomm, Inc.	51,875	6,910,269
Texas Instruments, Inc.	49,764	8,818,678
		31,051,955
Software - 7.2%
Microsoft Corp.	129,361	32,056,949
Oracle Corp.	101,363	8,966,571
		41,023,520
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	261,455	37,725,343
TOTAL INFORMATION TECHNOLOGY		149,722,833
MATERIALS - 2.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	7,675	2,459,914
Dow, Inc.	31,241	1,854,153
Linde PLC	11,430	3,782,644
LyondellBasell Industries NV Class A	16,397	1,585,426
Yara International ASA	23,669	1,047,401
		10,729,538
Containers & Packaging - 0.2%
International Paper Co.	32,078	1,341,502
Metals & Mining - 0.8%
BHP Group Ltd.	37,476	1,304,001
Fortescue Metals Group Ltd.	83,435	1,307,545
Newmont Corp. (a)	31,880	1,687,408
		4,298,954
TOTAL MATERIALS		16,369,994
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	11,047	2,467,789
Crown Castle International Corp.	12,417	1,839,082
Digital Realty Trust, Inc.	11,746	1,346,327
Iron Mountain, Inc.	28,684	1,565,573
Medical Properties Trust, Inc. (a)	59,320	768,194
Omega Healthcare Investors, Inc. (a)	43,042	1,267,156
Prologis (REIT), Inc.	17,836	2,305,838
Simon Property Group, Inc.	12,463	1,600,997
SL Green Realty Corp.	16,468	677,658
VICI Properties, Inc.	48,772	1,667,027
WP Carey, Inc.	17,313	1,480,781
		16,986,422
Real Estate Management & Development - 0.1%
Hongkong Land Holdings Ltd.	197,500	961,825
TOTAL REAL ESTATE		17,948,247
UTILITIES - 2.7%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	24,333	2,286,329
Duke Energy Corp.	25,688	2,631,736
Edison International	30,557	2,105,377
Exelon Corp.	49,257	2,078,153
Pinnacle West Capital Corp.	23,433	1,746,930
PPL Corp.	62,696	1,855,802
Southern Co.	37,504	2,538,271
		15,242,598
TOTAL COMMON STOCKS (Cost $529,889,265)		569,003,602

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (b)	664,162	664,295
Fidelity Securities Lending Cash Central Fund 4.38% (b)(c)	21,510,924	21,513,075
TOTAL MONEY MARKET FUNDS (Cost $22,177,370)		22,177,370

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $552,066,635)	591,180,972
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(20,452,624)
NET ASSETS - 100.0%	570,728,348

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	Mar 2023	1,636,000	58,134	58,134

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,664,238	11,572,371	12,572,314	15,911	-	-	664,295	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	16,551,925	70,646,111	65,684,961	138,608	-	-	21,513,075	0.1%
Total	18,216,163	82,218,482	78,257,275	154,519	-	-	22,177,370

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	48,328,814	48,328,814	-	-
Consumer Discretionary	62,582,213	62,582,213	-	-
Consumer Staples	33,609,612	28,249,982	5,359,630	-
Energy	26,586,841	26,413,659	173,182	-
Financials	63,540,781	63,540,781	-	-
Health Care	83,957,232	83,957,232	-	-
Industrials	51,114,437	43,992,478	7,121,959	-
Information Technology	149,722,833	149,722,833	-	-
Materials	16,369,994	13,758,448	2,611,546	-
Real Estate	17,948,247	16,986,422	961,825	-
Utilities	15,242,598	15,242,598	-	-

Money Market Funds	22,177,370	22,177,370	-	-
Total Investments in Securities:	591,180,972	574,952,830	16,228,142	-
Derivative Instruments:

Assets
Futures Contracts	58,134	58,134	-	-
Total Assets	58,134	58,134	-	-
Total Derivative Instruments:	58,134	58,134	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	58,134	0
Total Equity Risk	58,134	0
Total Value of Derivatives	58,134	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Dividend ETF for Rising Rates
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,335,884) - See accompanying schedule:
Unaffiliated issuers (cost $529,889,265)	$569,003,602
Fidelity Central Funds (cost $22,177,370)	22,177,370

Total Investment in Securities (cost $552,066,635)		$591,180,972
Segregated cash with brokers for derivative instruments		84,800
Cash		1
Foreign currency held at value (cost $211,759)		221,293
Receivable for investments sold		4,091,154
Dividends receivable		878,680
Distributions receivable from Fidelity Central Funds		21,166
Receivable for daily variation margin on futures contracts		23,000
Total assets		596,501,066
Liabilities
Payable for fund shares redeemed	$4,119,893
Accrued management fee	139,750
Collateral on securities loaned	21,513,075
Total Liabilities		25,772,718
Net Assets		$570,728,348
Net Assets consist of:
Paid in capital		$561,538,406
Total accumulated earnings (loss)		9,189,942
Net Assets		$570,728,348
Net Asset Value , offering price and redemption price per share ($570,728,348 ÷ 13,700,000 shares)		$41.66

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$7,841,403
Income from Fidelity Central Funds (including $138,608 from security lending)		154,519
Total Income		7,995,922
Expenses
Management fee	$832,051
Independent trustees' fees and expenses	1,011
Total expenses before reductions	833,062
Expense reductions	(30)
Total expenses after reductions		833,032
Net Investment income (loss)		7,162,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(514,897)
Redemptions in-kind	9,319,361
Foreign currency transactions	(48,699)
Futures contracts	(183,190)
Total net realized gain (loss)		8,572,575
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,610,285)
Assets and liabilities in foreign currencies	77,692
Futures contracts	(17,651)
Total change in net unrealized appreciation (depreciation)		(2,550,244)
Net gain (loss)		6,022,331
Net increase (decrease) in net assets resulting from operations		$13,185,221
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,162,890	$14,434,863
Net realized gain (loss)	8,572,575	16,773,810
Change in net unrealized appreciation (depreciation)	(2,550,244)	(47,740,920)
Net increase (decrease) in net assets resulting from operations	13,185,221	(16,532,247)
Distributions to shareholders	(7,028,850)	(14,425,400)
Share transactions
Proceeds from sales of shares	-	291,688,328
Cost of shares redeemed	(47,570,816)	(138,676,589)
Net increase (decrease) in net assets resulting from share transactions	(47,570,816)	153,011,739
Total increase (decrease) in net assets	(41,414,445)	122,054,092

Net Assets
Beginning of period	612,142,793	490,088,701
End of period	$570,728,348	$612,142,793

Other Information
Shares
Sold	-	6,600,000
Redeemed	(1,200,000)	(3,200,000)
Net increase (decrease)	(1,200,000)	3,400,000

Financial Highlights
Fidelity® Dividend ETF for Rising Rates

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$41.08	$42.62	$31.72	$32.31	$31.54	$28.50
Income from Investment Operations
Net investment income (loss) A,B	.50	1.08	.93	1.01	1.07	.93
Net realized and unrealized gain (loss)	.56	(1.54)	10.85	(.56)	.79	3.03
Total from investment operations	1.06	(.46)	11.78	.45	1.86	3.96
Distributions from net investment income	(.48)	(1.08)	(.88)	(1.04)	(1.09)	(.92)
Total distributions	(.48)	(1.08)	(.88)	(1.04)	(1.09)	(.92)
Net asset value, end of period	$41.66	$41.08	$42.62	$31.72	$32.31	$31.54
Total Return C,D,E	2.66%	(1.06)%	37.57%	1.86%	6.09%	14.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.29% H	.29%	.29%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.29% H	.29%	.29%	.29%	.29%	.30%
Expenses net of all reductions	.29% H	.29%	.29%	.29%	.29%	.30%
Net investment income (loss)	2.49% H	2.54%	2.44%	3.15%	3.42%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$570,728	$612,143	$490,089	$282,317	$360,229	$346,896
Portfolio turnover rate I,J	1% H	28%	32%	35%	35%	38%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Based on net asset value.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® High Dividend ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	4.8
Exxon Mobil Corp.	4.1
Microsoft Corp.	4.0
Chevron Corp.	3.4
JPMorgan Chase & Co.	2.3
ONEOK, Inc.	2.2
The Williams Companies, Inc.	2.2
Kinder Morgan, Inc.	2.2
Progressive Corp.	1.9
Sempra Energy	1.8
28.9

Market Sectors (% of Fund's net assets)

Information Technology	19.2
Financials	18.1
Energy	14.2
Utilities	11.1
Materials	10.6
Real Estate	10.6
Health Care	6.8
Consumer Discretionary	4.7
Communication Services	2.3
Industrials	2.0
Consumer Staples	0.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 7.8%

Fidelity® High Dividend ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	140,655	2,865,142
Lumen Technologies, Inc. (a)	148,027	777,142
Verizon Communications, Inc.	72,702	3,022,222
		6,664,506
Entertainment - 0.4%
Activision Blizzard, Inc.	29,715	2,275,278
Electronic Arts, Inc.	15,499	1,994,411
Warner Music Group Corp. Class A (a)	44,211	1,611,491
		5,881,180
Media - 1.4%
Cable One, Inc.	1,176	928,899
Comcast Corp. Class A	79,471	3,127,184
Fox Corp. Class A	47,259	1,603,970
Interpublic Group of Companies, Inc.	51,770	1,887,534
News Corp. Class A	83,075	1,683,100
Nexstar Broadcasting Group, Inc. Class A	10,720	2,195,134
Omnicom Group, Inc.	24,623	2,117,332
Paramount Global Class B (a)	58,934	1,364,911
Sirius XM Holdings, Inc. (a)	271,768	1,573,537
TEGNA, Inc.	90,894	1,811,517
The New York Times Co. Class A	43,783	1,525,400
		19,818,518
TOTAL COMMUNICATION SERVICES		32,364,204
CONSUMER DISCRETIONARY - 4.7%
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	45,872	6,787,680
McDonald's Corp.	34,272	9,164,333
Starbucks Corp.	80,728	8,810,654
		24,762,667
Household Durables - 0.2%
Persimmon PLC	187,149	3,253,236
Multiline Retail - 0.4%
Target Corp.	35,701	6,145,570
Specialty Retail - 1.8%
Dick's Sporting Goods, Inc.	55,426	7,247,504
Lowe's Companies, Inc.	36,123	7,522,615
The Home Depot, Inc.	32,113	10,410,071
		25,180,190
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	60,640	7,721,291
TOTAL CONSUMER DISCRETIONARY		67,062,954
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Haleon PLC (b)	373,560	1,491,192
ENERGY - 14.2%
Oil, Gas & Consumable Fuels - 14.2%
Chevron Corp.	275,435	47,931,199
Exxon Mobil Corp.	497,793	57,748,966
Kinder Morgan, Inc.	1,692,814	30,978,496
ONEOK, Inc. (a)	467,691	32,027,480
The Williams Companies, Inc.	968,125	31,212,350
Woodside Energy Group Ltd.	84,304	2,154,019
		202,052,510
FINANCIALS - 18.1%
Banks - 6.9%
Bank of America Corp.	665,441	23,609,847
Citigroup, Inc.	365,607	19,091,998
JPMorgan Chase & Co.	232,035	32,475,619
Wells Fargo & Co.	488,782	22,909,212
		98,086,676
Capital Markets - 5.6%
Blackstone, Inc.	168,354	16,155,250
Goldman Sachs Group, Inc.	65,746	24,050,544
Morgan Stanley	239,069	23,268,586
T. Rowe Price Group, Inc.	138,905	16,178,265
		79,652,645
Consumer Finance - 1.2%
OneMain Holdings, Inc. (a)	379,650	16,378,101
Insurance - 3.3%
Old Republic International Corp.	749,794	19,787,064
Progressive Corp.	197,016	26,863,132
		46,650,196
Mortgage Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc. (a)	649,330	15,239,775
TOTAL FINANCIALS		256,007,393
HEALTH CARE - 6.8%
Biotechnology - 2.6%
AbbVie, Inc.	88,506	13,076,762
Amgen, Inc.	46,453	11,724,737
Gilead Sciences, Inc.	147,882	12,413,215
		37,214,714
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	166,626	12,105,379
GSK PLC	299,366	5,245,933
Johnson & Johnson	92,007	15,035,784
Merck & Co., Inc.	147,223	15,813,222
Pfizer, Inc.	249,056	10,998,313
		59,198,631
TOTAL HEALTH CARE		96,413,345
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.	7,516	3,481,862
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	15,130	2,802,530
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA (a)	84,776	2,498,806
Industrial Conglomerates - 0.4%
3M Co.	17,721	2,039,333
Honeywell International, Inc.	16,713	3,484,326
		5,523,659
Machinery - 0.6%
AGCO Corp.	19,527	2,697,265
Caterpillar, Inc.	15,084	3,805,542
Volvo AB (B Shares)	95,791	1,892,526
		8,395,333
Road & Rail - 0.4%
Aurizon Holdings Ltd.	838,125	2,179,258
Union Pacific Corp.	13,909	2,840,079
		5,019,337
TOTAL INDUSTRIALS		27,721,527
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.0%
Cisco Systems, Inc.	305,876	14,886,985
IT Services - 3.8%
IBM Corp.	101,772	13,711,742
The Western Union Co.	588,341	8,336,792
TietoEVRY Oyj	357,819	10,857,745
Visa, Inc. Class A	90,514	20,837,228
		53,743,507
Semiconductors & Semiconductor Equipment - 4.5%
Broadcom, Inc.	29,342	17,165,363
Intel Corp.	330,040	9,326,930
NVIDIA Corp.	110,532	21,594,637
Texas Instruments, Inc.	85,610	15,170,948
		63,257,878
Software - 5.1%
Microsoft Corp.	232,537	57,624,994
Oracle Corp.	173,860	15,379,656
		73,004,650
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	470,775	67,928,119
TOTAL INFORMATION TECHNOLOGY		272,821,139
MATERIALS - 10.6%
Chemicals - 6.3%
Air Products & Chemicals, Inc.	63,585	20,379,628
Dow, Inc.	282,330	16,756,286
Linde PLC	68,039	22,516,827
LyondellBasell Industries NV Class A	166,280	16,077,613
Yara International ASA	295,347	13,069,694
		88,800,048
Containers & Packaging - 1.0%
International Paper Co.	344,023	14,387,042
Metals & Mining - 3.3%
BHP Group Ltd.	467,553	16,268,795
Fortescue Metals Group Ltd.	1,041,035	16,314,493
Newmont Corp.	281,873	14,919,538
		47,502,826
TOTAL MATERIALS		150,689,916
REAL ESTATE - 10.6%
Equity Real Estate Investment Trusts (REITs) - 10.6%
American Tower Corp.	64,287	14,361,073
Crown Castle International Corp.	81,981	12,142,206
Digital Realty Trust, Inc.	92,644	10,618,855
Gaming & Leisure Properties	283,941	15,207,880
Iron Mountain, Inc.	275,693	15,047,324
Medical Properties Trust, Inc. (a)	570,921	7,393,427
Omega Healthcare Investors, Inc. (a)	437,322	12,874,760
Prologis (REIT), Inc.	103,356	13,361,864
Simon Property Group, Inc.	95,080	12,213,977
SL Green Realty Corp. (a)	170,311	7,008,298
VICI Properties, Inc.	452,216	15,456,743
WP Carey, Inc.	165,031	14,115,101
		149,801,508
UTILITIES - 11.1%
Electric Utilities - 9.3%
American Electric Power Co., Inc.	239,278	22,482,561
Duke Energy Corp.	216,299	22,159,833
Edison International	339,174	23,369,089
Pinnacle West Capital Corp.	287,374	21,423,732
PPL Corp.	700,323	20,729,561
Southern Co.	325,496	22,029,569
		132,194,345
Multi-Utilities - 1.8%
Sempra Energy	157,066	25,182,392
TOTAL UTILITIES		157,376,737
TOTAL COMMON STOCKS (Cost $1,322,379,820)		1,413,802,425

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	2,065,242	2,065,655
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	38,571,877	38,575,734
TOTAL MONEY MARKET FUNDS (Cost $40,641,389)		40,641,389

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $1,363,021,209)	1,454,443,814
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(36,911,895)
NET ASSETS - 100.0%	1,417,531,919

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	16	Mar 2023	3,272,000	101,338	101,338

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	2,743,400	38,401,746	39,079,491	30,327	-	-	2,065,655	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	16,059,350	146,611,615	124,095,231	101,887	-	-	38,575,734	0.1%
Total	18,802,750	185,013,361	163,174,722	132,214	-	-	40,641,389

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	32,364,204	32,364,204	-	-
Consumer Discretionary	67,062,954	67,062,954	-	-
Consumer Staples	1,491,192	1,491,192	-	-
Energy	202,052,510	199,898,491	2,154,019	-
Financials	256,007,393	256,007,393	-	-
Health Care	96,413,345	91,167,412	5,245,933	-
Industrials	27,721,527	23,649,743	4,071,784	-
Information Technology	272,821,139	272,821,139	-	-
Materials	150,689,916	118,106,628	32,583,288	-
Real Estate	149,801,508	149,801,508	-	-
Utilities	157,376,737	157,376,737	-	-

Money Market Funds	40,641,389	40,641,389	-	-
Total Investments in Securities:	1,454,443,814	1,410,388,790	44,055,024	-
Derivative Instruments:

Assets
Futures Contracts	101,338	101,338	-	-
Total Assets	101,338	101,338	-	-
Total Derivative Instruments:	101,338	101,338	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	101,338	0
Total Equity Risk	101,338	0
Total Value of Derivatives	101,338	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® High Dividend ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,289,319) - See accompanying schedule:
Unaffiliated issuers (cost $1,322,379,820)	$1,413,802,425
Fidelity Central Funds (cost $40,641,389)	40,641,389

Total Investment in Securities (cost $1,363,021,209)		$1,454,443,814
Segregated cash with brokers for derivative instruments		169,600
Cash		227,129
Foreign currency held at value (cost $17,567)		17,924
Receivable for fund shares sold		5,853,581
Dividends receivable		2,263,552
Distributions receivable from Fidelity Central Funds		25,801
Receivable for daily variation margin on futures contracts		46,000
Total assets		1,463,047,401
Liabilities
Payable for investments purchased	$6,607,150
Accrued management fee	332,598
Collateral on securities loaned	38,575,734
Total Liabilities		45,515,482
Net Assets		$1,417,531,919
Net Assets consist of:
Paid in capital		$1,377,645,506
Total accumulated earnings (loss)		39,886,413
Net Assets		$1,417,531,919
Net Asset Value , offering price and redemption price per share ($1,417,531,919 ÷ 35,850,000 shares)		$39.54

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$18,541,702
Income from Fidelity Central Funds (including $101,887 from security lending)		132,214
Total Income		18,673,916
Expenses
Management fee	$1,884,830
Independent trustees' fees and expenses	2,227
Total expenses before reductions	1,887,057
Expense reductions	(77)
Total expenses after reductions		1,886,980
Net Investment income (loss)		16,786,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,078,192)
Redemptions in-kind	5,658,309
Foreign currency transactions	(33,023)
Futures contracts	61,530
Total net realized gain (loss)		4,608,624
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	39,748,287
Assets and liabilities in foreign currencies	(17,070)
Futures contracts	(210,573)
Total change in net unrealized appreciation (depreciation)		39,520,644
Net gain (loss)		44,129,268
Net increase (decrease) in net assets resulting from operations		$60,916,204
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,786,936	$34,784,807
Net realized gain (loss)	4,608,624	95,057,679
Change in net unrealized appreciation (depreciation)	39,520,644	(104,029,877)
Net increase (decrease) in net assets resulting from operations	60,916,204	25,812,609
Distributions to shareholders	(19,807,450)	(36,931,550)
Share transactions
Proceeds from sales of shares	121,329,287	758,176,457
Cost of shares redeemed	(22,960,317)	(521,124,909)
Net increase (decrease) in net assets resulting from share transactions	98,368,970	237,051,548
Total increase (decrease) in net assets	139,477,724	225,932,607

Net Assets
Beginning of period	1,278,054,195	1,052,121,588
End of period	$1,417,531,919	$1,278,054,195

Other Information
Shares
Sold	3,200,000	19,000,000
Redeemed	(600,000)	(13,400,000)
Net increase (decrease)	2,600,000	5,600,000

Financial Highlights
Fidelity® High Dividend ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$38.44	$38.05	$27.56	$30.12	$30.15	$26.98
Income from Investment Operations
Net investment income (loss) A,B	.48	1.21	1.02	1.10	1.23	1.09
Net realized and unrealized gain (loss)	1.19	.44 C	10.48	(2.52)	(.03)	3.21
Total from investment operations	1.67	1.65	11.50	(1.42)	1.20	4.30
Distributions from net investment income	(.57)	(1.26)	(1.01)	(1.14)	(1.23)	(1.12)
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	(.57)	(1.26)	(1.01)	(1.14)	(1.23)	(1.13)
Net asset value, end of period	$39.54	$38.44	$38.05	$27.56	$30.12	$30.15
Total Return D,E,F	4.47%	4.43%	42.42%	(4.54)%	4.16%	16.23%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.29% I	.29%	.29%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.29% I	.29%	.29%	.29%	.29%	.30%
Expenses net of all reductions	.29% I	.29%	.29%	.29%	.29%	.30%
Net investment income (loss)	2.58% I	3.11%	3.04%	3.85%	4.15%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,417,532	$1,278,054	$1,052,122	$520,795	$362,952	$171,835
Portfolio turnover rate J,K	3% I	38%	32%	49%	50%	53%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Low Volatility Factor ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.4
Microsoft Corp.	5.5
Alphabet, Inc. Class A	3.3
Berkshire Hathaway, Inc. Class B	2.1
Visa, Inc. Class A	1.8
UnitedHealth Group, Inc.	1.8
The Home Depot, Inc.	1.7
Johnson & Johnson	1.7
MasterCard, Inc. Class A	1.6
Exxon Mobil Corp.	1.6
27.5

Market Sectors (% of Fund's net assets)

Information Technology	25.5
Health Care	14.2
Consumer Discretionary	12.8
Financials	11.7
Industrials	8.5
Communication Services	7.5
Consumer Staples	6.0
Energy	4.8
Real Estate	3.1
Materials	2.9
Utilities	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.2%

Fidelity® Low Volatility Factor ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	189,434	3,858,771
Verizon Communications, Inc.	93,898	3,903,340
		7,762,111
Entertainment - 0.5%
Activision Blizzard, Inc.	32,209	2,466,243
Interactive Media & Services - 3.3%
Alphabet, Inc. Class A (a)	162,515	16,062,983
Media - 1.5%
Cable One, Inc.	1,307	1,032,373
Comcast Corp. Class A	103,056	4,055,254
Omnicom Group, Inc.	28,145	2,420,189
		7,507,816
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	19,986	2,984,110
TOTAL COMMUNICATION SERVICES		36,783,263
CONSUMER DISCRETIONARY - 12.8%
Diversified Consumer Services - 1.0%
Service Corp. International	64,724	4,799,285
Hotels, Restaurants & Leisure - 4.5%
Domino's Pizza, Inc.	10,838	3,825,814
McDonald's Corp.	25,008	6,687,139
Starbucks Corp.	61,366	6,697,485
Yum! Brands, Inc.	37,476	4,890,993
		22,101,431
Multiline Retail - 0.9%
Dollar General Corp.	19,080	4,457,088
Specialty Retail - 5.1%
AutoZone, Inc. (a)	2,130	5,194,751
O'Reilly Automotive, Inc. (a)	6,583	5,216,040
The Home Depot, Inc.	26,391	8,555,170
TJX Companies, Inc.	79,152	6,479,383
		25,445,344
Textiles, Apparel & Luxury Goods - 1.3%
NIKE, Inc. Class B	51,647	6,576,213
TOTAL CONSUMER DISCRETIONARY		63,379,361
CONSUMER STAPLES - 6.0%
Beverages - 2.0%
PepsiCo, Inc.	29,108	4,978,050
The Coca-Cola Co.	81,451	4,994,575
		9,972,625
Food Products - 1.7%
General Mills, Inc.	34,430	2,697,935
Mondelez International, Inc.	49,084	3,212,057
The Hershey Co.	10,831	2,432,643
		8,342,635
Household Products - 2.3%
Colgate-Palmolive Co.	35,657	2,657,516
Kimberly-Clark Corp.	19,513	2,536,885
Procter & Gamble Co.	44,542	6,341,890
		11,536,291
TOTAL CONSUMER STAPLES		29,851,551
ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.	32,016	5,571,424
ConocoPhillips Co.	28,219	3,439,050
Coterra Energy, Inc.	48,783	1,221,038
DT Midstream, Inc.	21,145	1,155,786
Exxon Mobil Corp.	65,777	7,630,790
Kinder Morgan, Inc.	85,827	1,570,634
ONEOK, Inc. (b)	23,999	1,643,452
The Williams Companies, Inc.	48,580	1,566,219
		23,798,393
FINANCIALS - 11.7%
Capital Markets - 2.9%
CME Group, Inc.	18,794	3,320,148
FactSet Research Systems, Inc.	7,176	3,035,017
Intercontinental Exchange, Inc.	33,577	3,611,206
S&P Global, Inc.	11,947	4,479,408
		14,445,779
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	32,760	10,205,395
Insurance - 6.7%
Arthur J. Gallagher & Co. (b)	18,787	3,676,992
Assurant, Inc.	18,887	2,504,227
Brown & Brown, Inc.	47,197	2,763,856
Chubb Ltd.	20,761	4,722,920
Erie Indemnity Co. Class A	13,762	3,362,745
Marsh & McLennan Companies, Inc.	23,595	4,127,001
Progressive Corp.	31,800	4,335,930
The Travelers Companies, Inc.	21,087	4,030,147
W.R. Berkley Corp.	49,144	3,446,960
		32,970,778
TOTAL FINANCIALS		57,621,952
HEALTH CARE - 14.2%
Biotechnology - 1.9%
Amgen, Inc.	18,752	4,733,005
Regeneron Pharmaceuticals, Inc. (a)	6,174	4,682,794
		9,415,799
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	49,199	5,438,949
Medtronic PLC	48,745	4,079,469
		9,518,418
Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	17,482	8,726,840
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc.	9,988	5,696,456
Pharmaceuticals - 7.4%
Bristol-Myers Squibb Co.	68,035	4,942,743
Eli Lilly & Co.	19,697	6,778,723
Johnson & Johnson	50,703	8,285,884
Merck & Co., Inc.	66,203	7,110,864
Pfizer, Inc.	130,664	5,770,122
Zoetis, Inc. Class A	22,921	3,793,196
		36,681,532
TOTAL HEALTH CARE		70,039,045
INDUSTRIALS - 8.5%
Aerospace & Defense - 2.5%
General Dynamics Corp.	12,785	2,979,672
L3Harris Technologies, Inc.	11,946	2,566,240
Lockheed Martin Corp.	8,289	3,839,962
Northrop Grumman Corp.	6,583	2,949,447
		12,335,321
Commercial Services & Supplies - 1.5%
Republic Services, Inc.	18,601	2,321,777
Rollins, Inc.	62,686	2,281,770
Waste Management, Inc.	18,211	2,817,788
		7,421,335
Industrial Conglomerates - 1.4%
3M Co.	22,487	2,587,804
Honeywell International, Inc.	20,402	4,253,409
		6,841,213
Machinery - 1.7%
Graco, Inc.	35,690	2,438,341
Otis Worldwide Corp.	33,775	2,777,318
PACCAR, Inc.	29,263	3,198,739
		8,414,398
Professional Services - 1.4%
Booz Allen Hamilton Holding Corp. Class A	25,447	2,408,304
FTI Consulting, Inc. (a)(b)	14,574	2,324,844
Leidos Holdings, Inc.	24,467	2,418,318
		7,151,466
TOTAL INDUSTRIALS		42,163,733
INFORMATION TECHNOLOGY - 25.5%
IT Services - 10.4%
Akamai Technologies, Inc. (a)	41,505	3,691,870
Amdocs Ltd.	44,959	4,133,081
Automatic Data Processing, Inc.	20,884	4,715,816
Fiserv, Inc. (a)	43,009	4,588,200
IBM Corp.	40,302	5,429,888
Jack Henry & Associates, Inc.	19,152	3,449,084
MasterCard, Inc. Class A	21,606	8,007,184
Maximus, Inc.	59,410	4,446,839
Paychex, Inc.	33,624	3,895,677
Visa, Inc. Class A	38,756	8,922,019
		51,279,658
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	158,572	4,481,245
Texas Instruments, Inc.	32,283	5,720,870
		10,202,115
Software - 6.7%
Microsoft Corp.	108,686	26,933,478
Oracle Corp.	69,112	6,113,648
		33,047,126
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	218,824	31,574,114
TOTAL INFORMATION TECHNOLOGY		126,103,013
MATERIALS - 2.9%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	5,838	1,871,137
Ecolab, Inc.	7,820	1,210,771
Linde PLC	8,981	2,972,172
Sherwin-Williams Co.	6,243	1,477,031
		7,531,111
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	2,951	1,061,298
Vulcan Materials Co.	6,248	1,145,446
		2,206,744
Containers & Packaging - 0.6%
Aptargroup, Inc.	8,128	939,922
Ball Corp.	17,173	1,000,156
Packaging Corp. of America	6,829	974,498
		2,914,576
Metals & Mining - 0.3%
Newmont Corp. (b)	27,257	1,442,713
TOTAL MATERIALS		14,095,144
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Agree Realty Corp.	10,169	758,912
American Tower Corp.	8,499	1,898,592
Crown Castle International Corp.	9,438	1,397,862
CubeSmart	18,077	827,746
Digital Realty Trust, Inc.	9,031	1,035,133
Equinix, Inc.	2,163	1,596,575
Equity Lifestyle Properties, Inc.	11,685	838,749
Extra Space Storage, Inc.	5,292	835,236
Prologis (REIT), Inc.	14,780	1,910,758
Public Storage	4,061	1,235,925
Realty Income Corp.	17,314	1,174,409
Sun Communities, Inc.	5,850	917,631
WP Carey, Inc.	10,766	920,816
		15,348,344
UTILITIES - 2.8%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	17,394	1,634,340
Duke Energy Corp.	19,694	2,017,650
Eversource Energy	16,312	1,342,967
Southern Co.	27,448	1,857,681
Xcel Energy, Inc.	21,485	1,477,523
		8,330,161
Multi-Utilities - 1.1%
Ameren Corp.	15,131	1,314,430
CMS Energy Corp.	19,503	1,232,395
Consolidated Edison, Inc.	15,646	1,491,220
WEC Energy Group, Inc.	14,462	1,359,283
		5,397,328
TOTAL UTILITIES		13,727,489
TOTAL COMMON STOCKS (Cost $482,853,355)		492,911,288

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	460,111	460,203
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	4,128,136	4,128,549
TOTAL MONEY MARKET FUNDS (Cost $4,588,752)		4,588,752

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $487,442,107)	497,500,040
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(3,717,382)
NET ASSETS - 100.0%	493,782,658

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME S&P 500 Index Contracts (United States)	32	Mar 2023	654,400	34,665	34,665

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,126,798	8,882,713	9,549,308	10,549	-	-	460,203	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	1,748,660	12,138,162	9,758,273	6,890	-	-	4,128,549	0.0%
Total	2,875,458	21,020,875	19,307,581	17,439	-	-	4,588,752

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	36,783,263	36,783,263	-	-
Consumer Discretionary	63,379,361	63,379,361	-	-
Consumer Staples	29,851,551	29,851,551	-	-
Energy	23,798,393	23,798,393	-	-
Financials	57,621,952	57,621,952	-	-
Health Care	70,039,045	70,039,045	-	-
Industrials	42,163,733	42,163,733	-	-
Information Technology	126,103,013	126,103,013	-	-
Materials	14,095,144	14,095,144	-	-
Real Estate	15,348,344	15,348,344	-	-
Utilities	13,727,489	13,727,489	-	-

Money Market Funds	4,588,752	4,588,752	-	-
Total Investments in Securities:	497,500,040	497,500,040	-	-
Derivative Instruments:

Assets
Futures Contracts	34,665	34,665	-	-
Total Assets	34,665	34,665	-	-
Total Derivative Instruments:	34,665	34,665	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	34,665	0
Total Equity Risk	34,665	0
Total Value of Derivatives	34,665	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Low Volatility Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,091,674) - See accompanying schedule:
Unaffiliated issuers (cost $482,853,355)	$492,911,288
Fidelity Central Funds (cost $4,588,752)	4,588,752

Total Investment in Securities (cost $487,442,107)		$497,500,040
Segregated cash with brokers for derivative instruments		33,920
Dividends receivable		482,033
Distributions receivable from Fidelity Central Funds		1,654
Receivable for daily variation margin on futures contracts		9,200
Total assets		498,026,847
Liabilities
Accrued management fee	$117,744
Collateral on securities loaned	4,126,445
Total Liabilities		4,244,189
Net Assets		$493,782,658
Net Assets consist of:
Paid in capital		$517,129,480
Total accumulated earnings (loss)		(23,346,822)
Net Assets		$493,782,658
Net Asset Value , offering price and redemption price per share ($493,782,658 ÷ 10,450,000 shares)		$47.25

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$4,077,080
Income from Fidelity Central Funds (including $6,890 from security lending)		17,439
Total Income		4,094,519
Expenses
Management fee	$661,725
Independent trustees' fees and expenses	786
Total expenses before reductions	662,511
Expense reductions	(46)
Total expenses after reductions		662,465
Net Investment income (loss)		3,432,054
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,248,607)
Redemptions in-kind	8,746,138
Futures contracts	30,563
Total net realized gain (loss)		(471,906)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,834,328)
Futures contracts	(80,330)
Total change in net unrealized appreciation (depreciation)		(1,914,658)
Net gain (loss)		(2,386,564)
Net increase (decrease) in net assets resulting from operations		$1,045,490
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,432,054	$6,029,946
Net realized gain (loss)	(471,906)	57,400,773
Change in net unrealized appreciation (depreciation)	(1,914,658)	(66,352,118)
Net increase (decrease) in net assets resulting from operations	1,045,490	(2,921,399)
Distributions to shareholders	(3,518,700)	(5,937,600)
Share transactions
Proceeds from sales of shares	92,467,398	286,611,056
Cost of shares redeemed	(41,074,290)	(344,785,919)
Net increase (decrease) in net assets resulting from share transactions	51,393,108	(58,174,863)
Total increase (decrease) in net assets	48,919,898	(67,033,862)

Net Assets
Beginning of period	444,862,760	511,896,622
End of period	$493,782,658	$444,862,760

Other Information
Shares
Sold	2,000,000	5,950,000
Redeemed	(900,000)	(7,100,000)
Net increase (decrease)	1,100,000	(1,150,000)

Financial Highlights
Fidelity® Low Volatility Factor ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$47.58	$48.75	$38.33	$36.37	$32.40	$28.19
Income from Investment Operations
Net investment income (loss) A,B	.35	.62	.56	.62	.62	.53
Net realized and unrealized gain (loss)	(.32)	(1.17)	10.43	1.95	3.92	4.20
Total from investment operations	.03	(.55)	10.99	2.57	4.54	4.73
Distributions from net investment income	(.36)	(.62)	(.57)	(.61)	(.57)	(.52)
Total distributions	(.36)	(.62)	(.57)	(.61)	(.57)	(.52)
Net asset value, end of period	$47.25	$47.58	$48.75	$38.33	$36.37	$32.40
Total Return C,D,E	.10%	(1.12)%	28.90%	7.29%	14.20%	16.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.29% H	.29%	.29%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.29% H	.29%	.29%	.29%	.29%	.30%
Expenses net of all reductions	.29% H	.29%	.29%	.29%	.29%	.30%
Net investment income (loss)	1.50% H	1.27%	1.31%	1.69%	1.83%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$493,783	$444,863	$511,897	$350,708	$245,502	$66,420
Portfolio turnover rate I,J	48% H	28%	46%	31%	36%	31%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Based on net asset value.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Momentum Factor ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.8
Microsoft Corp.	6.0
Alphabet, Inc. Class A	3.6
Amazon.com, Inc.	3.1
Berkshire Hathaway, Inc. Class B	2.2
Visa, Inc. Class A	1.9
UnitedHealth Group, Inc.	1.9
Johnson & Johnson	1.8
MasterCard, Inc. Class A	1.7
Tesla, Inc.	1.7
30.7

Market Sectors (% of Fund's net assets)

Information Technology	25.4
Health Care	14.3
Financials	12.2
Consumer Discretionary	10.3
Industrials	8.9
Communication Services	7.6
Consumer Staples	6.3
Energy	5.4
Real Estate	3.3
Utilities	3.1
Materials	3.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.5%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Momentum Factor ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 1.4%
Iridium Communications, Inc.	9,692	579,969
Verizon Communications, Inc.	27,403	1,139,143
		1,719,112
Entertainment - 1.0%
Activision Blizzard, Inc.	9,035	691,810
Electronic Arts, Inc.	4,638	596,818
		1,288,628
Interactive Media & Services - 3.6%
Alphabet, Inc. Class A (a)	45,561	4,503,249
Media - 1.0%
Nexstar Broadcasting Group, Inc. Class A	2,994	613,081
Omnicom Group, Inc.	7,322	629,619
		1,242,700
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	5,286	789,253
TOTAL COMMUNICATION SERVICES		9,542,942
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 1.7%
Tesla, Inc. (a)	12,191	2,111,725
Distributors - 0.5%
Genuine Parts Co.	3,938	660,875
Diversified Consumer Services - 0.5%
H&R Block, Inc.	16,168	630,229
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	4,818	1,288,333
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (a)	37,971	3,915,949
Multiline Retail - 1.2%
Dollar General Corp.	3,243	757,565
Dollar Tree, Inc. (a)	4,647	697,886
		1,455,451
Specialty Retail - 2.3%
AutoZone, Inc. (a)	315	768,238
Murphy U.S.A., Inc.	2,041	555,213
O'Reilly Automotive, Inc. (a)	968	766,995
Ulta Beauty, Inc. (a)	1,648	847,006
		2,937,452
TOTAL CONSUMER DISCRETIONARY		13,000,014
CONSUMER STAPLES - 6.3%
Beverages - 2.3%
PepsiCo, Inc.	8,440	1,443,409
The Coca-Cola Co.	24,538	1,504,670
		2,948,079
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	8,693	629,982
Food Products - 3.5%
Archer Daniels Midland Co.	8,600	712,510
Campbell Soup Co.	13,167	683,762
General Mills, Inc.	10,182	797,862
Kellogg Co.	10,079	691,218
Lamb Weston Holdings, Inc.	8,027	801,817
The Hershey Co.	3,266	733,544
		4,420,713
TOTAL CONSUMER STAPLES		7,998,774
ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Chesapeake Energy Corp.	2,985	258,859
Chevron Corp.	7,777	1,353,354
ConocoPhillips Co.	6,434	784,112
Devon Energy Corp.	6,009	380,009
Exxon Mobil Corp.	17,008	1,973,098
Hess Corp.	2,825	424,202
HF Sinclair Corp.	4,661	265,211
Marathon Petroleum Corp.	3,971	510,353
Occidental Petroleum Corp. (b)	6,253	405,132
Valero Energy Corp.	3,407	477,082
		6,831,412
FINANCIALS - 12.2%
Banks - 1.8%
CVB Financial Corp.	27,832	674,091
First Horizon National Corp.	33,142	819,602
M&T Bank Corp.	5,244	818,064
		2,311,757
Capital Markets - 0.6%
LPL Financial	3,168	751,196
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	9,019	2,809,599
Insurance - 7.6%
AFLAC, Inc.	13,534	994,749
Aon PLC	3,489	1,111,875
Arthur J. Gallagher & Co.	4,793	938,086
Chubb Ltd.	5,091	1,158,152
Kinsale Capital Group, Inc.	2,455	683,570
Marsh & McLennan Companies, Inc.	6,530	1,142,162
Progressive Corp.	8,022	1,093,800
The Travelers Companies, Inc.	5,012	957,893
Unum Group	17,722	744,856
W.R. Berkley Corp.	10,899	764,456
		9,589,599
TOTAL FINANCIALS		15,462,151
HEALTH CARE - 14.3%
Biotechnology - 3.3%
AbbVie, Inc.	12,050	1,780,388
Amgen, Inc.	5,051	1,274,872
Vertex Pharmaceuticals, Inc. (a)	3,609	1,166,068
		4,221,328
Health Care Equipment & Supplies - 0.6%
Lantheus Holdings, Inc. (a)	14,278	820,985
Health Care Providers & Services - 4.6%
Cigna Corp.	3,672	1,162,812
Elevance Health, Inc.	2,423	1,211,476
McKesson Corp.	2,625	994,035
UnitedHealth Group, Inc.	4,839	2,415,580
		5,783,903
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	18,244	1,325,427
Eli Lilly & Co.	5,103	1,756,197
Johnson & Johnson	14,178	2,316,969
Merck & Co., Inc.	17,439	1,873,123
		7,271,716
TOTAL HEALTH CARE		18,097,932
INDUSTRIALS - 8.9%
Aerospace & Defense - 3.7%
General Dynamics Corp.	3,060	713,164
Huntington Ingalls Industries, Inc.	2,452	540,764
L3Harris Technologies, Inc.	3,077	661,001
Lockheed Martin Corp.	1,995	924,204
Northrop Grumman Corp.	1,587	711,039
Raytheon Technologies Corp.	11,147	1,113,028
		4,663,200
Building Products - 0.5%
Carlisle Companies, Inc.	2,661	667,538
Commercial Services & Supplies - 1.1%
Republic Services, Inc.	5,008	625,099
Waste Management, Inc.	4,916	760,653
		1,385,752
Construction & Engineering - 1.1%
Quanta Services, Inc.	4,414	671,767
Willscot Mobile Mini Holdings (a)	13,226	640,932
		1,312,699
Machinery - 0.8%
Deere & Co.	2,412	1,019,890
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	5,661	535,757
Road & Rail - 0.8%
Union Pacific Corp.	5,119	1,045,249
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	1,110	654,323
TOTAL INDUSTRIALS		11,284,408
INFORMATION TECHNOLOGY - 25.4%
IT Services - 8.3%
Amdocs Ltd.	12,049	1,107,665
Automatic Data Processing, Inc.	5,425	1,225,019
GoDaddy, Inc. (a)	13,435	1,103,417
IBM Corp.	10,136	1,365,623
Jack Henry & Associates, Inc.	5,469	984,912
MasterCard, Inc. Class A	6,027	2,233,606
Visa, Inc. Class A	10,553	2,429,406
		10,449,648
Semiconductors & Semiconductor Equipment - 1.6%
Enphase Energy, Inc. (a)	3,638	805,380
onsemi (a)	17,338	1,273,476
		2,078,856
Software - 8.0%
Cadence Design Systems, Inc. (a)	7,516	1,374,150
Microsoft Corp.	30,581	7,578,278
Palo Alto Networks, Inc. (a)	7,304	1,158,707
		10,111,135
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	59,834	8,633,446
Super Micro Computer, Inc. (a)	11,905	861,089
		9,494,535
TOTAL INFORMATION TECHNOLOGY		32,134,174
MATERIALS - 3.0%
Chemicals - 1.8%
Albemarle Corp.	1,132	318,601
CF Industries Holdings, Inc.	2,577	218,272
Corteva, Inc.	5,473	352,735
FMC Corp.	2,044	272,118
Linde PLC	2,415	799,220
The Mosaic Co.	5,256	260,382
		2,221,328
Containers & Packaging - 0.2%
Amcor PLC	23,615	284,797
Metals & Mining - 1.0%
ATI, Inc. (a)	7,682	279,548
Nucor Corp.	2,453	414,606
Reliance Steel & Aluminum Co.	1,202	273,395
Steel Dynamics, Inc.	2,767	333,811
		1,301,360
TOTAL MATERIALS		3,807,485
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Agree Realty Corp. (b)	2,732	203,889
American Tower Corp.	2,462	549,986
Crown Castle International Corp.	2,807	415,745
Gaming & Leisure Properties	4,233	226,719
Host Hotels & Resorts, Inc.	12,293	231,723
Iron Mountain, Inc.	4,356	237,750
Omega Healthcare Investors, Inc. (b)	6,103	179,672
Prologis (REIT), Inc.	4,784	618,476
Public Storage	1,156	351,817
Realty Income Corp.	4,867	330,129
SBA Communications Corp. Class A	994	295,745
VICI Properties, Inc.	8,579	293,230
WP Carey, Inc.	2,944	251,800
		4,186,681
UTILITIES - 3.1%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	5,074	476,753
Constellation Energy Corp.	4,219	360,134
Southern Co.	8,206	555,382
Xcel Energy, Inc.	6,372	438,202
		1,830,471
Gas Utilities - 0.3%
South Jersey Industries, Inc.	8,903	321,309
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	12,560	378,307
Consolidated Edison, Inc.	4,513	430,134
Sempra Energy	3,004	481,631
WEC Energy Group, Inc.	4,316	405,661
		1,695,733
TOTAL UTILITIES		3,847,513
TOTAL COMMON STOCKS (Cost $123,393,681)		126,193,486

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	169,440	169,474
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	597,740	597,800
TOTAL MONEY MARKET FUNDS (Cost $767,274)		767,274

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $124,160,955)	126,960,760
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(523,220)
NET ASSETS - 100.0%	126,437,540

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME S&P 500 Index Contracts (United States)	12	Mar 2023	245,400	7,757	7,757

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	180,280	1,882,309	1,893,115	4,326	-	-	169,474	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	1,004,850	4,234,987	4,642,037	1,130	-	-	597,800	0.0%
Total	1,185,130	6,117,296	6,535,152	5,456	-	-	767,274

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,542,942	9,542,942	-	-
Consumer Discretionary	13,000,014	13,000,014	-	-
Consumer Staples	7,998,774	7,998,774	-	-
Energy	6,831,412	6,831,412	-	-
Financials	15,462,151	15,462,151	-	-
Health Care	18,097,932	18,097,932	-	-
Industrials	11,284,408	11,284,408	-	-
Information Technology	32,134,174	32,134,174	-	-
Materials	3,807,485	3,807,485	-	-
Real Estate	4,186,681	4,186,681	-	-
Utilities	3,847,513	3,847,513	-	-

Money Market Funds	767,274	767,274	-	-
Total Investments in Securities:	126,960,760	126,960,760	-	-
Derivative Instruments:

Assets
Futures Contracts	7,757	7,757	-	-
Total Assets	7,757	7,757	-	-
Total Derivative Instruments:	7,757	7,757	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,757	0
Total Equity Risk	7,757	0
Total Value of Derivatives	7,757	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Momentum Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $591,304) - See accompanying schedule:
Unaffiliated issuers (cost $123,393,681)	$126,193,486
Fidelity Central Funds (cost $767,274)	767,274

Total Investment in Securities (cost $124,160,955)		$126,960,760
Segregated cash with brokers for derivative instruments		12,720
Cash		9,001
Dividends receivable		77,307
Distributions receivable from Fidelity Central Funds		927
Receivable for daily variation margin on futures contracts		3,450
Total assets		127,064,165
Liabilities
Accrued management fee	$28,825
Collateral on securities loaned	597,800
Total Liabilities		626,625
Net Assets		$126,437,540
Net Assets consist of:
Paid in capital		$150,337,023
Total accumulated earnings (loss)		(23,899,483)
Net Assets		$126,437,540
Net Asset Value , offering price and redemption price per share ($126,437,540 ÷ 2,850,000 shares)		$44.36

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$851,238
Income from Fidelity Central Funds (including $1,130 from security lending)		5,456
Total Income		856,694
Expenses
Management fee	$164,363
Independent trustees' fees and expenses	196
Total expenses before reductions	164,559
Expense reductions	(161)
Total expenses after reductions		164,398
Net Investment income (loss)		692,296
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,243,567)
Redemptions in-kind	2,087,253
Futures contracts	(12,913)
Total net realized gain (loss)		(169,227)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,006,950)
Futures contracts	(9,861)
Total change in net unrealized appreciation (depreciation)		(4,016,811)
Net gain (loss)		(4,186,038)
Net increase (decrease) in net assets resulting from operations		$(3,493,742)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$692,296	$1,047,146
Net realized gain (loss)	(169,227)	9,388,516
Change in net unrealized appreciation (depreciation)	(4,016,811)	(18,448,115)
Net increase (decrease) in net assets resulting from operations	(3,493,742)	(8,012,453)
Distributions to shareholders	(733,100)	(999,550)
Share transactions
Proceeds from sales of shares	31,289,503	86,253,555
Cost of shares redeemed	(17,373,490)	(117,256,850)
Net increase (decrease) in net assets resulting from share transactions	13,916,013	(31,003,295)
Total increase (decrease) in net assets	9,689,171	(40,015,298)

Net Assets
Beginning of period	116,748,369	156,763,667
End of period	$126,437,540	$116,748,369

Other Information
Shares
Sold	700,000	1,700,000
Redeemed	(400,000)	(2,300,000)
Net increase (decrease)	300,000	(600,000)

Financial Highlights
Fidelity® Momentum Factor ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$45.78	$49.77	$39.26	$35.80	$33.58	$28.60
Income from Investment Operations
Net investment income (loss) A,B	.27	.43	.25	.42	.40	.36
Net realized and unrealized gain (loss)	(1.41)	(4.01)	10.54	3.47	2.22	4.97
Total from investment operations	(1.14)	(3.58)	10.79	3.89	2.62	5.33
Distributions from net investment income	(.28)	(.41)	(.28)	(.43)	(.40)	(.35)
Total distributions	(.28)	(.41)	(.28)	(.43)	(.40)	(.35)
Net asset value, end of period	$44.36	$45.78	$49.77	$39.26	$35.80	$33.58
Total Return C,D,E	(2.47)%	(7.20)%	27.58%	11.06%	7.91%	18.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.29% H	.29%	.29%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.29% H	.29%	.29%	.29%	.29%	.30%
Expenses net of all reductions	.29% H	.29%	.29%	.29%	.29%	.30%
Net investment income (loss)	1.22% H	.88%	.55%	1.18%	1.18%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$126,438	$116,748	$156,764	$88,329	$121,736	$95,702
Portfolio turnover rate I,J	132% H	123%	128%	138%	133%	125%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Based on net asset value.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Quality Factor ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.3
Microsoft Corp.	5.4
Alphabet, Inc. Class A	3.2
UnitedHealth Group, Inc.	1.9
NVIDIA Corp.	1.9
Johnson & Johnson	1.8
Visa, Inc. Class A	1.7
Exxon Mobil Corp.	1.6
The Home Depot, Inc.	1.6
Tesla, Inc.	1.5
26.9

Market Sectors (% of Fund's net assets)

Information Technology	26.6
Health Care	14.0
Financials	11.5
Consumer Discretionary	11.1
Industrials	8.9
Communication Services	7.4
Consumer Staples	6.1
Energy	5.1
Materials	3.3
Real Estate	3.1
Utilities	2.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.3%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Quality Factor ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	92,546	1,885,162
Verizon Communications, Inc.	47,176	1,961,106
		3,846,268
Entertainment - 0.4%
Activision Blizzard, Inc.	14,870	1,138,596
Interactive Media & Services - 4.6%
Alphabet, Inc. Class A (a)	90,222	8,917,542
Match Group, Inc. (a)	13,203	714,546
Meta Platforms, Inc. Class A (a)	20,995	3,127,625
		12,759,713
Media - 1.0%
Comcast Corp. Class A	51,502	2,026,604
Sirius XM Holdings, Inc. (b)	116,945	677,112
		2,703,716
TOTAL COMMUNICATION SERVICES		20,448,293
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 1.5%
Tesla, Inc. (a)	24,234	4,197,813
Hotels, Restaurants & Leisure - 3.4%
Airbnb, Inc. Class A (a)	18,195	2,021,646
Domino's Pizza, Inc.	4,959	1,750,527
McDonald's Corp.	12,422	3,321,643
Yum! Brands, Inc.	17,387	2,269,177
		9,362,993
Specialty Retail - 5.0%
AutoZone, Inc. (a)	993	2,421,778
Lowe's Companies, Inc.	14,121	2,940,698
O'Reilly Automotive, Inc. (a)	3,077	2,438,061
The Home Depot, Inc.	13,486	4,371,757
Williams-Sonoma, Inc. (b)	13,207	1,782,153
		13,954,447
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	25,269	3,217,502
TOTAL CONSUMER DISCRETIONARY		30,732,755
CONSUMER STAPLES - 6.1%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.)	18,016	1,199,505
The Coca-Cola Co.	48,291	2,961,204
		4,160,709
Food Products - 0.5%
The Hershey Co.	6,697	1,504,146
Household Products - 2.5%
Colgate-Palmolive Co.	21,795	1,624,381
Kimberly-Clark Corp.	12,018	1,562,460
Procter & Gamble Co.	26,206	3,731,210
		6,918,051
Tobacco - 1.6%
Altria Group, Inc.	41,867	1,885,690
Philip Morris International, Inc.	24,222	2,524,901
		4,410,591
TOTAL CONSUMER STAPLES		16,993,497
ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
APA Corp.	23,027	1,020,787
Chevron Corp.	18,444	3,209,625
ConocoPhillips Co.	16,417	2,000,740
DT Midstream, Inc.	12,613	689,427
Exxon Mobil Corp.	37,828	4,388,426
Marathon Oil Corp.	34,531	948,567
Occidental Petroleum Corp. (b)	17,443	1,130,132
Texas Pacific Land Corp. (b)	429	856,220
		14,243,924
FINANCIALS - 11.5%
Banks - 2.8%
East West Bancorp, Inc.	30,101	2,363,531
Popular, Inc.	26,991	1,852,662
Signature Bank	11,241	1,449,527
Western Alliance Bancorp.	27,244	2,053,380
		7,719,100
Capital Markets - 5.3%
Ameriprise Financial, Inc.	8,224	2,879,387
Blackstone, Inc.	24,624	2,362,919
CME Group, Inc.	12,654	2,235,456
Moody's Corp.	7,578	2,445,800
MSCI, Inc.	4,633	2,462,717
SEI Investments Co.	36,873	2,301,981
		14,688,260
Consumer Finance - 0.9%
Discover Financial Services	21,668	2,529,306
Insurance - 1.8%
Aon PLC	8,572	2,731,725
Kinsale Capital Group, Inc.	8,332	2,319,962
		5,051,687
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	47,961	2,111,723
TOTAL FINANCIALS		32,100,076
HEALTH CARE - 14.0%
Biotechnology - 3.7%
AbbVie, Inc.	27,235	4,023,971
Amgen, Inc.	11,981	3,024,004
Regeneron Pharmaceuticals, Inc. (a)	4,038	3,062,702
		10,110,677
Health Care Equipment & Supplies - 1.5%
Edwards Lifesciences Corp. (a)	23,604	1,810,427
Hologic, Inc. (a)	29,919	2,434,509
		4,244,936
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	10,560	5,271,446
Life Sciences Tools & Services - 2.0%
Danaher Corp.	11,623	3,072,889
Mettler-Toledo International, Inc. (a)	1,648	2,526,252
		5,599,141
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	43,209	3,139,134
Johnson & Johnson	30,755	5,025,982
Pfizer, Inc.	80,882	3,571,749
Royalty Pharma PLC	49,706	1,947,978
		13,684,843
TOTAL HEALTH CARE		38,911,043
INDUSTRIALS - 8.9%
Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	13,547	1,465,108
United Parcel Service, Inc. Class B	11,894	2,203,126
		3,668,234
Building Products - 0.4%
Trex Co., Inc. (a)	21,093	1,112,023
Commercial Services & Supplies - 1.1%
Cintas Corp.	3,617	1,605,008
Copart, Inc. (a)	22,696	1,511,781
		3,116,789
Electrical Equipment - 0.7%
Atkore, Inc. (a)	14,489	1,887,192
Machinery - 1.3%
Illinois Tool Works, Inc.	8,154	1,924,670
Otis Worldwide Corp.	19,129	1,572,978
		3,497,648
Professional Services - 0.5%
Verisk Analytics, Inc.	7,554	1,373,242
Road & Rail - 2.5%
CSX Corp.	54,673	1,690,489
Norfolk Southern Corp.	6,817	1,675,687
Old Dominion Freight Lines, Inc.	4,931	1,643,206
Union Pacific Corp.	10,175	2,077,633
		7,087,015
Trading Companies & Distributors - 1.1%
Fastenal Co.	28,597	1,445,578
W.W. Grainger, Inc.	2,659	1,567,427
		3,013,005
TOTAL INDUSTRIALS		24,755,148
INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	67,273	3,274,177
IT Services - 5.5%
Accenture PLC Class A	10,018	2,795,523
MasterCard, Inc. Class A	10,962	4,062,517
Paychex, Inc.	15,430	1,787,720
VeriSign, Inc. (a)	9,232	2,013,038
Visa, Inc. Class A	19,838	4,566,906
		15,225,704
Semiconductors & Semiconductor Equipment - 6.7%
Applied Materials, Inc.	21,576	2,405,508
Broadcom, Inc.	6,008	3,514,740
Lam Research Corp.	4,173	2,086,917
NVIDIA Corp.	26,945	5,264,245
Qualcomm, Inc.	19,284	2,568,822
Texas Instruments, Inc.	15,800	2,799,918
		18,640,150
Software - 6.9%
Adobe, Inc. (a)	7,341	2,718,666
Manhattan Associates, Inc. (a)	12,183	1,588,176
Microsoft Corp.	60,240	14,928,074
		19,234,916
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	121,799	17,574,378
TOTAL INFORMATION TECHNOLOGY		73,949,325
MATERIALS - 3.3%
Chemicals - 1.9%
Celanese Corp. Class A	5,299	652,837
CF Industries Holdings, Inc.	6,571	556,564
Dow, Inc.	15,125	897,669
Linde PLC	5,313	1,758,284
LyondellBasell Industries NV Class A	7,737	748,091
Olin Corp.	10,608	685,171
		5,298,616
Construction Materials - 0.2%
Eagle Materials, Inc.	4,208	614,705
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	27,957	1,247,441
Nucor Corp.	5,660	956,653
Steel Dynamics, Inc.	7,766	936,890
		3,140,984
TOTAL MATERIALS		9,054,305
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
EastGroup Properties, Inc.	3,232	543,784
Essex Property Trust, Inc.	2,269	512,953
Extra Space Storage, Inc.	3,522	555,877
Gaming & Leisure Properties	11,565	619,421
National Retail Properties, Inc.	11,995	567,963
Prologis (REIT), Inc.	9,185	1,187,437
Public Storage	2,616	796,153
Realty Income Corp.	11,233	761,934
SBA Communications Corp. Class A	2,219	660,219
Simon Property Group, Inc.	7,094	911,295
VICI Properties, Inc.	21,617	738,869
WP Carey, Inc.	7,311	625,310
		8,481,215
UTILITIES - 2.7%
Electric Utilities - 1.8%
FirstEnergy Corp.	21,210	868,550
IDACORP, Inc.	6,346	671,470
NextEra Energy, Inc.	21,785	1,625,815
NRG Energy, Inc.	18,618	637,108
Southern Co.	16,209	1,097,025
		4,899,968
Gas Utilities - 0.2%
National Fuel Gas Co.	10,154	589,541
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc. Class C (b)	18,285	617,850
Vistra Corp.	28,948	667,541
		1,285,391
Multi-Utilities - 0.3%
WEC Energy Group, Inc.	8,668	814,705
TOTAL UTILITIES		7,589,605
TOTAL COMMON STOCKS (Cost $280,263,203)		277,259,186

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	350,035	350,105
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	4,621,313	4,621,775
TOTAL MONEY MARKET FUNDS (Cost $4,971,880)		4,971,880

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $285,235,083)	282,231,066
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(4,359,993)
NET ASSETS - 100.0%	277,871,073

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME S&P 500 Index Contracts (United States)	20	Mar 2023	409,000	20,967	20,967

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	291,681	3,331,726	3,273,302	4,812	-	-	350,105	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	3,524,275	17,857,197	16,759,697	33,915	-	-	4,621,775	0.0%
Total	3,815,956	21,188,923	20,032,999	38,727	-	-	4,971,880

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	20,448,293	20,448,293	-	-
Consumer Discretionary	30,732,755	30,732,755	-	-
Consumer Staples	16,993,497	16,993,497	-	-
Energy	14,243,924	14,243,924	-	-
Financials	32,100,076	32,100,076	-	-
Health Care	38,911,043	38,911,043	-	-
Industrials	24,755,148	24,755,148	-	-
Information Technology	73,949,325	73,949,325	-	-
Materials	9,054,305	9,054,305	-	-
Real Estate	8,481,215	8,481,215	-	-
Utilities	7,589,605	7,589,605	-	-

Money Market Funds	4,971,880	4,971,880	-	-
Total Investments in Securities:	282,231,066	282,231,066	-	-
Derivative Instruments:

Assets
Futures Contracts	20,967	20,967	-	-
Total Assets	20,967	20,967	-	-
Total Derivative Instruments:	20,967	20,967	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	20,967	0
Total Equity Risk	20,967	0
Total Value of Derivatives	20,967	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Quality Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,606,435) - See accompanying schedule:
Unaffiliated issuers (cost $280,263,203)	$277,259,186
Fidelity Central Funds (cost $4,971,880)	4,971,880

Total Investment in Securities (cost $285,235,083)		$282,231,066
Segregated cash with brokers for derivative instruments		21,200
Cash		2,930
Dividends receivable		289,877
Distributions receivable from Fidelity Central Funds		6,138
Receivable for daily variation margin on futures contracts		5,750
Total assets		282,556,961
Liabilities
Accrued management fee	$64,113
Collateral on securities loaned	4,621,775
Total Liabilities		4,685,888
Net Assets		$277,871,073
Net Assets consist of:
Paid in capital		$299,279,539
Total accumulated earnings (loss)		(21,408,466)
Net Assets		$277,871,073
Net Asset Value , offering price and redemption price per share ($277,871,073 ÷ 5,900,000 shares)		$47.10

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$2,061,724
Income from Fidelity Central Funds (including $33,915 from security lending)		38,727
Total Income		2,100,451
Expenses
Management fee	$370,568
Independent trustees' fees and expenses	444
Total expenses before reductions	371,012
Expense reductions	(51)
Total expenses after reductions		370,961
Net Investment income (loss)		1,729,490
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,307,130)
Redemptions in-kind	3,315,793
Futures contracts	46,041
Total net realized gain (loss)		54,704
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,200,239)
Futures contracts	(12,158)
Total change in net unrealized appreciation (depreciation)		(5,212,397)
Net gain (loss)		(5,157,693)
Net increase (decrease) in net assets resulting from operations		$(3,428,203)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,729,490	$3,315,679
Net realized gain (loss)	54,704	31,054,201
Change in net unrealized appreciation (depreciation)	(5,212,397)	(49,818,448)
Net increase (decrease) in net assets resulting from operations	(3,428,203)	(15,448,568)
Distributions to shareholders	(1,761,850)	(3,437,350)
Share transactions
Proceeds from sales of shares	34,340,352	184,056,355
Cost of shares redeemed	(17,993,035)	(144,177,423)
Net increase (decrease) in net assets resulting from share transactions	16,347,317	39,878,932
Total increase (decrease) in net assets	11,157,264	20,993,014

Net Assets
Beginning of period	266,713,809	245,720,795
End of period	$277,871,073	$266,713,809

Other Information
Shares
Sold	750,000	3,600,000
Redeemed	(400,000)	(2,850,000)
Net increase (decrease)	350,000	750,000

Financial Highlights
Fidelity® Quality Factor ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$48.06	$51.19	$38.19	$35.28	$33.47	$29.11
Income from Investment Operations
Net investment income (loss) A,B	.31	.67	.62	.62	.58	.53
Net realized and unrealized gain (loss)	(.96)	(3.10)	13.00	2.90	1.77	4.38
Total from investment operations	(.65)	(2.43)	13.62	3.52	2.35	4.91
Distributions from net investment income	(.31)	(.70)	(.62)	(.61)	(.54)	(.55)
Total distributions	(.31)	(.70)	(.62)	(.61)	(.54)	(.55)
Net asset value, end of period	$47.10	$48.06	$51.19	$38.19	$35.28	$33.47
Total Return C,D,E	(1.31)%	(4.79)%	36.00%	10.26%	7.14%	16.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.29% H	.29%	.29%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.29% H	.29%	.29%	.29%	.29%	.30%
Expenses net of all reductions	.29% H	.29%	.29%	.29%	.29%	.30%
Net investment income (loss)	1.35% H	1.33%	1.39%	1.74%	1.72%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$277,871	$266,714	$245,721	$147,022	$162,282	$65,259
Portfolio turnover rate I,J	54% H	38%	35%	41%	29%	30%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Based on net asset value.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Small-Mid Multifactor ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Steel Dynamics, Inc.	0.5
LPL Financial	0.4
APA Corp.	0.4
Everest Re Group Ltd.	0.4
LKQ Corp.	0.4
W.R. Berkley Corp.	0.4
Lamb Weston Holdings, Inc.	0.4
PulteGroup, Inc.	0.4
J.B. Hunt Transport Services, Inc.	0.4
Iron Mountain, Inc.	0.4
4.1

Market Sectors (% of Fund's net assets)

Industrials	17.8
Financials	16.8
Consumer Discretionary	13.4
Health Care	12.2
Information Technology	12.2
Real Estate	7.7
Materials	6.0
Energy	4.2
Consumer Staples	3.8
Communication Services	2.9
Utilities	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.3%
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%*
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	2,134	146,328
EchoStar Holding Corp. Class A (a)	4,915	91,960
Liberty Global PLC Class C (a)	12,057	269,474
Lumen Technologies, Inc.	24,612	129,213
		636,975
Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)	3,331	268,112
Playtika Holding Corp. (a)	8,928	93,655
Sciplay Corp. (A Shares) (a)	7,200	122,328
World Wrestling Entertainment, Inc. Class A (b)	1,973	166,955
		651,050
Media - 1.6%
AMC Networks, Inc. Class A (a)	3,095	57,288
John Wiley & Sons, Inc. Class A	2,411	110,424
News Corp. Class A	14,042	284,491
Nexstar Broadcasting Group, Inc. Class A	1,160	237,533
Scholastic Corp.	2,399	106,132
Sinclair Broadcast Group, Inc. Class A	4,424	91,267
Sirius XM Holdings, Inc. (b)	28,961	167,684
TechTarget, Inc. (a)	1,710	84,696
TEGNA, Inc.	7,972	158,882
The New York Times Co. Class A	5,755	200,504
Thryv Holdings, Inc. (a)	3,502	78,340
		1,577,241
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	5,858	98,239
TOTAL COMMUNICATION SERVICES		2,963,505
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.4%
BorgWarner, Inc.	6,827	322,781
Dorman Products, Inc. (a)	1,502	145,784
Gentex Corp.	7,736	228,289
Gentherm, Inc. (a)	2,194	163,299
LCI Industries	1,230	138,031
Lear Corp.	1,727	251,762
Standard Motor Products, Inc.	2,892	117,010
		1,366,956
Automobiles - 0.4%
Harley-Davidson, Inc.	5,267	242,440
Winnebago Industries, Inc.	2,194	139,714
		382,154
Distributors - 0.4%
LKQ Corp.	6,454	380,528
Diversified Consumer Services - 1.7%
Bright Horizons Family Solutions, Inc. (a)	2,278	174,905
Carriage Services, Inc.	3,080	99,854
Graham Holdings Co.	235	153,528
Grand Canyon Education, Inc. (a)	1,604	186,962
H&R Block, Inc.	5,323	207,491
Laureate Education, Inc. Class A	10,640	116,827
Perdoceo Education Corp. (a)	8,573	128,338
Service Corp. International	4,345	322,182
Strategic Education, Inc.	1,773	165,510
Stride, Inc. (a)	2,979	127,888
		1,683,485
Hotels, Restaurants & Leisure - 2.4%
Accel Entertainment, Inc. (a)	9,139	84,262
Bloomin' Brands, Inc.	6,088	147,634
Bluegreen Vacations Holding Corp. Class A (b)	4,266	138,389
Boyd Gaming Corp.	3,173	197,710
Choice Hotels International, Inc.	1,436	176,470
Churchill Downs, Inc.	1,070	265,467
Monarch Casino & Resort, Inc. (a)	1,723	132,016
Planet Fitness, Inc. (a)(b)	2,736	231,602
Texas Roadhouse, Inc. Class A	2,306	231,592
Travel+Leisure Co.	3,728	157,955
Vail Resorts, Inc.	1,140	299,068
Wendy's Co.	7,615	169,815
Wyndham Hotels & Resorts, Inc.	3,065	237,568
		2,469,548
Household Durables - 2.4%
Cavco Industries, Inc. (a)	531	141,299
Ethan Allen Interiors, Inc. (b)	4,237	121,771
Helen of Troy Ltd. (a)	1,164	131,660
KB Home	4,607	177,139
La-Z-Boy, Inc.	4,186	119,008
M.D.C. Holdings, Inc.	3,768	142,280
Meritage Homes Corp. (a)	1,771	190,719
Mohawk Industries, Inc. (a)	1,745	209,505
PulteGroup, Inc.	6,537	371,890
Taylor Morrison Home Corp. (a)	5,599	200,444
Toll Brothers, Inc.	3,968	236,056
TopBuild Corp. (a)	1,057	211,463
TRI Pointe Homes, Inc. (a)	7,258	160,329
		2,413,563
Internet & Direct Marketing Retail - 0.1%
PetMed Express, Inc. (b)	4,911	105,488
Leisure Products - 0.3%
Smith & Wesson Brands, Inc.	7,586	84,053
Sturm, Ruger & Co., Inc.	1,915	108,964
Vista Outdoor, Inc. (a)	4,313	126,587
		319,604
Multiline Retail - 0.7%
Dillard's, Inc. Class A (b)	472	185,642
Kohl's Corp.	5,528	178,941
Macy's, Inc.	10,586	250,147
Ollie's Bargain Outlet Holdings, Inc. (a)	2,603	142,540
		757,270
Specialty Retail - 3.1%
Academy Sports & Outdoors, Inc.	3,782	220,944
Advance Auto Parts, Inc.	1,607	244,714
Arko Corp.	11,934	100,126
Asbury Automotive Group, Inc. (a)	944	207,680
AutoNation, Inc. (a)	1,453	184,124
Caleres, Inc.	4,358	113,395
Dick's Sporting Goods, Inc.	2,041	266,881
Group 1 Automotive, Inc.	846	180,917
Lithia Motors, Inc. Class A (sub. vtg.)	878	231,090
MarineMax, Inc. (a)	3,014	94,188
Monro, Inc. (b)	2,524	128,472
Murphy U.S.A., Inc.	739	201,030
Penske Automotive Group, Inc. (b)	1,367	174,730
Sally Beauty Holdings, Inc. (a)	9,050	140,999
The Buckle, Inc.	3,695	162,580
TravelCenters of America LLC (a)	2,040	92,861
Williams-Sonoma, Inc.	1,930	260,434
Winmark Corp.	486	136,469
		3,141,634
Textiles, Apparel & Luxury Goods - 0.5%
Movado Group, Inc.	2,978	105,302
Ralph Lauren Corp.	1,813	224,540
Steven Madden Ltd.	4,357	156,198
		486,040
TOTAL CONSUMER DISCRETIONARY		13,506,270
CONSUMER STAPLES - 3.8%
Beverages - 0.6%
Coca-Cola Bottling Co. Consolidated	266	134,803
MGP Ingredients, Inc.	1,085	105,831
Molson Coors Beverage Co. Class B	5,114	268,894
National Beverage Corp. (a)	2,106	93,085
		602,613
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc.	5,329	112,975
BJ's Wholesale Club Holdings, Inc. (a)	3,755	272,125
Casey's General Stores, Inc.	1,113	262,568
Grocery Outlet Holding Corp. (a)	3,656	111,106
Ingles Markets, Inc. Class A	1,187	112,765
Sprouts Farmers Market LLC (a)	4,936	157,705
Weis Markets, Inc.	1,429	123,380
		1,152,624
Food Products - 1.6%
Cal-Maine Foods, Inc.	2,461	140,818
Campbell Soup Co.	5,503	285,771
Flowers Foods, Inc.	6,894	190,895
Hostess Brands, Inc. Class A (a)	6,638	153,537
Ingredion, Inc.	2,201	226,263
Lamb Weston Holdings, Inc.	3,731	372,690
Pilgrim's Pride Corp. (a)	3,938	95,615
Tootsie Roll Industries, Inc.	2,884	129,001
		1,594,590
Household Products - 0.1%
WD-40 Co.	758	132,301
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	2,960	126,925
USANA Health Sciences, Inc. (a)	1,505	87,952
		214,877
Tobacco - 0.1%
Universal Corp.	2,214	120,375
TOTAL CONSUMER STAPLES		3,817,380
ENERGY - 4.2%
Energy Equipment & Services - 0.4%
Cactus, Inc.	3,263	176,561
Helmerich & Payne, Inc.	4,023	194,874
		371,435
Oil, Gas & Consumable Fuels - 3.8%
APA Corp.	8,797	389,971
Arch Resources, Inc. (b)	949	140,471
California Resources Corp.	3,364	143,744
Chesapeake Energy Corp.	2,986	258,946
Chord Energy Corp.	1,069	153,220
Civitas Resources, Inc. (b)	2,779	184,942
Comstock Resources, Inc.	7,015	85,232
CONSOL Energy, Inc.	1,935	111,901
CVR Energy, Inc.	3,174	105,377
DT Midstream, Inc.	3,296	180,159
EQT Corp.	7,321	239,177
HF Sinclair Corp.	4,530	257,757
Magnolia Oil & Gas Corp. Class A	6,525	154,055
Murphy Oil Corp.	5,175	225,682
PBF Energy, Inc. Class A	4,554	191,222
PDC Energy, Inc.	3,222	218,226
Peabody Energy Corp. (a)	6,308	175,930
Range Resources Corp.	7,413	185,473
Sitio Royalties Corp.	3,230	85,821
Texas Pacific Land Corp. (b)	162	323,328
VAALCO Energy, Inc. (b)	19,030	88,490
		3,899,124
TOTAL ENERGY		4,270,559
FINANCIALS - 16.8%
Banks - 7.5%
BancFirst Corp.	1,227	105,682
Banner Corp.	2,199	142,561
Brookline Bancorp, Inc., Delaware	8,395	109,807
Cathay General Bancorp	3,649	160,410
Central Pacific Financial Corp.	4,663	105,384
City Holding Co.	1,378	130,621
Comerica, Inc.	3,594	263,476
Commerce Bancshares, Inc.	3,494	232,561
Community Trust Bancorp, Inc.	2,517	108,432
Customers Bancorp, Inc. (a)	3,152	95,726
CVB Financial Corp.	6,079	147,233
Eagle Bancorp, Inc.	2,583	122,667
East West Bancorp, Inc.	3,932	308,741
Farmers National Banc Corp.	7,354	105,751
Financial Institutions, Inc.	3,930	97,110
First Bancorp, Puerto Rico	9,977	134,191
First Commonwealth Financial Corp.	8,300	122,093
First Financial Corp., Indiana	2,280	102,418
First Foundation, Inc.	5,765	89,530
First Horizon National Corp.	13,858	342,708
FNB Corp., Pennsylvania	14,136	201,721
Fulton Financial Corp.	8,716	145,819
Great Southern Bancorp, Inc.	1,753	102,445
Hancock Whitney Corp.	3,556	183,063
Hanmi Financial Corp.	4,280	99,681
Heritage Financial Corp., Washington	4,362	124,448
Hope Bancorp, Inc.	8,686	111,963
Independent Bank Corp.	5,077	112,557
International Bancshares Corp.	3,178	148,953
Lakeland Bancorp, Inc.	7,206	138,860
Metropolitan Bank Holding Corp. (a)	1,492	88,595
Midland States Bancorp, Inc.	3,996	101,818
NBT Bancorp, Inc.	3,138	123,355
OceanFirst Financial Corp.	5,665	135,507
OFG Bancorp	4,323	122,384
Pathward Financial, Inc.	3,300	163,746
Popular, Inc.	2,635	180,866
Preferred Bank, Los Angeles	1,596	113,523
QCR Holdings, Inc.	1,961	103,070
Republic First Bancorp, Inc. (a)(b)	27,120	59,664
Southside Bancshares, Inc.	3,007	113,905
Southstate Corp.	2,530	201,388
Synovus Financial Corp.	5,047	211,722
Trico Bancshares	2,633	133,098
UMB Financial Corp.	1,812	163,424
Umpqua Holdings Corp.	9,441	171,826
Washington Federal, Inc.	3,977	141,024
WesBanco, Inc.	3,903	145,075
Western Alliance Bancorp.	3,202	241,335
Wintrust Financial Corp.	2,208	201,966
Zions Bancorp NA	4,511	239,805
		7,553,708
Capital Markets - 1.6%
Bridge Investment Group Holdings, Inc.	6,288	93,628
Evercore, Inc. Class A	1,681	218,211
Houlihan Lokey	2,003	198,437
Interactive Brokers Group, Inc.	3,138	250,852
LPL Financial	1,876	444,837
SEI Investments Co.	3,593	224,311
StoneX Group, Inc. (a)	1,377	121,011
Virtu Financial, Inc. Class A	5,332	102,961
		1,654,248
Consumer Finance - 0.5%
Credit Acceptance Corp. (a)(b)	310	143,418
Encore Capital Group, Inc. (a)	2,136	119,018
Enova International, Inc. (a)	3,345	152,699
Nelnet, Inc. Class A	1,381	131,872
		547,007
Diversified Financial Services - 0.5%
Jackson Financial, Inc.	4,983	219,451
Voya Financial, Inc. (b)	3,421	238,683
		458,134
Insurance - 5.9%
American Equity Investment Life Holding Co.	4,054	193,173
American Financial Group, Inc.	1,952	278,336
Amerisafe, Inc.	2,407	132,578
Assurant, Inc.	1,589	210,686
Axis Capital Holdings Ltd.	3,341	209,046
Brighthouse Financial, Inc. (a)	3,593	202,178
Brown & Brown, Inc.	5,711	334,436
Employers Holdings, Inc.	2,982	130,820
Erie Indemnity Co. Class A	900	219,915
Everest Re Group Ltd.	1,091	381,512
Genworth Financial, Inc. Class A (a)	31,954	176,386
Globe Life, Inc.	2,614	315,902
Hanover Insurance Group, Inc.	1,404	188,950
Horace Mann Educators Corp.	3,572	127,199
Kinsale Capital Group, Inc.	776	216,069
Loews Corp.	5,256	323,139
National Western Life Group, Inc.	516	142,829
Old Republic International Corp.	9,440	249,122
Reinsurance Group of America, Inc.	2,045	310,370
RenaissanceRe Holdings Ltd.	1,560	305,276
RLI Corp.	1,603	212,317
Safety Insurance Group, Inc.	1,369	115,530
Selective Insurance Group, Inc.	2,346	222,870
United Fire Group, Inc.	4,163	131,093
Unum Group	6,327	265,924
W.R. Berkley Corp.	5,338	374,407
		5,970,063
Mortgage Real Estate Investment Trusts - 0.1%
Blackstone Mortgage Trust, Inc.	6,201	147,832
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	4,173	183,737
Provident Financial Services, Inc.	5,322	124,854
Radian Group, Inc.	7,384	163,186
Southern Missouri Bancorp, Inc.	1,957	94,758
Trustco Bank Corp., New York	3,173	113,942
		680,477
TOTAL FINANCIALS		17,011,469
HEALTH CARE - 12.2%
Biotechnology - 2.6%
Alkermes PLC (a)	6,636	190,055
Chinook Therapeutics, Inc. (a)	5,572	140,804
Cytokinetics, Inc. (a)	3,603	153,055
Eagle Pharmaceuticals, Inc. (a)	2,480	84,171
Exelixis, Inc. (a)	10,276	181,063
Halozyme Therapeutics, Inc. (a)	4,593	237,780
Ionis Pharmaceuticals, Inc. (a)	4,761	189,821
Ironwood Pharmaceuticals, Inc. Class A (a)	11,136	128,287
iTeos Therapeutics, Inc. (a)	3,909	81,698
Neurocrine Biosciences, Inc. (a)	2,717	301,397
Repligen Corp. (a)	1,320	244,596
Syndax Pharmaceuticals, Inc. (a)	5,106	146,542
Travere Therapeutics, Inc. (a)	4,691	105,078
United Therapeutics Corp. (a)	1,250	328,963
Vanda Pharmaceuticals, Inc. (a)	10,363	79,588
		2,592,898
Health Care Equipment & Supplies - 2.9%
Atrion Corp.	172	118,216
Envista Holdings Corp. (a)	5,266	205,321
Globus Medical, Inc. (a)	3,055	230,653
Haemonetics Corp. (a)	2,325	196,695
ICU Medical, Inc. (a)(b)	909	175,646
Integra LifeSciences Holdings Corp. (a)	3,025	173,333
IRadimed Corp.	2,660	99,484
iRhythm Technologies, Inc. (a)	1,162	114,225
Lantheus Holdings, Inc. (a)	2,580	148,350
LeMaitre Vascular, Inc. (b)	2,135	100,729
Masimo Corp. (a)	1,559	265,155
Meridian Bioscience, Inc. (a)	3,817	129,778
Merit Medical Systems, Inc. (a)	2,530	180,516
Neogen Corp. (a)	6,373	136,446
Omnicell, Inc. (a)	1,666	92,413
QuidelOrtho Corp. (a)	1,893	162,060
Shockwave Medical, Inc. (a)	1,080	202,964
UFP Technologies, Inc. (a)	1,207	137,272
Utah Medical Products, Inc.	1,135	104,568
		2,973,824
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (a)	2,814	236,432
Addus HomeCare Corp. (a)	1,322	142,141
Amedisys, Inc. (a)	1,381	133,487
AMN Healthcare Services, Inc. (a)	1,689	161,874
Chemed Corp.	474	239,436
Corvel Corp. (a)	755	134,511
Cross Country Healthcare, Inc. (a)	4,796	133,089
DaVita HealthCare Partners, Inc. (a)	2,212	182,247
Encompass Health Corp.	3,605	225,132
Fulgent Genetics, Inc. (a)	1,852	62,561
Henry Schein, Inc. (a)	3,774	325,130
LHC Group, Inc. (a)	1,150	182,390
National Healthcare Corp.	1,643	97,824
National Research Corp. Class A	2,942	136,568
Option Care Health, Inc. (a)	5,304	153,126
Premier, Inc.	4,674	155,925
R1 Rcm, Inc. (a)	6,076	86,948
The Ensign Group, Inc.	2,095	195,359
U.S. Physical Therapy, Inc.	1,272	126,119
Universal Health Services, Inc. Class B	2,087	309,314
		3,419,613
Health Care Technology - 0.5%
Computer Programs & Systems, Inc. (a)	3,514	103,241
Evolent Health, Inc. (a)	4,188	134,937
HealthStream, Inc. (a)	4,447	107,528
Nextgen Healthcare, Inc. (a)	6,650	126,483
Simulations Plus, Inc. (b)	1,725	70,967
		543,156
Life Sciences Tools & Services - 0.7%
Bruker Corp.	3,322	232,939
Maravai LifeSciences Holdings, Inc. (a)	5,634	82,594
Medpace Holdings, Inc. (a)	1,064	235,218
Sotera Health Co. (a)	7,039	121,352
		672,103
Pharmaceuticals - 2.1%
Amphastar Pharmaceuticals, Inc. (a)	3,285	99,404
Corcept Therapeutics, Inc. (a)	5,106	116,723
Harmony Biosciences Holdings, Inc. (a)	2,246	108,190
Innoviva, Inc. (a)	7,849	99,290
Intra-Cellular Therapies, Inc. (a)	3,202	153,440
Jazz Pharmaceuticals PLC (a)	1,754	274,782
Organon & Co.	7,519	226,547
Pacira Biosciences, Inc. (a)	2,499	98,136
Perrigo Co. PLC	4,686	175,350
Phibro Animal Health Corp. Class A	5,511	84,869
Prestige Brands Holdings, Inc. (a)	2,530	166,373
Royalty Pharma PLC	8,749	342,873
SIGA Technologies, Inc. (b)	5,619	41,187
Supernus Pharmaceuticals, Inc. (a)	3,882	159,201
		2,146,365
TOTAL HEALTH CARE		12,347,959
INDUSTRIALS - 17.8%
Aerospace & Defense - 1.8%
AAR Corp. (a)	2,421	124,536
Aerojet Rocketdyne Holdings, Inc. (a)	3,344	186,996
AerSale Corp. (a)	4,862	90,482
BWX Technologies, Inc.	3,106	189,031
Curtiss-Wright Corp.	1,252	207,582
Hexcel Corp.	2,836	200,165
Huntington Ingalls Industries, Inc.	1,081	238,404
Mercury Systems, Inc. (a)	2,661	133,010
Moog, Inc. Class A	1,483	141,360
Parsons Corp. (a)	2,464	107,233
Woodward, Inc.	1,967	201,145
		1,819,944
Air Freight & Logistics - 0.3%
Forward Air Corp.	1,256	135,460
Hub Group, Inc. Class A (a)	1,638	139,672
		275,132
Building Products - 2.2%
A.O. Smith Corp.	3,675	248,798
AAON, Inc.	2,075	158,364
Apogee Enterprises, Inc.	2,378	111,386
Armstrong World Industries, Inc.	1,776	137,480
Builders FirstSource, Inc. (a)	4,263	339,761
Carlisle Companies, Inc.	1,215	304,795
Insteel Industries, Inc.	3,150	94,469
Lennox International, Inc.	931	242,637
Owens Corning	2,666	257,669
Simpson Manufacturing Co. Ltd.	1,576	168,805
UFP Industries, Inc.	2,059	192,619
		2,256,783
Commercial Services & Supplies - 1.3%
Brady Corp. Class A	2,603	139,182
Clean Harbors, Inc. (a)	1,666	217,080
CoreCivic, Inc. (a)	10,553	112,284
Ennis, Inc.	4,247	90,206
HNI Corp.	3,163	100,489
Rollins, Inc.	6,244	227,282
Tetra Tech, Inc.	1,511	234,991
The GEO Group, Inc. (a)	14,010	161,115
		1,282,629
Construction & Engineering - 1.6%
AECOM	3,687	321,764
Arcosa, Inc.	2,270	134,543
Comfort Systems U.S.A., Inc.	1,454	175,992
Dycom Industries, Inc. (a)	1,311	125,030
EMCOR Group, Inc.	1,635	242,389
MDU Resources Group, Inc.	6,399	197,793
Sterling Construction Co., Inc. (a)	3,855	140,283
Valmont Industries, Inc.	686	226,195
		1,563,989
Electrical Equipment - 1.4%
Acuity Brands, Inc.	1,089	205,298
Atkore, Inc. (a)	1,689	219,992
Encore Wire Corp.	1,038	167,564
GrafTech International Ltd.	14,252	93,208
Hubbell, Inc. Class B	1,350	309,029
nVent Electric PLC	5,355	212,861
Regal Rexnord Corp.	1,803	250,978
		1,458,930
Machinery - 3.6%
AGCO Corp.	1,871	258,441
Albany International Corp. Class A	1,472	165,085
Allison Transmission Holdings, Inc.	3,932	177,255
Crane Holdings Co.	1,674	194,033
Donaldson Co., Inc.	3,723	232,129
Federal Signal Corp.	3,052	162,519
Franklin Electric Co., Inc.	1,594	143,938
Gorman-Rupp Co.	3,241	93,114
Graco, Inc.	4,263	291,248
Hillenbrand, Inc.	3,088	144,704
Kadant, Inc.	634	129,190
Lincoln Electric Holdings, Inc.	1,625	271,164
Mueller Industries, Inc.	2,257	147,946
Nordson Corp.	1,324	322,129
Snap-On, Inc.	1,327	330,065
Standex International Corp. (b)	1,060	122,504
Toro Co.	2,826	315,156
Watts Water Technologies, Inc. Class A	1,050	171,696
		3,672,316
Marine - 0.3%
Eagle Bulk Shipping, Inc.	1,931	110,608
Genco Shipping & Trading Ltd.	5,324	96,577
Matson, Inc.	1,732	114,520
		321,705
Professional Services - 2.8%
Booz Allen Hamilton Holding Corp. Class A	3,258	308,337
CACI International, Inc. Class A (a)	705	217,203
CBIZ, Inc. (a)	2,786	132,586
Exponent, Inc.	1,764	180,881
Forrester Research, Inc. (a)	2,051	76,010
FTI Consulting, Inc. (a)	1,138	181,534
Heidrick & Struggles International, Inc.	3,069	94,402
Huron Consulting Group, Inc. (a)	1,610	109,544
ICF International, Inc.	1,132	115,679
Insperity, Inc.	1,391	153,775
KBR, Inc.	4,140	212,092
Kelly Services, Inc. Class A (non-vtg.)	4,440	80,364
Kforce, Inc.	1,772	99,462
Korn Ferry	2,237	120,776
NV5 Global, Inc. (a)	840	111,964
Resources Connection, Inc.	4,397	75,936
Robert Half International, Inc.	3,024	253,895
Science Applications International Corp.	1,876	194,691
TriNet Group, Inc. (a)	1,669	125,926
		2,845,057
Road & Rail - 1.2%
ArcBest Corp.	1,390	115,996
J.B. Hunt Transport Services, Inc.	1,959	370,349
Knight-Swift Transportation Holdings, Inc. Class A	4,479	264,709
Landstar System, Inc.	1,209	208,951
Marten Transport Ltd.	4,880	107,799
Schneider National, Inc. Class B	3,991	105,762
		1,173,566
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	1,491	213,526
BlueLinx Corp. (a)	1,217	105,660
Boise Cascade Co.	1,891	141,768
McGrath RentCorp.	1,416	140,949
MSC Industrial Direct Co., Inc. Class A	1,844	152,499
Rush Enterprises, Inc. Class A	2,467	132,749
Triton International Ltd.	2,454	173,351
Watsco, Inc. (b)	891	256,047
		1,316,549
TOTAL INDUSTRIALS		17,986,600
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.0%
Ciena Corp. (a)	4,413	229,564
Clearfield, Inc. (a)	1,060	75,748
Juniper Networks, Inc.	8,964	289,537
Lumentum Holdings, Inc. (a)	2,214	133,239
NetScout Systems, Inc. (a)	3,881	124,580
Viavi Solutions, Inc. (a)	9,911	111,994
		964,662
Electronic Equipment & Components - 4.0%
Arrow Electronics, Inc. (a)	1,930	226,756
Avnet, Inc.	3,612	165,719
Badger Meter, Inc.	1,440	166,896
Belden, Inc.	2,105	170,694
Coherent Corp. (a)	3,562	154,591
CTS Corp.	2,740	121,957
ePlus, Inc. (a)	2,319	115,440
Fabrinet (a)	1,566	206,180
Insight Enterprises, Inc. (a)	1,561	175,956
Jabil, Inc.	3,985	313,341
Knowles Corp. (a)	6,965	133,937
Littelfuse, Inc.	787	202,015
Methode Electronics, Inc. Class A	2,790	133,195
Napco Security Technologies, Inc. (a)	3,908	113,215
National Instruments Corp.	4,597	248,238
Novanta, Inc. (a)	1,223	197,478
OSI Systems, Inc. (a)	1,215	115,073
PC Connection, Inc.	2,121	103,993
Rogers Corp. (a)	673	93,944
Sanmina Corp. (a)	2,870	174,869
ScanSource, Inc. (a)	3,272	107,747
TD SYNNEX Corp.	1,605	163,951
TTM Technologies, Inc. (a)	7,173	112,760
Vishay Intertechnology, Inc.	6,557	150,090
Vontier Corp.	6,459	148,751
		4,016,786
IT Services - 2.5%
Amdocs Ltd.	3,245	298,313
Cass Information Systems, Inc.	2,617	127,082
Concentrix Corp.	1,422	201,654
CSG Systems International, Inc.	2,131	127,157
DXC Technology Co. (a)	7,781	223,548
Euronet Worldwide, Inc. (a)	1,820	205,078
EVERTEC, Inc.	3,302	121,976
ExlService Holdings, Inc. (a)	1,115	190,219
Genpact Ltd.	4,881	230,774
Hackett Group, Inc.	4,646	102,677
International Money Express, Inc. (a)	4,226	96,184
Maximus, Inc.	2,475	185,254
Perficient, Inc. (a)	1,574	116,696
The Western Union Co.	12,347	174,957
Verra Mobility Corp. (a)	7,470	115,262
		2,516,831
Semiconductors & Semiconductor Equipment - 1.7%
Amkor Technology, Inc.	5,634	164,851
Axcelis Technologies, Inc. (a)	1,716	188,674
Cirrus Logic, Inc. (a)	2,034	183,853
Diodes, Inc. (a)	1,867	166,518
FormFactor, Inc. (a)	3,843	108,142
Kulicke & Soffa Industries, Inc. (b)	2,839	145,073
MKS Instruments, Inc.	1,712	175,172
Onto Innovation, Inc. (a)	1,897	149,199
Photronics, Inc. (a)	4,670	84,620
Rambus, Inc. (a)	5,235	211,860
Semtech Corp. (a)	2,704	89,313
SMART Global Holdings, Inc. (a)	5,259	90,402
		1,757,677
Software - 2.8%
ACI Worldwide, Inc. (a)	5,312	148,364
Adeia, Inc.	7,154	78,336
American Software, Inc. Class A	5,357	81,480
Aspen Technology, Inc. (a)	920	182,850
Black Knight, Inc. (a)	4,144	251,085
Box, Inc. Class A (a)	5,510	176,265
Dolby Laboratories, Inc. Class A	2,286	181,874
InterDigital, Inc.	1,992	139,340
Manhattan Associates, Inc. (a)	1,748	227,869
Paylocity Holding Corp. (a)	1,105	230,160
Progress Software Corp.	2,633	139,654
PTC, Inc. (a)	2,621	353,520
Qualys, Inc. (a)	1,293	149,160
SPS Commerce, Inc. (a)	1,328	180,714
Teradata Corp. (a)	4,149	144,717
Verint Systems, Inc. (a)	3,075	116,758
Xperi, Inc. (a)	2,883	29,839
		2,811,985
Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc. Class A (a)	8,022	232,157
TOTAL INFORMATION TECHNOLOGY		12,300,098
MATERIALS - 6.0%
Chemicals - 1.8%
AdvanSix, Inc.	2,381	102,954
American Vanguard Corp.	3,601	81,347
Balchem Corp.	1,149	150,094
Huntsman Corp.	6,115	193,784
Kronos Worldwide, Inc.	4,787	55,769
NewMarket Corp.	361	124,368
Olin Corp.	3,876	250,351
RPM International, Inc.	3,126	281,059
The Chemours Co. LLC	4,851	176,528
Valvoline, Inc.	5,739	210,392
Westlake Corp.	1,381	169,518
		1,796,164
Construction Materials - 0.2%
Eagle Materials, Inc.	1,272	185,814
Containers & Packaging - 1.0%
Aptargroup, Inc.	1,857	214,743
Sealed Air Corp.	3,904	213,783
Silgan Holdings, Inc.	3,197	172,286
Sonoco Products Co.	2,932	179,175
WestRock Co.	6,383	250,469
		1,030,456
Metals & Mining - 2.6%
Alcoa Corp.	4,822	251,901
Alpha Metallurgical Resources	886	142,584
Cleveland-Cliffs, Inc. (a)	12,601	269,031
Commercial Metals Co.	4,008	217,514
Coronado Global Resources, Inc. unit (c)	88,509	127,447
Reliance Steel & Aluminum Co.	1,503	341,857
Royal Gold, Inc.	1,884	239,325
Ryerson Holding Corp.	3,045	116,228
Steel Dynamics, Inc.	4,153	501,012
TimkenSteel Corp. (a)	4,952	97,406
United States Steel Corp. (b)	7,835	223,219
Warrior Metropolitan Coal, Inc.	3,460	131,065
		2,658,589
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	2,642	179,894
Mercer International, Inc. (SBI)	5,529	70,384
Sylvamo Corp.	2,500	118,825
		369,103
TOTAL MATERIALS		6,040,126
REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.6%
Agree Realty Corp.	2,178	162,544
American Homes 4 Rent Class A (b)	7,024	240,853
Apartment Income (REIT) Corp.	4,257	162,873
Apple Hospitality (REIT), Inc.	7,605	134,837
Armada Hoffler Properties, Inc.	5,829	73,912
Brixmor Property Group, Inc.	8,211	193,205
Camden Property Trust (SBI)	2,371	292,131
City Office REIT, Inc.	5,686	55,950
Corporate Office Properties Trust (SBI)	4,394	123,340
Cousins Properties, Inc.	4,843	132,795
CubeSmart	5,417	248,044
Douglas Emmett, Inc.	6,038	101,137
Easterly Government Properties, Inc.	4,950	80,388
EastGroup Properties, Inc.	1,120	188,440
Equity Commonwealth	4,393	112,109
Equity Lifestyle Properties, Inc.	3,960	284,249
Federal Realty Investment Trust (SBI)	1,885	210,234
First Industrial Realty Trust, Inc.	3,563	190,086
Four Corners Property Trust, Inc.	3,673	105,635
Franklin Street Properties Corp.	20,151	62,065
Gaming & Leisure Properties	5,494	294,259
Healthcare Trust of America, Inc.	6,604	142,184
Highwoods Properties, Inc. (SBI)	3,796	115,285
Independence Realty Trust, Inc.	6,982	131,471
InvenTrust Properties Corp.	3,495	86,921
Iron Mountain, Inc.	6,521	355,916
Kilroy Realty Corp.	3,115	127,840
Kimco Realty Corp.	14,046	315,473
Life Storage, Inc.	2,016	217,809
LTC Properties, Inc.	2,205	84,121
LXP Industrial Trust (REIT)	11,071	127,870
Medical Properties Trust, Inc.	14,741	190,896
National Health Investors, Inc.	1,816	106,835
National Retail Properties, Inc.	4,531	214,543
National Storage Affiliates Trust	2,706	110,405
Omega Healthcare Investors, Inc.	6,228	183,352
Phillips Edison & Co., Inc.	3,968	133,007
Physicians Realty Trust	7,674	121,710
Potlatch Corp.	2,580	126,291
Rayonier, Inc.	4,363	158,770
Regency Centers Corp.	3,786	252,261
Retail Opportunity Investments Corp.	5,892	93,270
Rexford Industrial Realty, Inc.	3,935	249,754
SL Green Realty Corp. (b)	2,484	102,217
Stag Industrial, Inc.	5,118	182,201
Terreno Realty Corp.	2,374	152,957
Universal Health Realty Income Trust (SBI)	1,418	77,721
Whitestone REIT Class B	6,849	71,298
		7,681,464
Real Estate Management & Development - 0.1%
Marcus & Millichap, Inc.	1,993	72,226
TOTAL REAL ESTATE		7,753,690
UTILITIES - 2.8%
Electric Utilities - 1.1%
Hawaiian Electric Industries, Inc.	3,394	143,464
IDACORP, Inc.	1,471	155,647
NRG Energy, Inc.	5,810	198,818
OGE Energy Corp.	5,103	200,650
Otter Tail Corp.	1,540	98,791
Pinnacle West Capital Corp.	2,821	210,306
Portland General Electric Co.	2,754	131,035
		1,138,711
Gas Utilities - 0.8%
National Fuel Gas Co.	2,521	146,369
ONE Gas, Inc.	1,721	141,742
South Jersey Industries, Inc.	3,974	143,422
Southwest Gas Corp.	2,011	134,596
UGI Corp.	5,252	209,187
		775,316
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc. Class C	3,652	123,401
Vistra Corp.	10,126	233,506
		356,907
Multi-Utilities - 0.5%
Avista Corp.	2,716	108,368
NiSource, Inc.	9,322	258,686
NorthWestern Energy Corp.	2,087	118,542
Unitil Corp.	1,394	72,725
		558,321
TOTAL UTILITIES		2,829,255
TOTAL COMMON STOCKS (Cost $97,474,561)		100,826,911

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (d)	188,788	188,826
Fidelity Securities Lending Cash Central Fund 4.38% (d)(e)	2,945,828	2,946,123
TOTAL MONEY MARKET FUNDS (Cost $3,134,949)		3,134,949

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $100,609,510)	103,961,860
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(2,881,497)
NET ASSETS - 100.0%	101,080,363

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	Mar 2023	290,910	13,518	13,518

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,447 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	79,549	1,961,175	1,851,898	1,779	-	-	188,826	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	1,034,050	7,336,224	5,424,151	7,635	-	-	2,946,123	0.0%
Total	1,113,599	9,297,399	7,276,049	9,414	-	-	3,134,949

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,963,505	2,963,505	-	-
Consumer Discretionary	13,506,270	13,506,270	-	-
Consumer Staples	3,817,380	3,817,380	-	-
Energy	4,270,559	4,270,559	-	-
Financials	17,011,469	17,011,469	-	-
Health Care	12,347,959	12,347,959	-	-
Industrials	17,986,600	17,986,600	-	-
Information Technology	12,300,098	12,300,098	-	-
Materials	6,040,126	5,912,679	127,447	-
Real Estate	7,753,690	7,753,690	-	-
Utilities	2,829,255	2,829,255	-	-

Money Market Funds	3,134,949	3,134,949	-	-
Total Investments in Securities:	103,961,860	103,834,413	127,447	-
Derivative Instruments:

Assets
Futures Contracts	13,518	13,518	-	-
Total Assets	13,518	13,518	-	-
Total Derivative Instruments:	13,518	13,518	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	13,518	0
Total Equity Risk	13,518	0
Total Value of Derivatives	13,518	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small-Mid Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,935,381) - See accompanying schedule:
Unaffiliated issuers (cost $97,474,561)	$100,826,911
Fidelity Central Funds (cost $3,134,949)	3,134,949

Total Investment in Securities (cost $100,609,510)		$103,961,860
Segregated cash with brokers for derivative instruments		11,600
Cash		30,692
Foreign currency held at value (cost $3,695)		3,890
Dividends receivable		33,427
Distributions receivable from Fidelity Central Funds		1,862
Receivable for daily variation margin on futures contracts		6,453
Total assets		104,049,784
Liabilities
Accrued management fee	$23,298
Collateral on securities loaned	2,946,123
Total Liabilities		2,969,421
Net Assets		$101,080,363
Net Assets consist of:
Paid in capital		$105,133,871
Total accumulated earnings (loss)		(4,053,508)
Net Assets		$101,080,363
Net Asset Value , offering price and redemption price per share ($101,080,363 ÷ 3,000,000 shares)		$33.69

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$807,044
Income from Fidelity Central Funds (including $7,635 from security lending)		9,414
Total Income		816,458
Expenses
Management fee	$118,425
Independent trustees' fees and expenses	134
Total expenses before reductions	118,559
Expense reductions	(107)
Total expenses after reductions		118,452
Net Investment income (loss)		698,006
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,673,179)
Redemptions in-kind	95,289
Foreign currency transactions	(407)
Futures contracts	(5,285)
Total net realized gain (loss)		(1,583,582)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,127,245
Assets and liabilities in foreign currencies	193
Futures contracts	4,656
Total change in net unrealized appreciation (depreciation)		5,132,094
Net gain (loss)		3,548,512
Net increase (decrease) in net assets resulting from operations		$4,246,518
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$698,006	$888,934
Net realized gain (loss)	(1,583,582)	5,306,202
Change in net unrealized appreciation (depreciation)	5,132,094	(9,612,227)
Net increase (decrease) in net assets resulting from operations	4,246,518	(3,417,091)
Distributions to shareholders	(700,700)	(905,700)
Share transactions
Proceeds from sales of shares	28,523,788	67,940,474
Cost of shares redeemed	(2,938,248)	(59,607,816)
Net increase (decrease) in net assets resulting from share transactions	25,585,540	8,332,658
Total increase (decrease) in net assets	29,131,358	4,009,867

Net Assets
Beginning of period	71,949,005	67,939,138
End of period	$101,080,363	$71,949,005

Other Information
Shares
Sold	900,000	2,000,000
Redeemed	(100,000)	(1,800,000)
Net increase (decrease)	800,000	200,000

Financial Highlights
Fidelity® Small-Mid Multifactor ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$32.70	$33.97	$23.90	$25.50	$24.85
Income from Investment Operations
Net investment income (loss) B,C	.27	.45	.38	.31	.18
Net realized and unrealized gain (loss)	.98	(1.26)	10.11	(1.58)	.64
Total from investment operations	1.25	(.81)	10.49	(1.27)	.82
Distributions from net investment income	(.26)	(.46)	(.42)	(.33)	(.17)
Total distributions	(.26)	(.46)	(.42)	(.33)	(.17)
Net asset value, end of period	$33.69	$32.70	$33.97	$23.90	$25.50
Total Return E,F,G	3.90%	(2.35)%	44.21%	(4.90)%	3.35%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% D	.29%	.29%	.29%	.29% D
Expenses net of fee waivers, if any	.29% D	.29%	.29%	.29%	.29% D
Expenses net of all reductions	.29% D	.29%	.29%	.29%	.29% D
Net investment income (loss)	1.71% D	1.35%	1.23%	1.32%	1.70% D
Supplemental Data
Net assets, end of period (000 omitted)	$101,080	$71,949	$67,939	$19,117	$7,650
Portfolio turnover rate J,K	65% D	60%	61%	52%	2% L

A For the period February 26, 2019 (commencement of operations) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Annualized.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Based on net asset value.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Fidelity® Stocks for Inflation ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	4.7
Microsoft Corp.	4.0
Steel Dynamics, Inc.	3.8
ConocoPhillips Co.	3.2
Nucor Corp.	3.1
APA Corp.	3.0
Marathon Oil Corp.	2.7
Occidental Petroleum Corp.	2.4
CF Industries Holdings, Inc.	2.1
The Coca-Cola Co.	2.1
31.1

Market Sectors (% of Fund's net assets)

Information Technology	20.6
Health Care	19.1
Energy	11.3
Consumer Staples	10.5
Materials	9.0
Consumer Discretionary	6.9
Financials	6.7
Real Estate	4.8
Utilities	4.1
Industrials	4.1
Communication Services	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.1%

Fidelity® Stocks for Inflation ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	28,588	582,338
Liberty Global PLC Class A (a)	13,923	301,990
Lumen Technologies, Inc.	200,806	1,054,232
		1,938,560
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (a)	23,738	2,346,264
Meta Platforms, Inc. Class A (a)	5,880	875,944
		3,222,208
Media - 0.4%
Fox Corp. Class A	9,215	312,757
Nexstar Broadcasting Group, Inc. Class A	1,511	309,407
TEGNA, Inc.	13,562	270,291
		892,455
TOTAL COMMUNICATION SERVICES		6,053,223
CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.5%
Ford Motor Co.	75,274	1,016,952
Diversified Consumer Services - 1.0%
H&R Block, Inc.	25,050	976,449
Service Corp. International	15,491	1,148,658
		2,125,107
Hotels, Restaurants & Leisure - 1.2%
Boyd Gaming Corp.	17,764	1,106,875
McDonald's Corp.	5,982	1,599,587
		2,706,462
Household Durables - 0.6%
Toll Brothers, Inc.	20,323	1,209,015
Multiline Retail - 0.6%
Macy's, Inc.	55,942	1,321,909
Specialty Retail - 3.0%
AutoNation, Inc. (a)	8,228	1,042,652
AutoZone, Inc. (a)	513	1,251,130
Murphy U.S.A., Inc.	3,460	941,224
O'Reilly Automotive, Inc. (a)	1,576	1,248,744
The Home Depot, Inc.	6,308	2,044,864
		6,528,614
TOTAL CONSUMER DISCRETIONARY		14,908,059
CONSUMER STAPLES - 10.5%
Beverages - 2.1%
The Coca-Cola Co.	73,470	4,505,180
Food Products - 4.6%
General Mills, Inc.	47,580	3,728,369
The Hershey Co.	15,655	3,516,113
Tyson Foods, Inc. Class A	40,259	2,647,029
		9,891,511
Tobacco - 3.8%
Altria Group, Inc.	85,391	3,846,011
Philip Morris International, Inc.	42,473	4,427,386
		8,273,397
TOTAL CONSUMER STAPLES		22,670,088
ENERGY - 11.3%
Oil, Gas & Consumable Fuels - 11.3%
APA Corp.	146,990	6,516,067
ConocoPhillips Co.	56,471	6,882,121
Marathon Oil Corp.	211,243	5,802,845
Occidental Petroleum Corp.	82,276	5,330,662
		24,531,695
FINANCIALS - 6.7%
Banks - 0.9%
Popular, Inc.	14,257	978,600
Western Alliance Bancorp.	14,370	1,083,067
		2,061,667
Diversified Financial Services - 0.6%
Voya Financial, Inc.	18,011	1,256,627
Insurance - 4.7%
Arch Capital Group Ltd. (a)	25,599	1,647,296
Chubb Ltd.	6,996	1,591,520
Everest Re Group Ltd.	4,353	1,522,201
MetLife, Inc.	18,734	1,367,957
The Travelers Companies, Inc.	7,464	1,426,520
Unum Group	30,881	1,297,928
W.R. Berkley Corp.	18,034	1,264,905
		10,118,327
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	25,355	1,116,381
TOTAL FINANCIALS		14,553,002
HEALTH CARE - 19.1%
Biotechnology - 6.4%
AbbVie, Inc.	24,023	3,549,398
Moderna, Inc. (a)	12,279	2,161,841
Regeneron Pharmaceuticals, Inc. (a)	3,871	2,936,037
United Therapeutics Corp. (a)	9,391	2,471,429
Vertex Pharmaceuticals, Inc. (a)	8,735	2,822,279
		13,940,984
Health Care Equipment & Supplies - 0.8%
QuidelOrtho Corp. (a)	21,109	1,807,141
Health Care Providers & Services - 3.6%
CVS Health Corp.	26,887	2,371,971
Elevance Health, Inc.	5,553	2,776,444
McKesson Corp.	6,771	2,564,042
		7,712,457
Pharmaceuticals - 8.3%
Bristol-Myers Squibb Co.	39,459	2,866,696
Eli Lilly & Co.	10,838	3,729,898
Johnson & Johnson	25,854	4,225,061
Merck & Co., Inc.	36,842	3,957,199
Pfizer, Inc.	70,606	3,117,961
		17,896,815
TOTAL HEALTH CARE		41,357,397
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	1,733	802,830
Northrop Grumman Corp.	1,439	644,730
		1,447,560
Building Products - 0.9%
Builders FirstSource, Inc. (a)	8,322	663,263
Owens Corning	6,553	633,347
UFP Industries, Inc.	6,536	611,443
		1,908,053
Electrical Equipment - 0.4%
Atkore, Inc. (a)	6,395	832,949
Machinery - 0.2%
Mueller Industries, Inc.	8,588	562,943
Professional Services - 0.3%
Robert Half International, Inc.	7,383	619,877
Road & Rail - 1.6%
Union Pacific Corp.	16,937	3,458,366
TOTAL INDUSTRIALS		8,829,748
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 0.7%
Cisco Systems, Inc.	32,415	1,577,638
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	5,701	669,810
IT Services - 6.3%
Accenture PLC Class A	4,851	1,353,672
Akamai Technologies, Inc. (a)	7,389	657,252
Amdocs Ltd.	7,892	725,512
Automatic Data Processing, Inc.	4,473	1,010,048
Cognizant Technology Solutions Corp. Class A	11,661	778,372
DXC Technology Co. (a)	25,712	738,706
IBM Corp.	8,840	1,191,013
Jack Henry & Associates, Inc.	3,407	613,567
MasterCard, Inc. Class A	5,575	2,066,095
Paychex, Inc.	6,411	742,778
The Western Union Co.	41,269	584,782
VeriSign, Inc. (a)	3,686	803,732
Visa, Inc. Class A	10,235	2,356,199
		13,621,728
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	9,667	1,077,774
Broadcom, Inc.	2,955	1,728,705
Micron Technology, Inc.	14,835	894,551
onsemi (a)	11,357	834,172
Qualcomm, Inc.	9,178	1,222,601
		5,757,803
Software - 4.9%
Fortinet, Inc. (a)	15,172	794,102
Gen Digital, Inc.	26,730	615,057
Microsoft Corp.	35,077	8,692,431
Qualys, Inc. (a)	5,217	601,833
		10,703,423
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	71,330	10,292,203
Dell Technologies, Inc.	15,752	639,846
Hewlett Packard Enterprise Co.	50,774	818,985
HP, Inc.	23,949	697,874
		12,448,908
TOTAL INFORMATION TECHNOLOGY		44,779,310
MATERIALS - 9.0%
Chemicals - 2.1%
CF Industries Holdings, Inc.	53,740	4,551,778
Metals & Mining - 6.9%
Nucor Corp.	40,249	6,802,886
Steel Dynamics, Inc.	68,234	8,231,750
		15,034,636
TOTAL MATERIALS		19,586,414
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Public Storage	11,185	3,404,043
VICI Properties, Inc.	105,886	3,619,183
Weyerhaeuser Co.	101,372	3,490,238
		10,513,464
UTILITIES - 4.1%
Electric Utilities - 1.4%
NRG Energy, Inc.	86,619	2,964,102
Gas Utilities - 1.3%
National Fuel Gas Co.	48,425	2,811,556
Independent Power and Renewable Electricity Producers - 1.4%
Vistra Corp.	132,700	3,060,062
TOTAL UTILITIES		8,835,720
TOTAL COMMON STOCKS (Cost $220,099,573)		216,618,120

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (b) (Cost $35,220)	35,213	35,220

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $220,134,793)	216,653,340
NET OTHER ASSETS (LIABILITIES) - 0.1%	202,875
NET ASSETS - 100.0%	216,856,215

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	111,694	3,376,538	3,453,012	1,577	-	-	35,220	0.0%
Total	111,694	3,376,538	3,453,012	1,577	-	-	35,220

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,053,223	6,053,223	-	-
Consumer Discretionary	14,908,059	14,908,059	-	-
Consumer Staples	22,670,088	22,670,088	-	-
Energy	24,531,695	24,531,695	-	-
Financials	14,553,002	14,553,002	-	-
Health Care	41,357,397	41,357,397	-	-
Industrials	8,829,748	8,829,748	-	-
Information Technology	44,779,310	44,779,310	-	-
Materials	19,586,414	19,586,414	-	-
Real Estate	10,513,464	10,513,464	-	-
Utilities	8,835,720	8,835,720	-	-

Money Market Funds	35,220	35,220	-	-
Total Investments in Securities:	216,653,340	216,653,340	-	-
Fidelity® Stocks for Inflation ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $220,099,573)	$216,618,120
Fidelity Central Funds (cost $35,220)	35,220

Total Investment in Securities (cost $220,134,793)		$216,653,340
Dividends receivable		253,334
Distributions receivable from Fidelity Central Funds		401
Total assets		216,907,075
Liabilities
Accrued management fee	$50,860
Total Liabilities		50,860
Net Assets		$216,856,215
Net Assets consist of:
Paid in capital		$236,286,892
Total accumulated earnings (loss)		(19,430,677)
Net Assets		$216,856,215
Net Asset Value , offering price and redemption price per share ($216,856,215 ÷ 6,750,000 shares)		$32.13

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$2,454,780
Income from Fidelity Central Funds		1,577
Total Income		2,456,357
Expenses
Management fee	$336,105
Independent trustees' fees and expenses	417
Total expenses before reductions	336,522
Expense reductions	(38)
Total expenses after reductions		336,484
Net Investment income (loss)		2,119,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,622,687)
Redemptions in-kind	546,132
Total net realized gain (loss)		(9,076,555)
Change in net unrealized appreciation (depreciation) on investment securities		10,542,799
Net gain (loss)		1,466,244
Net increase (decrease) in net assets resulting from operations		$3,586,117
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,119,873	$2,664,450
Net realized gain (loss)	(9,076,555)	4,384,711
Change in net unrealized appreciation (depreciation)	10,542,799	(16,922,706)
Net increase (decrease) in net assets resulting from operations	3,586,117	(9,873,545)
Distributions to shareholders	(2,115,950)	(2,544,600)
Share transactions
Proceeds from sales of shares	7,889,065	327,785,389
Cost of shares redeemed	(52,881,746)	(101,071,269)
Net increase (decrease) in net assets resulting from share transactions	(44,992,681)	226,714,120
Total increase (decrease) in net assets	(43,522,514)	214,295,975

Net Assets
Beginning of period	260,378,729	46,082,754
End of period	$216,856,215	$260,378,729

Other Information
Shares
Sold	250,000	9,900,000
Redeemed	(1,700,000)	(3,200,000)
Net increase (decrease)	(1,450,000)	6,700,000

Financial Highlights
Fidelity® Stocks for Inflation ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$31.75	$30.72	$24.07	$24.94
Income from Investment Operations
Net investment income (loss) B,C	.28	.54	.39	.38
Net realized and unrealized gain (loss)	.38	1.00 D	7.08	(.90)
Total from investment operations	.66	1.54	7.47	(.52)
Distributions from net investment income	(.28)	(.51)	(.82)	(.35)
Total distributions	(.28)	(.51)	(.82)	(.35)
Net asset value, end of period	$32.13	$31.75	$30.72	$24.07
Total Return E,F,G	2.11%	5.03%	31.78%	(1.88)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J	.29%	.29%	.29% J,K
Expenses net of fee waivers, if any	.29% J	.29%	.29%	.29% J,K
Expenses net of all reductions	.29% J	.29%	.29%	.29% J,K
Net investment income (loss)	1.82% J	1.68%	1.34%	2.16% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$216,856	$260,379	$46,083	$3,610
Portfolio turnover rate L,M	113% J	76%	52%	65% N

A For the period November 5, 2019 (commencement of operations) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Based on net asset value.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Proxy expenses are not annualized.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Amount not annualized.

Fidelity® U.S. Multifactor ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	5.9
Microsoft Corp.	5.0
Alphabet, Inc. Class A	3.1
Johnson & Johnson	1.7
The Home Depot, Inc.	1.7
Procter & Gamble Co.	1.5
ConocoPhillips Co.	1.5
Merck & Co., Inc.	1.5
Eli Lilly & Co.	1.4
Arch Capital Group Ltd.	1.4
24.7

Market Sectors (% of Fund's net assets)

Information Technology	25.0
Health Care	14.5
Financials	12.8
Consumer Discretionary	12.4
Industrials	8.6
Communication Services	7.2
Consumer Staples	6.0
Energy	4.9
Real Estate	3.0
Materials	2.8
Utilities	2.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 7.8%

Fidelity® U.S. Multifactor ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 1.2%
Liberty Global PLC Class C (a)	4,029	90,048
Verizon Communications, Inc.	4,407	183,199
		273,247
Interactive Media & Services - 4.3%
Alphabet, Inc. Class A (a)	7,563	747,527
Meta Platforms, Inc. Class A (a)	1,857	276,637
		1,024,164
Media - 1.7%
Fox Corp. Class A	2,818	95,643
Nexstar Broadcasting Group, Inc. Class A	463	94,809
Omnicom Group, Inc.	1,339	115,141
TEGNA, Inc.	4,144	82,590
		388,183
TOTAL COMMUNICATION SERVICES		1,685,594
CONSUMER DISCRETIONARY - 12.4%
Diversified Consumer Services - 1.8%
H&R Block, Inc.	4,861	189,482
Service Corp. International	3,013	223,414
		412,896
Hotels, Restaurants & Leisure - 3.0%
Domino's Pizza, Inc.	504	177,912
McDonald's Corp.	1,162	310,719
Yum! Brands, Inc.	1,742	227,348
		715,979
Household Durables - 3.1%
Lennar Corp. Class A	2,373	242,995
PulteGroup, Inc.	4,570	259,987
Toll Brothers, Inc.	3,953	235,164
		738,146
Specialty Retail - 4.5%
AutoZone, Inc. (a)	99	241,446
Murphy U.S.A., Inc.	673	183,076
O'Reilly Automotive, Inc. (a)	306	242,459
The Home Depot, Inc.	1,226	397,432
		1,064,413
TOTAL CONSUMER DISCRETIONARY		2,931,434
CONSUMER STAPLES - 6.0%
Food Products - 0.8%
The Hershey Co.	815	183,049
Household Products - 3.1%
Colgate-Palmolive Co.	2,520	187,816
Kimberly-Clark Corp.	1,433	186,304
Procter & Gamble Co.	2,554	363,639
		737,759
Tobacco - 2.1%
Altria Group, Inc.	4,771	214,886
Philip Morris International, Inc.	2,591	270,086
		484,972
TOTAL CONSUMER STAPLES		1,405,780
ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
ConocoPhillips Co.	2,945	358,907
Coterra Energy, Inc.	7,628	190,929
EOG Resources, Inc.	2,310	305,498
Valero Energy Corp.	2,120	296,864
		1,152,198
FINANCIALS - 12.8%
Banks - 0.8%
Popular, Inc.	2,877	197,477
Capital Markets - 1.1%
Houlihan Lokey	2,525	250,152
Insurance - 9.9%
AFLAC, Inc.	3,985	292,898
American Financial Group, Inc.	1,747	249,105
Arch Capital Group Ltd. (a)	5,157	331,853
Chubb Ltd.	1,413	321,443
Everest Re Group Ltd.	877	306,678
Progressive Corp.	2,188	298,334
The Travelers Companies, Inc.	1,506	287,827
W.R. Berkley Corp.	3,640	255,310
		2,343,448
Thrifts & Mortgage Finance - 1.0%
Essent Group Ltd.	5,108	224,905
TOTAL FINANCIALS		3,015,982
HEALTH CARE - 14.5%
Biotechnology - 4.0%
Gilead Sciences, Inc.	3,305	277,422
Regeneron Pharmaceuticals, Inc. (a)	322	244,227
United Therapeutics Corp. (a)	743	195,535
Vertex Pharmaceuticals, Inc. (a)	728	235,217
		952,401
Health Care Equipment & Supplies - 0.6%
QuidelOrtho Corp. (a)	1,661	142,198
Health Care Providers & Services - 1.5%
Molina Healthcare, Inc. (a)	525	163,711
Quest Diagnostics, Inc.	1,218	180,849
		344,560
Pharmaceuticals - 8.4%
Bristol-Myers Squibb Co.	3,459	251,296
Eli Lilly & Co.	985	338,988
Johnson & Johnson	2,480	405,282
Merck & Co., Inc.	3,321	356,709
Organon & Co.	5,041	151,885
Pfizer, Inc.	6,497	286,908
Zoetis, Inc. Class A	1,189	196,768
		1,987,836
TOTAL HEALTH CARE		3,426,995
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.1%
Lockheed Martin Corp.	587	271,934
Northrop Grumman Corp.	486	217,747
		489,681
Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	1,944	210,244
Commercial Services & Supplies - 1.7%
Republic Services, Inc.	1,473	183,860
Waste Management, Inc.	1,355	209,659
		393,519
Electrical Equipment - 1.2%
Atkore, Inc. (a)	2,149	279,907
Machinery - 1.7%
Mueller Industries, Inc.	2,887	189,243
Snap-On, Inc.	888	220,872
		410,115
Road & Rail - 1.0%
Union Pacific Corp.	1,213	247,682
TOTAL INDUSTRIALS		2,031,148
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 0.9%
Cisco Systems, Inc.	4,359	212,153
IT Services - 8.1%
Accenture PLC Class A	652	181,941
Akamai Technologies, Inc. (a)	990	88,061
Amdocs Ltd.	1,057	97,170
Automatic Data Processing, Inc.	601	135,712
Cognizant Technology Solutions Corp. Class A	1,564	104,397
Concentrix Corp.	658	93,311
ExlService Holdings, Inc. (a)	525	89,565
IBM Corp.	1,185	159,655
Jack Henry & Associates, Inc.	456	82,121
MasterCard, Inc. Class A	750	277,950
Paychex, Inc.	859	99,524
The Western Union Co.	5,543	78,544
VeriSign, Inc. (a)	493	107,499
Visa, Inc. Class A	1,376	316,769
		1,912,219
Semiconductors & Semiconductor Equipment - 2.8%
Broadcom, Inc.	397	232,249
Intel Corp.	4,834	136,609
Micron Technology, Inc.	1,990	119,997
Texas Instruments, Inc.	1,011	179,159
		668,014
Software - 6.6%
Fortinet, Inc. (a)	2,032	106,355
Gen Digital, Inc.	3,578	82,330
Microsoft Corp.	4,728	1,171,646
Qualys, Inc. (a)	699	80,637
VMware, Inc. Class A (a)	855	104,712
		1,545,680
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	9,614	1,387,198
HP, Inc.	3,215	93,685
Seagate Technology Holdings PLC	1,187	80,455
		1,561,338
TOTAL INFORMATION TECHNOLOGY		5,899,404
MATERIALS - 2.8%
Chemicals - 0.8%
CF Industries Holdings, Inc.	2,066	174,990
Metals & Mining - 1.1%
Nucor Corp.	1,591	268,911
Paper & Forest Products - 0.9%
Louisiana-Pacific Corp.	3,163	215,369
TOTAL MATERIALS		659,270
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Extra Space Storage, Inc.	1,299	205,021
Public Storage	809	246,211
WP Carey, Inc.	2,942	251,629
		702,861
UTILITIES - 2.7%
Electric Utilities - 0.9%
Exelon Corp.	5,312	224,113
Gas Utilities - 0.8%
National Fuel Gas Co.	3,114	180,799
Multi-Utilities - 1.0%
Consolidated Edison, Inc.	2,402	228,935
TOTAL UTILITIES		633,847
TOTAL COMMON STOCKS (Cost $22,865,581)		23,544,513

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $22,865,581)	23,544,513
NET OTHER ASSETS (LIABILITIES) - 0.1%	12,961
NET ASSETS - 100.0%	23,557,474

Legend

(a)	Non-income producing

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	218,894	218,894	49	-	-	-	0.0%
Total	-	218,894	218,894	49	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,685,594	1,685,594	-	-
Consumer Discretionary	2,931,434	2,931,434	-	-
Consumer Staples	1,405,780	1,405,780	-	-
Energy	1,152,198	1,152,198	-	-
Financials	3,015,982	3,015,982	-	-
Health Care	3,426,995	3,426,995	-	-
Industrials	2,031,148	2,031,148	-	-
Information Technology	5,899,404	5,899,404	-	-
Materials	659,270	659,270	-	-
Real Estate	702,861	702,861	-	-
Utilities	633,847	633,847	-	-
Total Investments in Securities:	23,544,513	23,544,513	-	-
Fidelity® U.S. Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $22,865,581):		$23,544,513
Cash		1,981
Dividends receivable		16,520
Distributions receivable from Fidelity Central Funds		2
Total assets		23,563,016
Liabilities
Accrued management fee	$5,542
Total Liabilities		5,542
Net Assets		$23,557,474
Net Assets consist of:
Paid in capital		$23,248,718
Total accumulated earnings (loss)		308,756
Net Assets		$23,557,474
Net Asset Value , offering price and redemption price per share ($23,557,474 ÷ 950,000 shares)		$24.80

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$181,484
Income from Fidelity Central Funds		49
Total Income		181,533
Expenses
Management fee	$27,456
Independent trustees' fees and expenses	31
Total expenses before reductions	27,487
Expense reductions	(33)
Total expenses after reductions		27,454
Net Investment income (loss)		154,079
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	172,664
Unaffiliated issuers	(140,145)
Total net realized gain (loss)		32,519
Change in net unrealized appreciation (depreciation) on investment securities		572,887
Net gain (loss)		605,406
Net increase (decrease) in net assets resulting from operations		$759,485
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$154,079	$236,930
Net realized gain (loss)	32,519	433,050
Change in net unrealized appreciation (depreciation)	572,887	(1,195,944)
Net increase (decrease) in net assets resulting from operations	759,485	(525,964)
Distributions to shareholders	(150,000)	(235,000)
Share transactions
Proceeds from sales of shares	9,453,459	9,088,569
Cost of shares redeemed	(1,181,857)	(5,142,624)
Net increase (decrease) in net assets resulting from share transactions	8,271,602	3,945,945
Total increase (decrease) in net assets	8,881,087	3,184,981

Net Assets
Beginning of period	14,676,387	11,491,406
End of period	$23,557,474	$14,676,387

Other Information
Shares
Sold	400,000	350,000
Redeemed	(50,000)	(200,000)
Net increase (decrease)	350,000	150,000

Financial Highlights
Fidelity® U.S. Multifactor ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$24.46	$25.54	$20.09
Income from Investment Operations
Net investment income (loss) B,C	.19	.41	.31 D
Net realized and unrealized gain (loss)	.34	(1.09)	5.62
Total from investment operations	.53	(.68)	5.93
Distributions from net investment income	(.19)	(.40)	(.48)
Total distributions	(.19)	(.40)	(.48)
Net asset value, end of period	$24.80	$24.46	$25.54
Total Return E,F,G	2.20%	(2.64)%	29.94%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J	.29%	.29% J
Expenses net of fee waivers, if any	.29% J	.29%	.29% J
Expenses net of all reductions	.29% J	.29%	.29% J
Net investment income (loss)	1.63% J	1.63%	1.56% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$23,557	$14,676	$11,491
Portfolio turnover rate K,L	47% J	46%	30% M

A For the period September 15, 2020 (commencement of operations) through July 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Based on net asset value.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount not annualized.

Fidelity® Value Factor ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.3
Microsoft Corp.	5.3
Alphabet, Inc. Class A	3.1
Amazon.com, Inc.	2.7
Berkshire Hathaway, Inc. Class B	1.9
Johnson & Johnson	1.8
Visa, Inc. Class A	1.8
Merck & Co., Inc.	1.6
JPMorgan Chase & Co.	1.6
MasterCard, Inc. Class A	1.6
27.7

Market Sectors (% of Fund's net assets)

Information Technology	25.1
Health Care	14.4
Financials	11.9
Consumer Discretionary	11.5
Industrials	9.1
Communication Services	7.5
Consumer Staples	5.9
Energy	5.0
Real Estate	3.2
Materials	3.2
Utilities	2.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 2%

Fidelity® Value Factor ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	163,658	3,333,713
Entertainment - 1.2%
Netflix, Inc. (a)	11,492	4,066,559
Warner Bros Discovery, Inc. (a)	106,895	1,584,184
		5,650,743
Interactive Media & Services - 4.2%
Alphabet, Inc. Class A (a)	152,498	15,072,902
Meta Platforms, Inc. Class A (a)	36,104	5,378,413
		20,451,315
Media - 1.4%
Comcast Corp. Class A	90,320	3,554,092
Fox Corp. Class A	47,150	1,600,271
Paramount Global Class B (b)	62,796	1,454,355
		6,608,718
TOTAL COMMUNICATION SERVICES		36,044,489
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 1.5%
Ford Motor Co.	234,147	3,163,326
General Motors Co.	96,691	3,801,890
		6,965,216
Hotels, Restaurants & Leisure - 1.8%
Expedia, Inc. (a)	29,836	3,410,255
McDonald's Corp.	19,975	5,341,315
		8,751,570
Household Durables - 3.2%
D.R. Horton, Inc.	41,195	4,065,535
Lennar Corp. Class A	36,788	3,767,091
PulteGroup, Inc.	70,009	3,982,812
Toll Brothers, Inc.	60,152	3,578,442
		15,393,880
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	126,511	13,047,079
Multiline Retail - 0.8%
Macy's, Inc.	165,348	3,907,173
Specialty Retail - 1.5%
The Home Depot, Inc.	21,884	7,094,136
TOTAL CONSUMER DISCRETIONARY		55,159,054
CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 1.1%
Kroger Co.	61,167	2,729,883
Walgreens Boots Alliance, Inc.	72,439	2,670,102
		5,399,985
Food Products - 1.1%
Archer Daniels Midland Co.	37,127	3,075,972
Tyson Foods, Inc. Class A	32,238	2,119,649
		5,195,621
Household Products - 2.0%
Kimberly-Clark Corp.	22,809	2,965,398
Procter & Gamble Co.	46,358	6,600,452
		9,565,850
Tobacco - 1.7%
Altria Group, Inc.	78,155	3,520,101
Philip Morris International, Inc.	44,203	4,607,721
		8,127,822
TOTAL CONSUMER STAPLES		28,289,278
ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
APA Corp.	35,282	1,564,051
Chevron Corp.	30,232	5,260,973
ConocoPhillips Co.	26,374	3,214,199
Exxon Mobil Corp.	62,214	7,217,446
Marathon Oil Corp.	53,148	1,459,976
Occidental Petroleum Corp. (b)	27,473	1,779,976
Phillips 66 Co.	17,424	1,747,104
Valero Energy Corp.	14,132	1,978,904
		24,222,629
FINANCIALS - 11.9%
Banks - 4.4%
Bank of America Corp.	150,956	5,355,919
Citigroup, Inc.	65,782	3,435,136
JPMorgan Chase & Co.	54,966	7,693,041
Wells Fargo & Co.	96,637	4,529,376
		21,013,472
Capital Markets - 1.6%
Charles Schwab Corp.	49,666	3,845,142
Goldman Sachs Group, Inc.	10,693	3,911,606
		7,756,748
Consumer Finance - 1.7%
Capital One Financial Corp.	25,000	2,975,000
Discover Financial Services	24,530	2,863,387
Synchrony Financial	70,112	2,575,214
		8,413,601
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	29,390	9,155,573
Insurance - 2.3%
American International Group, Inc.	51,912	3,281,877
Lincoln National Corp.	47,907	1,697,345
MetLife, Inc.	42,281	3,087,359
Prudential Financial, Inc.	27,086	2,842,405
		10,908,986
TOTAL FINANCIALS		57,248,380
HEALTH CARE - 14.4%
Biotechnology - 4.8%
AbbVie, Inc.	47,972	7,087,863
Gilead Sciences, Inc.	74,659	6,266,876
Moderna, Inc. (a)	23,149	4,075,613
Regeneron Pharmaceuticals, Inc. (a)	7,296	5,533,797
		22,964,149
Health Care Equipment & Supplies - 0.7%
QuidelOrtho Corp. (a)	38,455	3,292,133
Health Care Providers & Services - 2.0%
CVS Health Corp.	52,053	4,592,116
Elevance Health, Inc.	10,680	5,339,893
		9,932,009
Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co.	76,891	5,586,131
Johnson & Johnson	53,419	8,729,733
Merck & Co., Inc.	73,123	7,854,141
Pfizer, Inc.	142,013	6,271,294
Viatris, Inc.	397,006	4,827,593
		33,268,892
TOTAL HEALTH CARE		69,457,183
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	7,671	3,553,667
Air Freight & Logistics - 1.2%
FedEx Corp.	11,585	2,245,868
United Parcel Service, Inc. Class B	19,476	3,607,539
		5,853,407
Building Products - 1.0%
Builders FirstSource, Inc. (a)	31,057	2,475,243
Owens Corning	24,221	2,340,960
		4,816,203
Electrical Equipment - 0.6%
Atkore, Inc. (a)	23,291	3,033,653
Industrial Conglomerates - 0.5%
3M Co.	20,767	2,389,866
Machinery - 3.4%
Caterpillar, Inc.	17,655	4,454,180
Cummins, Inc.	11,057	2,759,164
Deere & Co.	9,386	3,968,776
Mueller Industries, Inc.	31,314	2,052,633
PACCAR, Inc.	26,788	2,928,196
		16,162,949
Professional Services - 1.0%
Manpower, Inc.	27,048	2,357,504
Robert Half International, Inc.	27,294	2,291,604
		4,649,108
Road & Rail - 0.7%
Union Pacific Corp.	16,661	3,402,010
TOTAL INDUSTRIALS		43,860,863
INFORMATION TECHNOLOGY - 25.1%
IT Services - 7.7%
Accenture PLC Class A	19,364	5,403,524
Cognizant Technology Solutions Corp. Class A	59,005	3,938,584
DXC Technology Co. (a)	141,410	4,062,709
MasterCard, Inc. Class A	20,614	7,639,548
PayPal Holdings, Inc. (a)	51,418	4,190,053
The Western Union Co.	227,470	3,223,250
Visa, Inc. Class A	36,981	8,513,396
		36,971,064
Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	151,261	4,274,636
Micron Technology, Inc.	69,410	4,185,423
Qualcomm, Inc.	37,600	5,008,696
		13,468,755
Software - 5.3%
Microsoft Corp.	103,750	25,710,288
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	208,887	30,140,307
Dell Technologies, Inc.	85,242	3,462,530
Hewlett Packard Enterprise Co.	269,147	4,341,341
HP, Inc.	121,658	3,545,114
Western Digital Corp. (a)	76,344	3,355,319
		44,844,611
TOTAL INFORMATION TECHNOLOGY		120,994,718
MATERIALS - 3.2%
Chemicals - 1.4%
Dow, Inc.	25,398	1,507,371
Linde PLC	8,914	2,949,999
LyondellBasell Industries NV Class A	13,013	1,258,227
The Mosaic Co.	20,715	1,026,221
		6,741,818
Metals & Mining - 1.8%
Alcoa Corp.	19,870	1,038,009
Cleveland-Cliffs, Inc. (a)	52,819	1,127,686
Freeport-McMoRan, Inc.	46,957	2,095,221
Nucor Corp.	9,519	1,608,901
Steel Dynamics, Inc.	13,067	1,576,403
United States Steel Corp. (b)	39,790	1,133,617
		8,579,837
TOTAL MATERIALS		15,321,655
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Boston Properties, Inc.	12,710	947,403
Cousins Properties, Inc.	34,475	945,305
Kilroy Realty Corp.	19,888	816,204
Kimco Realty Corp.	52,079	1,169,694
Medical Properties Trust, Inc. (b)	66,694	863,687
Omega Healthcare Investors, Inc. (b)	33,182	976,878
Prologis (REIT), Inc.	16,278	2,104,420
Simon Property Group, Inc.	12,980	1,667,411
VICI Properties, Inc.	39,667	1,355,818
Vornado Realty Trust	35,384	863,016
Weyerhaeuser Co.	36,078	1,242,166
		12,952,002
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	15,530	1,327,970
Jones Lang LaSalle, Inc. (a)	6,035	1,115,690
		2,443,660
TOTAL REAL ESTATE		15,395,662
UTILITIES - 2.9%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	18,016	1,692,783
Duke Energy Corp.	20,086	2,057,811
Exelon Corp.	38,027	1,604,359
NRG Energy, Inc.	32,937	1,127,104
PG&E Corp. (a)	124,809	1,984,463
PPL Corp.	50,073	1,482,161
		9,948,681
Gas Utilities - 0.2%
UGI Corp.	31,249	1,244,648
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	51,158	1,179,703
Multi-Utilities - 0.4%
Sempra Energy	11,112	1,781,587
TOTAL UTILITIES		14,154,619
TOTAL COMMON STOCKS (Cost $488,750,608)		480,148,530

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	783,246	783,403
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	3,312,619	3,312,950
TOTAL MONEY MARKET FUNDS (Cost $4,096,353)		4,096,353

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $492,846,961)	484,244,883
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(2,885,938)
NET ASSETS - 100.0%	481,358,945

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME S&P 500 Index Contracts (United States)	48	Mar 2023	981,600	58,194	58,194

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	474,486	10,616,114	10,307,197	9,921	-	-	783,403	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	834,375	23,495,741	21,017,166	7,147	-	-	3,312,950	0.0%
Total	1,308,861	34,111,855	31,324,363	17,068	-	-	4,096,353

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	36,044,489	36,044,489	-	-
Consumer Discretionary	55,159,054	55,159,054	-	-
Consumer Staples	28,289,278	28,289,278	-	-
Energy	24,222,629	24,222,629	-	-
Financials	57,248,380	57,248,380	-	-
Health Care	69,457,183	69,457,183	-	-
Industrials	43,860,863	43,860,863	-	-
Information Technology	120,994,718	120,994,718	-	-
Materials	15,321,655	15,321,655	-	-
Real Estate	15,395,662	15,395,662	-	-
Utilities	14,154,619	14,154,619	-	-

Money Market Funds	4,096,353	4,096,353	-	-
Total Investments in Securities:	484,244,883	484,244,883	-	-
Derivative Instruments:

Assets
Futures Contracts	58,194	58,194	-	-
Total Assets	58,194	58,194	-	-
Total Derivative Instruments:	58,194	58,194	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	58,194	0
Total Equity Risk	58,194	0
Total Value of Derivatives	58,194	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Value Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,282,628) - See accompanying schedule:
Unaffiliated issuers (cost $488,750,608)	$480,148,530
Fidelity Central Funds (cost $4,096,353)	4,096,353

Total Investment in Securities (cost $492,846,961)		$484,244,883
Segregated cash with brokers for derivative instruments		50,880
Dividends receivable		473,188
Distributions receivable from Fidelity Central Funds		2,271
Receivable for daily variation margin on futures contracts		13,800
Total assets		484,785,022
Liabilities
Accrued management fee	$113,127
Collateral on securities loaned	3,312,950
Total Liabilities		3,426,077
Net Assets		$481,358,945
Net Assets consist of:
Paid in capital		$522,271,831
Total accumulated earnings (loss)		(40,912,886)
Net Assets		$481,358,945
Net Asset Value , offering price and redemption price per share ($481,358,945 ÷ 10,300,000 shares)		$46.73

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$5,006,064
Income from Fidelity Central Funds (including $7,147 from security lending)		17,068
Total Income		5,023,132
Expenses
Management fee	$665,582
Independent trustees' fees and expenses	807
Total expenses before reductions	666,389
Expense reductions	(59)
Total expenses after reductions		666,330
Net Investment income (loss)		4,356,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,760,328)
Redemptions in-kind	10,483,740
Futures contracts	(63,527)
Total net realized gain (loss)		4,659,885
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,390,053)
Futures contracts	(881)
Total change in net unrealized appreciation (depreciation)		(3,390,934)
Net gain (loss)		1,268,951
Net increase (decrease) in net assets resulting from operations		$5,625,753
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,356,802	$7,743,147
Net realized gain (loss)	4,659,885	55,705,980
Change in net unrealized appreciation (depreciation)	(3,390,934)	(90,000,723)
Net increase (decrease) in net assets resulting from operations	5,625,753	(26,551,596)
Distributions to shareholders	(4,137,400)	(7,920,650)
Share transactions
Proceeds from sales of shares	51,829,118	409,246,223
Cost of shares redeemed	(71,631,503)	(325,370,322)
Net increase (decrease) in net assets resulting from share transactions	(19,802,385)	83,875,901
Total increase (decrease) in net assets	(18,314,032)	49,403,655

Net Assets
Beginning of period	499,672,977	450,269,322
End of period	$481,358,945	$499,672,977

Other Information
Shares
Sold	1,150,000	8,250,000
Redeemed	(1,650,000)	(6,650,000)
Net increase (decrease)	(500,000)	1,600,000

Financial Highlights
Fidelity® Value Factor ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$46.27	$48.94	$34.85	$34.53	$33.90	$29.72
Income from Investment Operations
Net investment income (loss) A,B	.42	.79	.64	.73	.70	.58
Net realized and unrealized gain (loss)	.43	(2.65)	14.07	.28	.59	4.18
Total from investment operations	.85	(1.86)	14.71	1.01	1.29	4.76
Distributions from net investment income	(.39)	(.81)	(.62)	(.69)	(.66)	(.58)
Total distributions	(.39)	(.81)	(.62)	(.69)	(.66)	(.58)
Net asset value, end of period	$46.73	$46.27	$48.94	$34.85	$34.53	$33.90
Total Return C,D,E	1.93%	(3.86)%	42.56%	3.12%	3.95%	16.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.29% H	.29%	.29%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.29% H	.29%	.29%	.29%	.29%	.30%
Expenses net of all reductions	.29% H	.29%	.29%	.29%	.29%	.30%
Net investment income (loss)	1.89% H	1.61%	1.50%	2.13%	2.09%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$481,359	$499,673	$450,269	$189,916	$136,403	$86,450
Portfolio turnover rate I,J	41% H	46%	42%	45%	31%	38%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Based on net asset value.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity U.S. Multifactor ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE)   business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Stocks for Inflation ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represents a return of capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.   Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, redemptions in kind, passive foreign investment companies (PFIC), foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Dividend ETF for Rising Rates	$553,845,001	$84,472,604	$(47,078,499)	$37,394,105
Fidelity High Dividend ETF	1,367,947,557	170,142,031	(83,544,436)	86,597,595
Fidelity Low Volatility Factor ETF	487,622,769	41,520,761	(31,608,825)	9,911,936
Fidelity Momentum Factor ETF	124,259,387	8,293,250	(5,584,120)	2,709,130
Fidelity Quality Factor ETF	285,419,091	19,590,746	(22,757,804)	(3,167,058)
Fidelity Small-Mid Multifactor ETF	100,775,469	9,335,184	(6,135,275)	3,199,909
Fidelity Stocks for Inflation ETF	220,294,462	14,216,792	(17,857,914)	(3,641,122)
Fidelity U.S. Multifactor ETF	22,890,804	1,858,158	(1,204,449)	653,709
Fidelity Value Factor ETF	493,120,097	37,413,978	(46,230,998)	(8,817,020)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforwards
Fidelity Dividend ETF for Rising Rates	$(17,164,602)	$(19,941,121)	$(37,105,723)
Fidelity High Dividend ETF	(22,272,452)	(26,206,524)	(48,478,976))
Fidelity Low Volatility Factor ETF	(23,273,269)	(9,567,071)	(32,840,340)
Fidelity Momentum Factor ETF	(26,468,636)	-	(26,468,636)
Fidelity Quality Factor ETF	(13,340,917)	(4,941,800)	(18,282,717)
Fidelity Small-Mid Multifactor ETF	(5,086,857)	(567,791)	(5,654,648)
Fidelity Stocks for Inflation ETF	(6,778,047)	-	(6,778,047)
Fidelity U.S. Multifactor ETF	(371,399)	(18,839)	(390,238)
Fidelity Value Factor ETF	(23,339,017)	(13,574,094)	(36,913,111)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2022 to July 31, 2022. Loss deferrals were as follows:

Ordinary Losses
Fidelity High Dividend ETF	$(246,968)
Fidelity Small-Mid Multifactor ETF	(75)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dividend ETF for Rising Rates	4,024,537	4,817,769
Fidelity High Dividend ETF	21,888,187	16,553,771
Fidelity Low Volatility Factor ETF	127,098,998	107,094,650
Fidelity Momentum Factor ETF	73,753,213	72,714,112
Fidelity Quality Factor ETF	69,606,067	67,706,654
Fidelity Small-Mid Multifactor ETF	26,800,297	25,255,401
Fidelity Stocks for Inflation ETF	135,010,456	131,084,452
Fidelity U.S. Multifactor ETF	4,337,033	4,171,712
Fidelity Value Factor ETF	92,781,307	92,961,800

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Dividend ETF for Rising Rates	-	46,591,728
Fidelity High Dividend ETF	118,240,024	22,059,410
Fidelity Low Volatility Factor ETF	91,804,089	55,952,494
Fidelity Momentum Factor ETF	31,028,490	17,227,928
Fidelity Quality Factor ETF	34,032,370	19,349,690
Fidelity Small-Mid Multifactor ETF	28,222,193	2,909,849
Fidelity Stocks for Inflation ETF	7,832,300	56,589,070
Fidelity U.S. Multifactor ETF	9,374,562	1,173,219
Fidelity Value Factor ETF	51,551,236	71,208,625

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .29% of each Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.   For each Fund, with the exception of Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF and Fidelity U.S. Multifactor ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode) serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Dividend ETF for Rising Rates	$14,839	$-	$-
Fidelity High Dividend ETF	$10,910	$2	$-
Fidelity Low Volatility Factor ETF	$686	$-	$-
Fidelity Momentum Factor ETF	$117	$-	$-
Fidelity Quality Factor ETF	$3,627	$-	$-
Fidelity Small-Mid Multifactor ETF	$799	$10	$-
Fidelity Value Factor ETF	$716	$-	$-

8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Dividend ETF for Rising Rates	$30
Fidelity High Dividend ETF	77
Fidelity Low Volatility Factor ETF	46
Fidelity Momentum Factor ETF	161
Fidelity Quality Factor ETF	51
Fidelity Small-Mid Multifactor ETF	107
Fidelity Stocks for Inflation ETF	38
Fidelity U.S. Multifactor ETF	33
Fidelity Value Factor ETF	59

9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Dividend ETF for Rising Rates	.29%
Actual		$ 1,000	$ 1,026.60	$ 1.48
Hypothetical- B		$ 1,000	$ 1,023.74	$ 1.48

Fidelity® High Dividend ETF	.29%
Actual		$ 1,000	$ 1,044.70	$ 1.49
Hypothetical- B		$ 1,000	$ 1,023.74	$ 1.48

Fidelity® Low Volatility Factor ETF	.29%
Actual		$ 1,000	$ 1,001.00	$ 1.46
Hypothetical- B		$ 1,000	$ 1,023.74	$ 1.48

Fidelity® Momentum Factor ETF	.29%
Actual		$ 1,000	$ 975.30	$ 1.44
Hypothetical- B		$ 1,000	$ 1,023.74	$ 1.48

Fidelity® Quality Factor ETF	.29%
Actual		$ 1,000	$ 986.90	$ 1.45
Hypothetical- B		$ 1,000	$ 1,023.74	$ 1.48

Fidelity® Small-Mid Multifactor ETF	.29%
Actual		$ 1,000	$ 1,039.00	$ 1.49
Hypothetical- B		$ 1,000	$ 1,023.74	$ 1.48

Fidelity® Stocks for Inflation ETF	.29%
Actual		$ 1,000	$ 1,021.10	$ 1.48
Hypothetical- B		$ 1,000	$ 1,023.74	$ 1.48

Fidelity® U.S. Multifactor ETF	.29%
Actual		$ 1,000	$ 1,022.00	$ 1.48
Hypothetical- B		$ 1,000	$ 1,023.74	$ 1.48

Fidelity® Value Factor ETF	.29%
Actual		$ 1,000	$ 1,019.30	$ 1.48
Hypothetical- B		$ 1,000	$ 1,023.74	$ 1.48

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881295.106
CPF-SANN-0423
Fidelity® Blue Chip Growth ETF
Fidelity® Blue Chip Value ETF
Fidelity® Growth Opportunities ETF
Fidelity® Magellan® ETF
Fidelity® New Millennium ETF
Fidelity® Real Estate Investment ETF
Fidelity® Small-Mid Cap Opportunities ETF
Fidelity® Sustainable U.S. Equity ETF
Fidelity® Women's Leadership ETF

Semi-Annual Report
January 31, 2023

Contents

Fidelity® Blue Chip Growth ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Blue Chip Value ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Growth Opportunities ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Magellan® ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® New Millennium ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Real Estate Investment ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small-Mid Cap Opportunities ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable U.S. Equity ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Women's Leadership ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Blue Chip Growth ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	10.0
Microsoft Corp.	8.6
Amazon.com, Inc.	7.5
NVIDIA Corp.	6.6
Alphabet, Inc. Class A	5.2
Tesla, Inc.	3.0
Meta Platforms, Inc. Class A	2.8
Marvell Technology, Inc.	2.7
Netflix, Inc.	2.2
Uber Technologies, Inc.	2.0
50.6

Market Sectors (% of Fund's net assets)

Information Technology	39.4
Consumer Discretionary	28.3
Communication Services	12.7
Health Care	9.4
Energy	4.4
Industrials	1.7
Consumer Staples	1.2
Financials	1.0
Materials	0.7
Real Estate	0.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 6.6%

Fidelity® Blue Chip Growth ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.7%
Entertainment - 2.9%
Activision Blizzard, Inc.	2,368	181,318
Bilibili, Inc. ADR (a)	6,048	151,200
Endeavor Group Holdings, Inc. (a)	16,534	370,858
Netflix, Inc. (a)	27,788	9,833,062
Sea Ltd. ADR (a)	37,248	2,400,634
		12,937,072
Interactive Media & Services - 9.7%
Alphabet, Inc. Class A (a)	235,951	23,321,397
Meta Platforms, Inc. Class A (a)	84,470	12,583,496
Pinterest, Inc. Class A (a)	7,721	202,985
Snap, Inc. Class A (a)	616,921	7,131,607
		43,239,485
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	3,405	508,401
TOTAL COMMUNICATION SERVICES		56,684,958
CONSUMER DISCRETIONARY - 28.3%
Auto Components - 0.1%
Aptiv PLC (a)	3,229	365,168
Mobileye Global, Inc.	6,111	235,885
		601,053
Automobiles - 3.2%
Rivian Automotive, Inc. (a)	48,217	935,410
Tesla, Inc. (a)	76,106	13,183,081
		14,118,491
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	3,518	150,008
Hotels, Restaurants & Leisure - 3.5%
Airbnb, Inc. Class A (a)	39,980	4,442,178
Caesars Entertainment, Inc. (a)	48,940	2,547,816
Chipotle Mexican Grill, Inc. (a)	285	469,218
Hilton Worldwide Holdings, Inc.	8,605	1,248,499
Marriott International, Inc. Class A	14,914	2,597,721
Penn Entertainment, Inc. (a)	72,001	2,552,435
Restaurant Brands International, Inc.	4,859	325,126
Sweetgreen, Inc. Class A (a)	68,286	708,126
Trip.com Group Ltd. ADR (a)	9,837	361,608
Yum China Holdings, Inc.	4,214	259,625
Yum! Brands, Inc.	1,236	161,310
		15,673,662
Internet & Direct Marketing Retail - 11.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	18,573	2,046,745
Amazon.com, Inc. (a)	324,220	33,436,809
JD.com, Inc. sponsored ADR	23,948	1,425,624
Lyft, Inc. (a)	210,887	3,426,914
Pinduoduo, Inc. ADR (a)	11,404	1,117,364
Uber Technologies, Inc. (a)	295,411	9,137,062
Wayfair LLC Class A (a)	6,810	412,005
		51,002,523
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	27,800	4,175,004
Ollie's Bargain Outlet Holdings, Inc. (a)	6,386	349,697
Target Corp.	1,180	203,125
		4,727,826
Specialty Retail - 5.0%
American Eagle Outfitters, Inc.	142,224	2,295,495
Bath & Body Works, Inc.	5,260	242,013
Burlington Stores, Inc. (a)	928	213,282
Five Below, Inc. (a)	14,077	2,774,999
Foot Locker, Inc.	7,980	347,210
Lowe's Companies, Inc.	41,249	8,590,104
RH (a)	8,538	2,663,771
TJX Companies, Inc.	35,119	2,874,841
Victoria's Secret & Co. (a)	34,516	1,454,849
Warby Parker, Inc. (a)	56,233	908,163
		22,364,727
Textiles, Apparel & Luxury Goods - 4.0%
Capri Holdings Ltd. (a)	42,585	2,831,477
Crocs, Inc. (a)	23,739	2,890,698
Deckers Outdoor Corp. (a)	3,517	1,503,447
lululemon athletica, Inc. (a)	11,931	3,661,385
NIKE, Inc. Class B	51,758	6,590,346
On Holding AG (a)	6,797	157,690
		17,635,043
TOTAL CONSUMER DISCRETIONARY		126,273,333
CONSUMER STAPLES - 1.2%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	2,140	831,625
Celsius Holdings, Inc. (a)	42,949	4,308,644
Constellation Brands, Inc. Class A (sub. vtg.)	868	200,959
		5,341,228
Household Products - 0.0%
Procter & Gamble Co.	1,651	235,069
TOTAL CONSUMER STAPLES		5,576,297
ENERGY - 4.4%
Energy Equipment & Services - 0.1%
Halliburton Co.	13,640	562,241
Oil, Gas & Consumable Fuels - 4.3%
Antero Resources Corp. (a)	26,633	768,096
Cenovus Energy, Inc. (Canada)	21,533	430,158
Cheniere Energy, Inc.	3,988	609,327
Denbury, Inc. (a)	8,757	759,932
Devon Energy Corp.	21,323	1,348,467
Diamondback Energy, Inc.	15,681	2,291,308
EOG Resources, Inc.	21,166	2,799,204
EQT Corp.	4,831	157,829
Exxon Mobil Corp.	15,230	1,766,832
Hess Corp.	23,672	3,554,588
Marathon Oil Corp.	25,437	698,754
Northern Oil & Gas, Inc.	4,677	156,773
Occidental Petroleum Corp.	22,016	1,426,417
Ovintiv, Inc.	3,629	178,656
Pioneer Natural Resources Co.	8,735	2,012,107
Range Resources Corp.	801	20,041
		18,978,489
TOTAL ENERGY		19,540,730
FINANCIALS - 1.0%
Banks - 0.3%
Wells Fargo & Co.	28,377	1,330,030
Consumer Finance - 0.6%
American Express Co.	16,593	2,902,613
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	739	230,213
TOTAL FINANCIALS		4,462,856
HEALTH CARE - 9.4%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	8,203	1,857,159
Arcutis Biotherapeutics, Inc. (a)	3,688	61,110
Argenx SE ADR (a)	1,308	499,983
Ascendis Pharma A/S sponsored ADR (a)	1,787	221,731
Generation Bio Co. (a)	849	5,009
Karuna Therapeutics, Inc. (a)	2,038	406,357
Regeneron Pharmaceuticals, Inc. (a)	2,038	1,545,762
Vertex Pharmaceuticals, Inc. (a)	3,679	1,188,685
Verve Therapeutics, Inc. (a)	6,038	137,365
		5,923,161
Health Care Equipment & Supplies - 1.6%
Axonics Modulation Technologies, Inc. (a)	7,169	440,177
Boston Scientific Corp. (a)	22,902	1,059,218
DexCom, Inc. (a)	29,343	3,142,342
Insulet Corp. (a)	3,836	1,102,160
Shockwave Medical, Inc. (a)	6,776	1,273,414
		7,017,311
Health Care Providers & Services - 2.7%
agilon health, Inc. (a)	2,522	54,879
Alignment Healthcare, Inc. (a)	7,344	90,698
Cigna Corp.	1,977	626,057
Elevance Health, Inc.	430	214,996
Guardant Health, Inc. (a)	28,161	885,100
Humana, Inc.	3,431	1,755,643
LifeStance Health Group, Inc. (a)	90	475
Surgery Partners, Inc. (a)	4,446	147,607
UnitedHealth Group, Inc.	16,019	7,996,525
Universal Health Services, Inc. Class B	1,095	162,290
		11,934,270
Health Care Technology - 0.0%
Certara, Inc. (a)	3,981	77,231
Life Sciences Tools & Services - 0.8%
Danaher Corp.	7,139	1,887,409
ICON PLC (a)	1,123	259,087
Olink Holding AB ADR (a)	7,438	145,636
Seer, Inc. (a)	778	3,540
Thermo Fisher Scientific, Inc.	2,688	1,533,047
		3,828,719
Pharmaceuticals - 3.0%
AstraZeneca PLC sponsored ADR	2,542	166,171
Eli Lilly & Co.	20,945	7,208,222
Novo Nordisk A/S Series B sponsored ADR	15,273	2,119,587
Zoetis, Inc. Class A	23,574	3,901,261
		13,395,241
TOTAL HEALTH CARE		42,175,933
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.8%
General Dynamics Corp.	109	25,404
Howmet Aerospace, Inc.	14,803	602,334
L3Harris Technologies, Inc.	1,578	338,986
Lockheed Martin Corp.	860	398,404
Northrop Grumman Corp.	515	230,741
The Boeing Co. (a)	9,797	2,086,761
		3,682,630
Air Freight & Logistics - 0.0%
ZTO Express, Inc. sponsored ADR	5,898	168,152
Airlines - 0.1%
Delta Air Lines, Inc. (a)	4,822	188,540
United Airlines Holdings, Inc. (a)	8,374	409,991
		598,531
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	38,673	378,995
Electrical Equipment - 0.4%
Acuity Brands, Inc.	8,325	1,569,429
Machinery - 0.1%
Deere & Co.	907	383,516
Road & Rail - 0.2%
Avis Budget Group, Inc. (a)	3,031	606,321
Bird Global, Inc. Class A (a)	132,496	31,084
Hertz Global Holdings, Inc. (a)	19,408	349,732
		987,137
TOTAL INDUSTRIALS		7,768,390
INFORMATION TECHNOLOGY - 39.4%
IT Services - 2.8%
Block, Inc. Class A (a)	11,771	961,926
MasterCard, Inc. Class A	17,678	6,551,467
MongoDB, Inc. Class A (a)	2,140	458,409
Okta, Inc. (a)	17,201	1,266,166
PayPal Holdings, Inc. (a)	8,930	727,706
Snowflake, Inc. (a)	2,868	448,670
Twilio, Inc. Class A (a)	12,653	757,156
Visa, Inc. Class A	6,695	1,541,256
		12,712,756
Semiconductors & Semiconductor Equipment - 15.3%
Advanced Micro Devices, Inc. (a)	45,917	3,450,663
ASML Holding NV	1,162	767,896
Cirrus Logic, Inc. (a)	6,618	598,201
Enphase Energy, Inc. (a)	2,393	529,762
GlobalFoundries, Inc. (a)	53,089	3,147,116
Lam Research Corp.	2,232	1,116,223
Marvell Technology, Inc.	283,766	12,244,503
Microchip Technology, Inc.	2,878	223,390
Monolithic Power Systems, Inc.	2,601	1,109,483
NVIDIA Corp.	150,087	29,322,497
NXP Semiconductors NV	45,070	8,306,852
onsemi (a)	46,589	3,421,962
SolarEdge Technologies, Inc. (a)	1,162	370,829
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,240	2,062,315
Teradyne, Inc.	17,297	1,759,105
		68,430,797
Software - 11.3%
Bill.Com Holdings, Inc. (a)	6,223	719,503
Datadog, Inc. Class A (a)	6,697	501,003
HubSpot, Inc. (a)	5,623	1,951,237
Intuit, Inc.	4,541	1,919,344
Microsoft Corp.	154,095	38,186,282
Paycom Software, Inc. (a)	2,246	727,569
Salesforce.com, Inc. (a)	24,885	4,179,933
ServiceNow, Inc. (a)	1,975	898,882
Splunk, Inc. (a)	6,716	643,191
Zoom Video Communications, Inc. Class A (a)	8,098	607,350
		50,334,294
Technology Hardware, Storage & Peripherals - 10.0%
Apple, Inc.	308,451	44,506,389
TOTAL INFORMATION TECHNOLOGY		175,984,236
MATERIALS - 0.7%
Chemicals - 0.0%
Linde PLC	641	212,133
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	67,619	3,017,160
TOTAL MATERIALS		3,229,293
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork, Inc. (a)	149,629	237,910
TOTAL COMMON STOCKS (Cost $464,210,625)		441,933,936

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $464,210,625)	441,933,936
NET OTHER ASSETS (LIABILITIES) - 1.1%	4,929,984
NET ASSETS - 100.0%	446,863,920

Legend

(a)	Non-income producing

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	56,684,958	56,684,958	-	-
Consumer Discretionary	126,273,333	126,273,333	-	-
Consumer Staples	5,576,297	5,576,297	-	-
Energy	19,540,730	19,540,730	-	-
Financials	4,462,856	4,462,856	-	-
Health Care	42,175,933	42,175,933	-	-
Industrials	7,768,390	7,768,390	-	-
Information Technology	175,984,236	175,984,236	-	-
Materials	3,229,293	3,229,293	-	-
Real Estate	237,910	237,910	-	-
Total Investments in Securities:	441,933,936	441,933,936	-	-
Fidelity® Blue Chip Growth ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $464,210,625):		$441,933,936
Cash		5,009,254
Foreign currency held at value (cost $160)		162
Receivable for investments sold		2,937,439
Receivable for fund shares sold		1,171,022
Dividends receivable		85,667
Total assets		451,137,480
Liabilities
Payable for investments purchased	$3,473,074
Payable for fund shares redeemed	596,610
Accrued management fee	203,876
Total Liabilities		4,273,560
Net Assets		$446,863,920
Net Assets consist of:
Paid in capital		$540,438,567
Total accumulated earnings (loss)		(93,574,647)
Net Assets		$446,863,920
Net Asset Value , offering price and redemption price per share ($446,863,920 ÷ 18,725,000 shares)		$23.86

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$1,238,464
Expenses
Management fee	$1,111,756
Independent trustees' fees and expenses	635
Total Expenses		1,112,391
Net Investment income (loss)		126,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	1,049,630
Unaffiliated issuers	(19,353,567)
Foreign currency transactions	(490)
Futures contracts	(12,776)
Total net realized gain (loss)		(18,317,203)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,276,883
Assets and liabilities in foreign currencies	(724)
Total change in net unrealized appreciation (depreciation)		7,276,159
Net gain (loss)		(11,041,044)
Net increase (decrease) in net assets resulting from operations		$(10,914,971)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,073	$(699,043)
Net realized gain (loss)	(18,317,203)	(25,007,726)
Change in net unrealized appreciation (depreciation)	7,276,159	(94,362,764)
Net increase (decrease) in net assets resulting from operations	(10,914,971)	(120,069,533)
Share transactions
Proceeds from sales of shares	102,722,328	209,141,668
Cost of shares redeemed	(8,340,375)	(132,864,696)
Net increase (decrease) in net assets resulting from share transactions	94,381,953	76,276,972
Total increase (decrease) in net assets	83,466,982	(43,792,561)

Net Assets
Beginning of period	363,396,938	407,189,499
End of period	$446,863,920	$363,396,938

Other Information
Shares
Sold	4,525,000	6,575,000
Redeemed	(375,000)	(4,425,000)
Net increase (decrease)	4,150,000	2,150,000

Financial Highlights
Fidelity® Blue Chip Growth ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$24.93	$32.77	$22.74	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.01	(.05)	(.08)	(.01)
Net realized and unrealized gain (loss)	(1.08)	(7.79)	10.11	2.75
Total from investment operations	(1.07)	(7.84)	10.03	2.74
Distributions from net investment income	-	-	- D	-
Net asset value, end of period	$23.86	$24.93	$32.77	$22.74
Total Return E,F	(4.28)%	(23.92)%	44.14%	13.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.59% I	.59%	.59%	.59% I
Expenses net of all reductions	.59% I	.59%	.59%	.59% I
Net investment income (loss)	.07% I	(.17)%	(.27)%	(.34)% I
Supplemental Data
Net assets, end of period (000 omitted)	$446,864	$363,397	$407,189	$41,494
Portfolio turnover rate J,K	39% I	57%	63%	11% L

A For the period June 2, 2020 (commencement of operations) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Fidelity® Blue Chip Value ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	5.3
Berkshire Hathaway, Inc. Class B	5.1
Comcast Corp. Class A	3.0
Cigna Corp.	2.9
JPMorgan Chase & Co.	2.8
Bristol-Myers Squibb Co.	2.6
Centene Corp.	2.5
UnitedHealth Group, Inc.	2.4
Bank of America Corp.	2.2
Alphabet, Inc. Class A	2.1
30.9

Market Sectors (% of Fund's net assets)

Financials	22.7
Health Care	19.6
Utilities	9.4
Energy	9.0
Industrials	8.7
Information Technology	7.9
Consumer Staples	7.2
Communication Services	6.6
Consumer Discretionary	4.4
Materials	2.7
Real Estate	0.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 10.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Blue Chip Value ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.6%
Entertainment - 1.5%
Activision Blizzard, Inc.	28,933	2,215,400
Interactive Media & Services - 2.1%
Alphabet, Inc. Class A (a)	30,543	3,018,870
Media - 3.0%
Comcast Corp. Class A	109,725	4,317,679
TOTAL COMMUNICATION SERVICES		9,551,949
CONSUMER DISCRETIONARY - 4.4%
Diversified Consumer Services - 1.5%
H&R Block, Inc.	54,629	2,129,438
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	14,398	712,701
Multiline Retail - 1.4%
Dollar General Corp.	8,877	2,073,667
Specialty Retail - 1.0%
Ross Stores, Inc.	12,111	1,431,399
TOTAL CONSUMER DISCRETIONARY		6,347,205
CONSUMER STAPLES - 7.2%
Beverages - 0.7%
Coca-Cola European Partners PLC	18,171	1,021,574
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	31,016	1,182,640
Food Products - 2.7%
Mondelez International, Inc.	42,602	2,787,875
Tyson Foods, Inc. Class A	16,792	1,104,074
		3,891,949
Household Products - 2.7%
Procter & Gamble Co.	14,154	2,015,247
Spectrum Brands Holdings, Inc.	13,920	944,890
The Clorox Co.	5,611	811,856
		3,771,993
Personal Products - 0.3%
Unilever PLC sponsored ADR	9,049	462,404
TOTAL CONSUMER STAPLES		10,330,560
ENERGY - 9.0%
Oil, Gas & Consumable Fuels - 9.0%
ConocoPhillips Co.	18,248	2,223,884
Equinor ASA sponsored ADR	31,220	950,025
Exxon Mobil Corp.	65,608	7,611,181
Occidental Petroleum Corp.	20,121	1,303,640
Ovintiv, Inc.	16,104	792,800
		12,881,530
FINANCIALS - 22.7%
Banks - 9.1%
Bank of America Corp.	88,952	3,156,017
Cullen/Frost Bankers, Inc.	2,928	381,460
JPMorgan Chase & Co.	29,208	4,087,952
M&T Bank Corp.	10,329	1,611,324
PNC Financial Services Group, Inc.	11,037	1,825,851
Wells Fargo & Co.	44,189	2,071,138
		13,133,742
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	6,472	1,117,973
BlackRock, Inc. Class A	3,639	2,762,765
Invesco Ltd.	16,369	302,990
Northern Trust Corp.	9,430	914,427
		5,098,155
Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc. Class B (a)	23,500	7,320,720
Insurance - 4.6%
Chubb Ltd.	10,718	2,438,238
The Travelers Companies, Inc.	10,488	2,004,467
Willis Towers Watson PLC	8,750	2,224,163
		6,666,868
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	16,337	189,509
Annaly Capital Management, Inc.	8,058	189,121
		378,630
TOTAL FINANCIALS		32,598,115
HEALTH CARE - 19.6%
Biotechnology - 3.0%
Regeneron Pharmaceuticals, Inc. (a)	2,747	2,083,517
Vertex Pharmaceuticals, Inc. (a)	7,054	2,279,147
		4,362,664
Health Care Providers & Services - 10.9%
Centene Corp. (a)	46,228	3,524,423
Cigna Corp.	13,201	4,180,361
Elevance Health, Inc.	4,682	2,340,953
Humana, Inc.	4,234	2,166,538
UnitedHealth Group, Inc.	6,926	3,457,390
		15,669,665
Pharmaceuticals - 5.7%
AstraZeneca PLC sponsored ADR	32,001	2,091,905
Bristol-Myers Squibb Co.	51,715	3,757,095
Sanofi SA sponsored ADR	47,645	2,341,275
		8,190,275
TOTAL HEALTH CARE		28,222,604
INDUSTRIALS - 8.7%
Aerospace & Defense - 4.8%
L3Harris Technologies, Inc.	6,123	1,315,343
Lockheed Martin Corp.	3,170	1,468,534
Northrop Grumman Corp.	4,914	2,201,669
The Boeing Co. (a)	8,981	1,912,953
		6,898,499
Electrical Equipment - 1.2%
Eaton Corp. PLC	1,942	315,012
Regal Rexnord Corp.	9,945	1,384,344
		1,699,356
Machinery - 2.7%
Crane Holdings Co.	2,046	237,152
ITT, Inc.	5,503	504,020
Oshkosh Corp.	15,428	1,554,834
Parker Hannifin Corp.	997	325,022
Pentair PLC	17,417	964,553
Stanley Black & Decker, Inc.	4,523	403,949
		3,989,530
TOTAL INDUSTRIALS		12,587,385
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.6%
Cisco Systems, Inc.	46,227	2,249,868
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	5,787	735,817
IT Services - 2.9%
Amdocs Ltd.	17,185	1,579,817
Cognizant Technology Solutions Corp. Class A	26,698	1,782,092
Maximus, Inc.	11,218	839,667
		4,201,576
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.	514	300,695
Micron Technology, Inc.	17,855	1,076,657
NXP Semiconductors NV	3,300	608,223
		1,985,575
Software - 1.5%
Aspen Technology, Inc. (a)	2,316	460,305
Gen Digital, Inc.	52,720	1,213,087
Open Text Corp.	16,362	548,945
		2,222,337
TOTAL INFORMATION TECHNOLOGY		11,395,173
MATERIALS - 2.7%
Chemicals - 2.3%
DuPont de Nemours, Inc.	32,539	2,406,259
International Flavors & Fragrances, Inc.	8,083	909,014
		3,315,273
Metals & Mining - 0.4%
Newmont Corp.	9,594	507,810
TOTAL MATERIALS		3,823,083
REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	11,098	948,990
UTILITIES - 9.4%
Electric Utilities - 7.6%
Constellation Energy Corp.	22,599	1,929,051
Duke Energy Corp.	5,675	581,404
Edison International	4,601	317,009
Evergy, Inc.	24,934	1,562,115
Exelon Corp.	12,506	527,628
NextEra Energy, Inc.	13,938	1,040,193
PG&E Corp. (a)	163,935	2,606,567
Portland General Electric Co.	16,845	801,485
Southern Co.	23,401	1,583,780
		10,949,232
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	34,603	948,468
Multi-Utilities - 1.2%
Dominion Energy, Inc.	26,269	1,671,759
TOTAL UTILITIES		13,569,459
TOTAL COMMON STOCKS (Cost $127,433,100)		142,256,053

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $127,433,100)	142,256,053
NET OTHER ASSETS (LIABILITIES) - 1.1%	1,518,489
NET ASSETS - 100.0%	143,774,542

Legend

(a)	Non-income producing

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,551,949	9,551,949	-	-
Consumer Discretionary	6,347,205	6,347,205	-	-
Consumer Staples	10,330,560	10,330,560	-	-
Energy	12,881,530	12,881,530	-	-
Financials	32,598,115	32,598,115	-	-
Health Care	28,222,604	28,222,604	-	-
Industrials	12,587,385	12,587,385	-	-
Information Technology	11,395,173	11,395,173	-	-
Materials	3,823,083	3,823,083	-	-
Real Estate	948,990	948,990	-	-
Utilities	13,569,459	13,569,459	-	-
Total Investments in Securities:	142,256,053	142,256,053	-	-
Fidelity® Blue Chip Value ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $127,433,100):		$142,256,053
Cash		1,389,882
Receivable for investments sold		306,194
Dividends receivable		76,701
Total assets		144,028,830
Liabilities
Payable for investments purchased	$186,170
Accrued management fee	68,118
Total Liabilities		254,288
Net Assets		$143,774,542
Net Assets consist of:
Paid in capital		$131,368,135
Total accumulated earnings (loss)		12,406,407
Net Assets		$143,774,542
Net Asset Value , offering price and redemption price per share ($143,774,542 ÷ 4,975,000 shares)		$28.90

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$1,199,709
Expenses
Management fee	$362,425
Independent trustees' fees and expenses	206
Total Expenses		362,631
Net Investment income (loss)		837,078
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	767,268
Unaffiliated issuers	(1,770,279)
Futures contracts	(4,693)
Total net realized gain (loss)		(1,007,704)
Change in net unrealized appreciation (depreciation) on investment securities		5,640,652
Net gain (loss)		4,632,948
Net increase (decrease) in net assets resulting from operations		$5,470,026
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$837,078	$1,429,112
Net realized gain (loss)	(1,007,704)	1,521,586
Change in net unrealized appreciation (depreciation)	5,640,652	(2,033,797)
Net increase (decrease) in net assets resulting from operations	5,470,026	916,901
Distributions to shareholders	(1,746,850)	(3,452,325)
Share transactions
Proceeds from sales of shares	30,071,206	25,101,299
Cost of shares redeemed	(4,195,268)	(2,855,376)
Net increase (decrease) in net assets resulting from share transactions	25,875,938	22,245,923
Total increase (decrease) in net assets	29,599,114	19,710,499

Net Assets
Beginning of period	114,175,428	94,464,929
End of period	$143,774,542	$114,175,428

Other Information
Shares
Sold	1,050,000	875,000
Redeemed	(150,000)	(100,000)
Net increase (decrease)	900,000	775,000

Financial Highlights
Fidelity® Blue Chip Value ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$28.02	$28.63	$20.23	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.39	.32	.03
Net realized and unrealized gain (loss)	1.06	(.03)	8.32	.21
Total from investment operations	1.25	.36	8.64	.24
Distributions from net investment income	(.19)	(.39)	(.24)	(.01)
Distributions from net realized gain	(.19)	(.58)	-	-
Total distributions	(.37) D	(.97)	(.24)	(.01)
Net asset value, end of period	$28.90	$28.02	$28.63	$20.23
Total Return E,F	4.54%	1.27%	42.83%	1.23%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.59% I	.59%	.59%	.59% I
Expenses net of all reductions	.59% I	.59%	.58%	.59% I
Net investment income (loss)	1.37% I	1.36%	1.22%	1.02% I
Supplemental Data
Net assets, end of period (000 omitted)	$143,775	$114,175	$94,465	$8,093
Portfolio turnover rate J,K	26% I	54%	97%	20% L

A For the period June 2, 2020 (commencement of operations) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Based on net asset value.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Fidelity® Growth Opportunities ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.0
Amazon.com, Inc.	4.5
NVIDIA Corp.	4.3
Alphabet, Inc. Class C	4.2
T-Mobile U.S., Inc.	4.2
Apple, Inc.	3.2
Alphabet, Inc. Class A	2.7
Uber Technologies, Inc.	2.7
Antero Resources Corp.	2.4
Advanced Micro Devices, Inc.	2.3
38.5

Market Sectors (% of Fund's net assets)

Information Technology	43.9
Communication Services	16.1
Health Care	12.0
Consumer Discretionary	11.2
Energy	9.4
Financials	1.8
Industrials	1.6
Materials	1.4
Utilities	1.2
Consumer Staples	0.3
Real Estate	0.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 10.4%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Growth Opportunities ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 16.1%
Entertainment - 1.5%
Netflix, Inc. (a)	803	284,150
Roku, Inc. Class A (a)	10,085	579,888
Sea Ltd. ADR (a)	9,569	616,722
		1,480,760
Interactive Media & Services - 9.3%
Alphabet, Inc.:
Class A (a)	26,516	2,620,841
Class C (a)	40,907	4,085,382
Meta Platforms, Inc. Class A (a)	9,949	1,482,103
Snap, Inc. Class A (a)	16,923	195,630
Zoominfo Technologies, Inc. (a)	19,259	543,682
		8,927,638
Media - 1.1%
Magnite, Inc. (a)	36,006	434,952
TechTarget, Inc. (a)	7,849	388,761
The Trade Desk, Inc. (a)	5,553	281,537
		1,105,250
Wireless Telecommunication Services - 4.2%
T-Mobile U.S., Inc. (a)	27,029	4,035,700
TOTAL COMMUNICATION SERVICES		15,549,348
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.2%
Aptiv PLC (a)	933	105,513
Mobileye Global, Inc.	1,250	48,250
		153,763
Automobiles - 2.0%
Rivian Automotive, Inc. (a)	1,648	31,971
Tesla, Inc. (a)	10,847	1,878,917
		1,910,888
Internet & Direct Marketing Retail - 8.8%
Amazon.com, Inc. (a)	42,497	4,382,716
Cazoo Group Ltd. Class A (a)	51,557	10,853
Chewy, Inc. (a)	687	30,956
Doordash, Inc. (a)	8,054	466,488
Global-e Online Ltd. (a)	16,285	488,061
Lyft, Inc. (a)	29,119	473,184
Uber Technologies, Inc. (a)	82,976	2,566,448
Wayfair LLC Class A (a)	860	52,030
		8,470,736
Specialty Retail - 0.1%
Carvana Co. Class A (a)	10,997	111,839
Textiles, Apparel & Luxury Goods - 0.1%
lululemon athletica, Inc. (a)	411	126,128
TOTAL CONSUMER DISCRETIONARY		10,773,354
CONSUMER STAPLES - 0.3%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	426	165,548
Food Products - 0.0%
Local Bounti Corp. (a)	28,972	27,807
Personal Products - 0.1%
Olaplex Holdings, Inc. (a)	12,051	76,042
TOTAL CONSUMER STAPLES		269,397
ENERGY - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
Antero Resources Corp. (a)	81,441	2,348,758
Canadian Natural Resources Ltd.	18,067	1,108,964
Cenovus Energy, Inc. (Canada)	41,834	835,705
Cheniere Energy, Inc.	734	112,148
Exxon Mobil Corp.	13,066	1,515,787
Hess Corp.	9,819	1,474,421
Imperial Oil Ltd.	2,847	155,600
Ovintiv, Inc.	18,497	910,607
Range Resources Corp.	1,538	38,481
Tourmaline Oil Corp.	11,640	542,480
		9,042,951
FINANCIALS - 1.8%
Banks - 1.4%
Wells Fargo & Co.	29,214	1,369,260
Capital Markets - 0.4%
LPL Financial	1,528	362,319
TOTAL FINANCIALS		1,731,579
HEALTH CARE - 12.0%
Biotechnology - 2.4%
Agios Pharmaceuticals, Inc. (a)	5,786	170,571
Alnylam Pharmaceuticals, Inc. (a)	1,246	282,094
ALX Oncology Holdings, Inc. (a)	2,108	19,604
Argenx SE ADR (a)	866	331,029
Ascendis Pharma A/S sponsored ADR (a)	67	8,313
Blueprint Medicines Corp. (a)	467	21,828
Celldex Therapeutics, Inc. (a)	2,484	109,445
Cytokinetics, Inc. (a)	7,080	300,758
Erasca, Inc. (a)	3,193	12,772
Exelixis, Inc. (a)	10,363	182,596
Icosavax, Inc. (a)	9,432	99,508
Instil Bio, Inc. (a)	2,376	1,934
Keros Therapeutics, Inc. (a)	1,815	106,305
Monte Rosa Therapeutics, Inc. (a)	949	7,023
Morphic Holding, Inc. (a)	661	21,635
Nuvalent, Inc. Class A (a)	1,032	31,218
Tenaya Therapeutics, Inc. (a)	1,423	4,867
TG Therapeutics, Inc. (a)	1,967	29,957
Vaxcyte, Inc. (a)	8,158	369,965
Verve Therapeutics, Inc. (a)	1,905	43,339
Zentalis Pharmaceuticals, Inc. (a)	4,994	117,858
		2,272,619
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	24,701	1,142,421
Insulet Corp. (a)	700	201,124
Penumbra, Inc. (a)	1,489	372,860
TransMedics Group, Inc. (a)	8,009	504,727
		2,221,132
Health Care Providers & Services - 6.5%
agilon health, Inc. (a)	36,649	797,482
Alignment Healthcare, Inc. (a)	1,333	16,463
Centene Corp. (a)	14,388	1,096,941
Guardant Health, Inc. (a)	5,435	170,822
Humana, Inc.	2,614	1,337,584
Oak Street Health, Inc. (a)	28,598	831,058
UnitedHealth Group, Inc.	4,055	2,024,215
		6,274,565
Life Sciences Tools & Services - 0.7%
Danaher Corp.	1,656	437,813
Thermo Fisher Scientific, Inc.	428	244,101
		681,914
Pharmaceuticals - 0.1%
Arvinas Holding Co. LLC (a)	2,011	65,900
Eli Lilly & Co.	239	82,252
		148,152
TOTAL HEALTH CARE		11,598,382
INDUSTRIALS - 1.6%
Aerospace & Defense - 1.5%
Lockheed Martin Corp.	1,075	498,005
Northrop Grumman Corp.	763	341,855
The Boeing Co. (a)	2,756	587,028
		1,426,888
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	15,831	155,144
TOTAL INDUSTRIALS		1,582,032
INFORMATION TECHNOLOGY - 43.9%
Communications Equipment - 0.1%
Lumentum Holdings, Inc. (a)	996	59,939
Electronic Equipment & Components - 1.8%
Coherent Corp. (a)	689	29,903
Flex Ltd. (a)	44,916	1,048,789
Jabil, Inc.	7,963	626,131
		1,704,823
IT Services - 9.8%
Block, Inc. Class A (a)	7,860	642,319
Cloudflare, Inc. (a)	5,023	265,767
Dlocal Ltd. (a)	20,798	345,039
EPAM Systems, Inc. (a)	2,005	666,963
Flywire Corp. (a)	6,585	177,597
Globant SA (a)	652	105,741
GoDaddy, Inc. (a)	12,304	1,010,528
Marqeta, Inc. Class A (a)	50,576	335,319
MasterCard, Inc. Class A	3,714	1,376,408
MongoDB, Inc. Class A (a)	4,512	966,516
Nuvei Corp. (a)(b)	15,314	541,044
Nuvei Corp. (Canada) (a)(b)	4,297	151,689
Okta, Inc. (a)	806	59,330
Payoneer Global, Inc. (a)	6,454	38,466
Repay Holdings Corp. (a)	36,046	351,088
Shift4 Payments, Inc. (a)	8,944	572,774
Shopify, Inc. Class A (a)	1,386	68,288
Snowflake, Inc. (a)	126	19,711
TaskUs, Inc. (a)	7,002	130,587
Visa, Inc. Class A	7,248	1,668,562
		9,493,736
Semiconductors & Semiconductor Equipment - 14.4%
Advanced Micro Devices, Inc. (a)	29,343	2,205,126
Applied Materials, Inc.	7,867	877,092
GlobalFoundries, Inc. (a)	26,603	1,577,026
Lam Research Corp.	1,343	671,634
Marvell Technology, Inc.	16,043	692,255
Microchip Technology, Inc.	756	58,681
NVIDIA Corp.	21,341	4,169,391
NXP Semiconductors NV	8,226	1,516,134
onsemi (a)	25,192	1,850,352
Rambus, Inc. (a)	1,697	68,678
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,516	233,309
		13,919,678
Software - 14.5%
Adobe, Inc. (a)	160	59,254
Bill.Com Holdings, Inc. (a)	3,991	461,439
Confluent, Inc. (a)	8,054	186,047
Datadog, Inc. Class A (a)	6,276	469,508
DoubleVerify Holdings, Inc. (a)	14,238	387,131
Dynatrace, Inc. (a)	24,747	951,027
Elastic NV (a)	6,667	392,286
Five9, Inc. (a)	4,530	356,873
HubSpot, Inc. (a)	1,232	427,516
Intapp, Inc. (a)	12,459	361,062
Intuit, Inc.	1,373	580,326
Microsoft Corp.	31,224	7,737,622
NICE Ltd. sponsored ADR (a)	142	29,455
Oracle Corp.	4,871	430,889
Salesforce.com, Inc. (a)	2,112	354,753
SentinelOne, Inc. (a)	2,794	42,161
ServiceNow, Inc. (a)	1,456	662,669
Viant Technology, Inc. (a)	7,032	31,925
Zscaler, Inc. (a)	296	36,751
		13,958,694
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	21,547	3,109,017
Pure Storage, Inc. Class A (a)	3,745	108,380
		3,217,397
TOTAL INFORMATION TECHNOLOGY		42,354,267
MATERIALS - 1.4%
Chemicals - 0.8%
CF Industries Holdings, Inc.	3,066	259,690
Nutrien Ltd.	6,332	524,226
		783,916
Metals & Mining - 0.6%
Alcoa Corp.	3,740	195,378
ArcelorMittal SA Class A unit GDR	6,430	198,944
Freeport-McMoRan, Inc.	2,460	109,765
MP Materials Corp. (a)	1,519	49,383
		553,470
TOTAL MATERIALS		1,337,386
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork, Inc. (a)	31,323	49,804
UTILITIES - 1.2%
Electric Utilities - 1.2%
Constellation Energy Corp.	4,725	403,326
NextEra Energy, Inc.	396	29,553
PG&E Corp. (a)	46,222	734,930
		1,167,809
TOTAL COMMON STOCKS (Cost $92,813,541)		95,456,309

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $92,813,541)	95,456,309
NET OTHER ASSETS (LIABILITIES) - 1.1%	1,093,433
NET ASSETS - 100.0%	96,549,742

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $692,733 or 0.7% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	15,549,348	15,549,348	-	-
Consumer Discretionary	10,773,354	10,773,354	-	-
Consumer Staples	269,397	269,397	-	-
Energy	9,042,951	9,042,951	-	-
Financials	1,731,579	1,731,579	-	-
Health Care	11,598,382	11,598,382	-	-
Industrials	1,582,032	1,582,032	-	-
Information Technology	42,354,267	42,354,267	-	-
Materials	1,337,386	1,337,386	-	-
Real Estate	49,804	49,804	-	-
Utilities	1,167,809	1,167,809	-	-
Total Investments in Securities:	95,456,309	95,456,309	-	-
Fidelity® Growth Opportunities ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $92,813,541):		$95,456,309
Cash		1,075,505
Receivable for investments sold		765,964
Dividends receivable		17,220
Total assets		97,314,998
Liabilities
Payable for investments purchased	$725,636
Accrued management fee	39,620
Total Liabilities		765,256
Net Assets		$96,549,742
Net Assets consist of:
Paid in capital		$113,721,945
Total accumulated earnings (loss)		(17,172,203)
Net Assets		$96,549,742
Net Asset Value , offering price and redemption price per share ($96,549,742 ÷ 6,850,000 shares)		$14.09

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$236,544
Expenses
Management fee	$198,642
Independent trustees' fees and expenses	111
Total expenses before reductions	198,753
Expense reductions	(9)
Total expenses after reductions		198,744
Net Investment income (loss)		37,800
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	1,743,093
Unaffiliated issuers	(5,653,836)
Foreign currency transactions	(23,574)
Futures contracts	13,586
Total net realized gain (loss)		(3,920,731)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,198,780
Assets and liabilities in foreign currencies	96
Total change in net unrealized appreciation (depreciation)		5,198,876
Net gain (loss)		1,278,145
Net increase (decrease) in net assets resulting from operations		$1,315,945
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,800	$(96,288)
Net realized gain (loss)	(3,920,731)	(14,454,858)
Change in net unrealized appreciation (depreciation)	5,198,876	(5,201,464)
Net increase (decrease) in net assets resulting from operations	1,315,945	(19,752,610)
Share transactions
Proceeds from sales of shares	56,467,433	59,102,297
Cost of shares redeemed	(23,543,654)	(16,719,011)
Net increase (decrease) in net assets resulting from share transactions	32,923,779	42,383,286
Total increase (decrease) in net assets	34,239,724	22,630,676

Net Assets
Beginning of period	62,310,018	39,679,342
End of period	$96,549,742	$62,310,018

Other Information
Shares
Sold	4,300,000	3,500,000
Redeemed	(1,750,000)	(1,075,000)
Net increase (decrease)	2,550,000	2,425,000

Financial Highlights
Fidelity® Growth Opportunities ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.49	$21.16	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.01	(.03)	(.03)
Net realized and unrealized gain (loss)	(.41) D	(6.64)	1.19
Total from investment operations	(.40)	(6.67)	1.16
Net asset value, end of period	$14.09	$14.49	$21.16
Total Return E,F,G	(2.73)%	(31.53)%	5.82%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.59% J	.59%	.59% J
Expenses net of fee waivers, if any	.59% J	.59%	.59% J
Expenses net of all reductions	.59% J	.59%	.59% J
Net investment income (loss)	.11% J	(.19)%	(.33)% J
Supplemental Data
Net assets, end of period (000 omitted)	$96,550	$62,310	$39,679
Portfolio turnover rate K,L	98% J	99%	49% M

A For the period February 2, 2021 (commencement of operations) through July 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Based on net asset value.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Amount not annualized.

Fidelity® Magellan® ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.1
UnitedHealth Group, Inc.	3.0
NVIDIA Corp.	2.7
Visa, Inc. Class A	2.6
Apple, Inc.	2.4
MasterCard, Inc. Class A	2.3
Thermo Fisher Scientific, Inc.	2.2
NextEra Energy, Inc.	2.2
Costco Wholesale Corp.	2.2
Danaher Corp.	2.1
28.8

Market Sectors (% of Fund's net assets)

Information Technology	38.7
Health Care	15.8
Financials	10.1
Industrials	9.3
Consumer Discretionary	5.9
Real Estate	5.2
Materials	4.2
Consumer Staples	3.9
Utilities	3.6
Communication Services	1.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.5%

Fidelity® Magellan® ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.0%
Interactive Media & Services - 1.0%
Alphabet, Inc. Class C (a)	4,374	436,831
CONSUMER DISCRETIONARY - 5.9%
Hotels, Restaurants & Leisure - 3.4%
Airbnb, Inc. Class A (a)	5,585	620,549
Domino's Pizza, Inc.	886	312,758
Hilton Worldwide Holdings, Inc.	3,659	530,884
		1,464,191
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	4,098	422,627
Multiline Retail - 1.5%
Dollar General Corp.	2,766	646,138
TOTAL CONSUMER DISCRETIONARY		2,532,956
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	1,801	920,563
Tobacco - 1.7%
Philip Morris International, Inc.	7,111	741,251
TOTAL CONSUMER STAPLES		1,661,814
FINANCIALS - 10.1%
Capital Markets - 6.8%
Intercontinental Exchange, Inc.	6,691	719,617
Moody's Corp.	2,444	788,801
Raymond James Financial, Inc.	4,963	559,678
S&P Global, Inc.	2,288	857,863
		2,925,959
Insurance - 3.3%
Arthur J. Gallagher & Co.	3,411	667,601
Marsh & McLennan Companies, Inc.	4,191	733,048
		1,400,649
TOTAL FINANCIALS		4,326,608
HEALTH CARE - 15.8%
Health Care Providers & Services - 4.8%
Humana, Inc.	1,534	784,948
UnitedHealth Group, Inc.	2,569	1,282,419
		2,067,367
Health Care Technology - 1.4%
Veeva Systems, Inc. Class A (a)	3,362	573,389
Life Sciences Tools & Services - 5.8%
Danaher Corp.	3,373	891,754
Mettler-Toledo International, Inc. (a)	434	665,287
Thermo Fisher Scientific, Inc.	1,647	939,334
		2,496,375
Pharmaceuticals - 3.8%
Eli Lilly & Co.	2,472	850,739
Zoetis, Inc. Class A	4,772	789,718
		1,640,457
TOTAL HEALTH CARE		6,777,588
INDUSTRIALS - 9.3%
Aerospace & Defense - 2.8%
HEICO Corp. Class A	4,744	634,178
TransDigm Group, Inc.	804	577,071
		1,211,249
Commercial Services & Supplies - 3.3%
Cintas Corp.	1,501	666,054
Copart, Inc. (a)	7,169	477,527
Waste Connections, Inc. (United States)	2,183	290,121
		1,433,702
Professional Services - 3.2%
Equifax, Inc.	3,272	727,038
Verisk Analytics, Inc.	3,485	633,538
		1,360,576
TOTAL INDUSTRIALS		4,005,527
INFORMATION TECHNOLOGY - 38.7%
Electronic Equipment & Components - 2.9%
Amphenol Corp. Class A	7,422	592,053
CDW Corp.	3,326	651,996
		1,244,049
IT Services - 11.0%
Accenture PLC Class A	3,029	845,242
Automatic Data Processing, Inc.	2,822	637,236
Gartner, Inc. (a)	1,603	542,038
MasterCard, Inc. Class A	2,722	1,008,773
Paychex, Inc.	4,925	570,611
Visa, Inc. Class A	4,859	1,118,590
		4,722,490
Semiconductors & Semiconductor Equipment - 5.8%
KLA Corp.	1,689	662,899
Lam Research Corp.	1,404	702,140
NVIDIA Corp.	5,822	1,137,444
		2,502,483
Software - 16.6%
Adobe, Inc. (a)	1,778	658,465
Autodesk, Inc. (a)	2,354	506,487
Cadence Design Systems, Inc. (a)	3,763	687,989
Fortinet, Inc. (a)	4,403	230,453
Intuit, Inc.	1,760	743,899
Microsoft Corp.	12,335	3,056,736
Palo Alto Networks, Inc. (a)	3,833	608,067
Synopsys, Inc. (a)	1,840	650,900
		7,142,996
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	7,017	1,012,483
TOTAL INFORMATION TECHNOLOGY		16,624,501
MATERIALS - 4.2%
Chemicals - 4.2%
Corteva, Inc.	5,203	335,333
Linde PLC	2,338	773,738
Sherwin-Williams Co.	2,913	689,187
		1,798,258
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.2%
American Tower Corp.	3,328	743,442
Prologis (REIT), Inc.	6,268	810,327
SBA Communications Corp. Class A	2,233	664,384
		2,218,153
UTILITIES - 3.6%
Electric Utilities - 2.2%
NextEra Energy, Inc.	12,564	937,651
Water Utilities - 1.4%
American Water Works Co., Inc.	3,987	623,926
TOTAL UTILITIES		1,561,577
TOTAL COMMON STOCKS (Cost $39,964,847)		41,943,813

TOTAL INVESTMENT IN SECURITIES - 97.7% (Cost $39,964,847)	41,943,813
NET OTHER ASSETS (LIABILITIES) - 2.3%	997,085
NET ASSETS - 100.0%	42,940,898

Legend

(a)	Non-income producing

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	436,831	436,831	-	-
Consumer Discretionary	2,532,956	2,532,956	-	-
Consumer Staples	1,661,814	1,661,814	-	-
Financials	4,326,608	4,326,608	-	-
Health Care	6,777,588	6,777,588	-	-
Industrials	4,005,527	4,005,527	-	-
Information Technology	16,624,501	16,624,501	-	-
Materials	1,798,258	1,798,258	-	-
Real Estate	2,218,153	2,218,153	-	-
Utilities	1,561,577	1,561,577	-	-
Total Investments in Securities:	41,943,813	41,943,813	-	-
Fidelity® Magellan® ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $39,964,847):		$41,943,813
Cash		777,155
Receivable for investments sold		1,015,873
Receivable for fund shares sold		77
Dividends receivable		14,249
Other receivables		97
Total assets		43,751,264
Liabilities
Payable for investments purchased	$303,677
Payable for fund shares redeemed	486,307
Accrued management fee	20,382
Total Liabilities		810,366
Net Assets		$42,940,898
Net Assets consist of:
Paid in capital		$48,252,100
Total accumulated earnings (loss)		(5,311,202)
Net Assets		$42,940,898
Net Asset Value , offering price and redemption price per share ($42,940,898 ÷ 2,175,000 shares)		$19.74

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$187,148
Expenses
Management fee	$127,876
Independent trustees' fees and expenses	76
Total Expenses		127,952
Net Investment income (loss)		59,196
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	218,751
Unaffiliated issuers	(3,284,545)
Total net realized gain (loss)		(3,065,794)
Change in net unrealized appreciation (depreciation) on investment securities		380,740
Net gain (loss)		(2,685,054)
Net increase (decrease) in net assets resulting from operations		$(2,625,858)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,196	$24,387
Net realized gain (loss)	(3,065,794)	(3,743,475)
Change in net unrealized appreciation (depreciation)	380,740	(2,178,468)
Net increase (decrease) in net assets resulting from operations	(2,625,858)	(5,897,556)
Distributions to shareholders	(70,075)	(32,550)
Share transactions
Proceeds from sales of shares	2,441,291	19,270,749
Cost of shares redeemed	(3,331,868)	(2,655,560)
Net increase (decrease) in net assets resulting from share transactions	(890,577)	16,615,189
Total increase (decrease) in net assets	(3,586,510)	10,685,083

Net Assets
Beginning of period	46,527,408	35,842,325
End of period	$42,940,898	$46,527,408

Other Information
Shares
Sold	125,000	800,000
Redeemed	(175,000)	(125,000)
Net increase (decrease)	(50,000)	675,000

Financial Highlights
Fidelity® Magellan® ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$20.91	$23.12	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.01	- D
Net realized and unrealized gain (loss)	(1.17)	(2.20)	3.13
Total from investment operations	(1.14)	(2.19)	3.13
Distributions from net investment income	(.03)	(.02)	(.01)
Total distributions	(.03)	(.02)	(.01)
Net asset value, end of period	$19.74	$20.91	$23.12
Total Return E,F	(5.43)%	(9.50)%	15.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.59%	.59% I
Expenses net of fee waivers, if any	.59% I	.59%	.59% I
Expenses net of all reductions	.59% I	.59%	.59% I
Net investment income (loss)	.27% I	.05%	.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$42,941	$46,527	$35,842
Portfolio turnover rate J,K	82% I	68%	41% L

A For the period February 2, 2021 (commencement of operations) through July 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Fidelity® New Millennium ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	3.9
Microsoft Corp.	3.1
Exxon Mobil Corp.	2.5
Visa, Inc. Class A	1.9
Eli Lilly & Co.	1.9
Wells Fargo & Co.	1.8
Chubb Ltd.	1.8
UnitedHealth Group, Inc.	1.7
Bank of America Corp.	1.6
Alphabet, Inc. Class A	1.5
21.7

Market Sectors (% of Fund's net assets)

Information Technology	22.3
Health Care	13.6
Industrials	12.6
Financials	11.8
Consumer Discretionary	10.9
Energy	8.4
Communication Services	5.9
Materials	4.8
Consumer Staples	3.6
Utilities	2.7
Real Estate	2.2

Asset Allocation (% of Fund's net assets)

Foreign investments - 9.9%

Fidelity® New Millennium ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.9%
Entertainment - 1.9%
Endeavor Group Holdings, Inc. (a)	21,653	485,677
Netflix, Inc. (a)	3,241	1,146,860
		1,632,537
Interactive Media & Services - 2.6%
Alphabet, Inc. Class A (a)	13,781	1,362,114
Match Group, Inc. (a)	6,255	338,521
Meta Platforms, Inc. Class A (a)	3,059	455,699
Pinterest, Inc. Class A (a)	5,860	154,059
		2,310,393
Media - 1.4%
Comcast Corp. Class A	31,035	1,221,227
TOTAL COMMUNICATION SERVICES		5,164,157
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.7%
Aptiv PLC (a)	5,625	636,131
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	5,834	259,788
Booking Holdings, Inc. (a)	256	623,130
Churchill Downs, Inc.	2,208	547,805
Domino's Pizza, Inc.	868	306,404
		1,737,127
Household Durables - 1.2%
Lennar Corp. Class A	3,296	337,510
NVR, Inc. (a)	80	421,600
Taylor Morrison Home Corp. (a)	7,756	277,665
		1,036,775
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	8,815	909,091
eBay, Inc.	7,650	378,675
Uber Technologies, Inc. (a)	20,350	629,426
		1,917,192
Multiline Retail - 1.3%
Dollar General Corp.	1,766	412,538
Target Corp.	4,366	751,563
		1,164,101
Specialty Retail - 1.3%
Best Buy Co., Inc.	4,063	360,469
Dick's Sporting Goods, Inc.	2,016	263,612
TJX Companies, Inc.	6,252	511,789
		1,135,870
Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc. Class B	5,178	659,315
PVH Corp.	4,170	374,883
Ralph Lauren Corp.	2,539	314,455
Tapestry, Inc.	12,361	563,291
		1,911,944
TOTAL CONSUMER DISCRETIONARY		9,539,140
CONSUMER STAPLES - 3.6%
Beverages - 2.9%
Boston Beer Co., Inc. Class A (a)	674	261,923
Constellation Brands, Inc. Class A (sub. vtg.)	1,116	258,376
Diageo PLC sponsored ADR	3,058	540,807
Keurig Dr. Pepper, Inc.	9,499	335,125
The Coca-Cola Co.	18,513	1,135,217
		2,531,448
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	3,767	272,994
Performance Food Group Co. (a)	5,656	346,826
		619,820
TOTAL CONSUMER STAPLES		3,151,268
ENERGY - 8.4%
Energy Equipment & Services - 2.3%
Baker Hughes Co. Class A	18,762	595,506
Halliburton Co.	8,284	341,466
Schlumberger Ltd.	14,510	826,780
TechnipFMC PLC (a)	21,162	293,940
		2,057,692
Oil, Gas & Consumable Fuels - 6.1%
Antero Resources Corp. (a)	1,300	37,492
Canadian Natural Resources Ltd.	13,047	801,608
Cheniere Energy, Inc.	3,349	511,694
Exxon Mobil Corp.	18,851	2,186,905
Hess Corp.	7,369	1,106,529
Valero Energy Corp.	4,735	663,042
		5,307,270
TOTAL ENERGY		7,364,962
FINANCIALS - 11.8%
Banks - 5.2%
Bank of America Corp.	40,782	1,446,945
Comerica, Inc.	5,874	430,623
JPMorgan Chase & Co.	3,054	427,438
PNC Financial Services Group, Inc.	4,026	666,021
Wells Fargo & Co.	34,171	1,601,595
		4,572,622
Capital Markets - 1.4%
Morgan Stanley	10,212	993,934
State Street Corp.	2,729	249,240
		1,243,174
Insurance - 4.5%
American International Group, Inc.	5,922	374,389
Arch Capital Group Ltd. (a)	12,709	817,824
Chubb Ltd.	6,806	1,548,297
First American Financial Corp.	4,577	283,179
MetLife, Inc.	8,904	650,170
RenaissanceRe Holdings Ltd.	1,299	254,201
		3,928,060
Thrifts & Mortgage Finance - 0.7%
Radian Group, Inc.	26,539	586,512
TOTAL FINANCIALS		10,330,368
HEALTH CARE - 13.6%
Biotechnology - 1.5%
Day One Biopharmaceuticals, Inc. (a)	6,673	145,271
Gilead Sciences, Inc.	3,284	275,659
Legend Biotech Corp. ADR (a)	3,685	186,093
Regeneron Pharmaceuticals, Inc. (a)	940	712,962
		1,319,985
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	20,144	931,660
Hologic, Inc. (a)	3,963	322,469
Masimo Corp. (a)	3,329	566,196
Stryker Corp.	2,897	735,288
		2,555,613
Health Care Providers & Services - 4.0%
agilon health, Inc. (a)	14,558	316,782
Centene Corp. (a)	4,546	346,587
Cigna Corp.	3,813	1,207,463
LifeStance Health Group, Inc. (a)	22,815	120,463
UnitedHealth Group, Inc.	2,928	1,461,628
		3,452,923
Life Sciences Tools & Services - 2.3%
Danaher Corp.	1,694	447,860
IQVIA Holdings, Inc. (a)	1,693	388,391
Thermo Fisher Scientific, Inc.	1,438	820,135
West Pharmaceutical Services, Inc.	1,183	314,205
		1,970,591
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	12,567	912,993
Eli Lilly & Co.	4,747	1,633,680
		2,546,673
TOTAL HEALTH CARE		11,845,785
INDUSTRIALS - 12.6%
Aerospace & Defense - 3.7%
BWX Technologies, Inc.	4,298	261,576
Howmet Aerospace, Inc.	13,185	536,498
Huntington Ingalls Industries, Inc.	1,253	276,337
Lockheed Martin Corp.	1,614	747,702
Northrop Grumman Corp.	1,223	547,953
The Boeing Co. (a)	4,025	857,325
		3,227,391
Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (a)	5,946	311,154
Building Products - 0.6%
Builders FirstSource, Inc. (a)	6,672	531,758
MasterBrand, Inc. (a)	4,650	42,780
		574,538
Construction & Engineering - 1.3%
Quanta Services, Inc.	3,795	577,561
Willscot Mobile Mini Holdings (a)	10,886	527,536
		1,105,097
Electrical Equipment - 1.1%
Generac Holdings, Inc. (a)	3,235	390,141
Regal Rexnord Corp.	4,115	572,808
		962,949
Industrial Conglomerates - 1.5%
General Electric Co.	15,830	1,273,998
Machinery - 3.0%
Caterpillar, Inc.	1,912	482,378
Fortive Corp.	8,646	588,187
Ingersoll Rand, Inc.	10,719	600,264
ITT, Inc.	6,079	556,776
Parker Hannifin Corp.	1,180	384,680
		2,612,285
Professional Services - 1.0%
FTI Consulting, Inc. (a)	2,202	351,263
KBR, Inc.	9,499	486,634
		837,897
Road & Rail - 0.1%
RXO, Inc. (a)	3,843	70,404
TOTAL INDUSTRIALS		10,975,713
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 1.1%
Cisco Systems, Inc.	19,181	933,539
Electronic Equipment & Components - 2.2%
Flex Ltd. (a)	33,948	792,686
Jabil, Inc.	6,824	536,571
Keysight Technologies, Inc. (a)	3,427	614,632
		1,943,889
IT Services - 4.3%
EPAM Systems, Inc. (a)	889	295,726
Fiserv, Inc. (a)	4,598	490,515
MongoDB, Inc. Class A (a)	2,050	439,131
Shift4 Payments, Inc. (a)	4,966	318,023
Visa, Inc. Class A	7,187	1,654,519
WNS Holdings Ltd. sponsored ADR (a)	5,857	496,264
		3,694,178
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	7,614	572,192
Analog Devices, Inc.	2,900	497,263
Marvell Technology, Inc.	600	25,890
NVIDIA Corp.	2,534	495,068
NXP Semiconductors NV	3,591	661,857
onsemi (a)	8,843	649,518
SolarEdge Technologies, Inc. (a)	980	312,747
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,849	820,568
Teradyne, Inc.	3,504	356,357
		4,391,460
Software - 5.8%
Adobe, Inc. (a)	1,910	707,349
Autodesk, Inc. (a)	1,806	388,579
Dynatrace, Inc. (a)	10,938	420,347
Microsoft Corp.	10,813	2,679,570
Oracle Corp.	6,781	599,847
Workday, Inc. Class A (a)	1,553	281,761
		5,077,453
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	23,646	3,411,882
TOTAL INFORMATION TECHNOLOGY		19,452,401
MATERIALS - 4.8%
Chemicals - 1.5%
Cabot Corp.	3,555	267,798
Celanese Corp. Class A	2,422	298,390
CF Industries Holdings, Inc.	5,992	507,522
Element Solutions, Inc.	13,475	275,968
		1,349,678
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	926	333,027
Containers & Packaging - 1.0%
Avery Dennison Corp.	2,069	391,951
O-I Glass, Inc. (a)	25,791	496,477
		888,428
Metals & Mining - 1.9%
Commercial Metals Co.	2,931	159,065
Freeport-McMoRan, Inc.	27,431	1,223,971
Novagold Resources, Inc. (a)	39,272	247,806
		1,630,842
TOTAL MATERIALS		4,201,975
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Gaming & Leisure Properties	10,170	544,705
Simon Property Group, Inc.	2,692	345,814
Spirit Realty Capital, Inc.	10,010	439,239
VICI Properties, Inc.	10,156	347,132
		1,676,890
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	3,386	289,537
TOTAL REAL ESTATE		1,966,427
UTILITIES - 2.7%
Electric Utilities - 1.8%
Constellation Energy Corp.	3,789	323,429
FirstEnergy Corp.	9,768	400,000
Southern Co.	11,796	798,353
		1,521,782
Independent Power and Renewable Electricity Producers - 0.9%
The AES Corp.	20,259	555,299
Vistra Corp.	11,372	262,238
		817,537
TOTAL UTILITIES		2,339,319
TOTAL COMMON STOCKS (Cost $76,774,147)		86,331,515

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $76,774,147)	86,331,515
NET OTHER ASSETS (LIABILITIES) - 1.2%	1,040,051
NET ASSETS - 100.0%	87,371,566

Legend

(a)	Non-income producing

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,164,157	5,164,157	-	-
Consumer Discretionary	9,539,140	9,539,140	-	-
Consumer Staples	3,151,268	3,151,268	-	-
Energy	7,364,962	7,364,962	-	-
Financials	10,330,368	10,330,368	-	-
Health Care	11,845,785	11,845,785	-	-
Industrials	10,975,713	10,975,713	-	-
Information Technology	19,452,401	19,452,401	-	-
Materials	4,201,975	4,201,975	-	-
Real Estate	1,966,427	1,966,427	-	-
Utilities	2,339,319	2,339,319	-	-
Total Investments in Securities:	86,331,515	86,331,515	-	-
Fidelity® New Millennium ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $76,774,147):		$86,331,515
Cash		1,242,920
Dividends receivable		66,371
Total assets		87,640,806
Liabilities
Payable for investments purchased	$226,568
Accrued management fee	42,672
Total Liabilities		269,240
Net Assets		$87,371,566
Net Assets consist of:
Paid in capital		$74,378,846
Total accumulated earnings (loss)		12,992,720
Net Assets		$87,371,566
Net Asset Value , offering price and redemption price per share ($87,371,566 ÷ 2,825,000 shares)		$30.93

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$692,084
Expenses
Management fee	$218,907
Independent trustees' fees and expenses	120
Total expenses before reductions	219,027
Expense reductions	(1)
Total expenses after reductions		219,026
Net Investment income (loss)		473,058
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	6,534,442
Unaffiliated issuers	(2,414,785)
Foreign currency transactions	(273)
Futures contracts	8,617
Total net realized gain (loss)		4,128,001
Change in net unrealized appreciation (depreciation) on investment securities		3,781,623
Net gain (loss)		7,909,624
Net increase (decrease) in net assets resulting from operations		$8,382,682
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$473,058	$816,005
Net realized gain (loss)	4,128,001	1,262,284
Change in net unrealized appreciation (depreciation)	3,781,623	(1,701,394)
Net increase (decrease) in net assets resulting from operations	8,382,682	376,895
Distributions to shareholders	(688,725)	(1,100,175)
Share transactions
Proceeds from sales of shares	48,021,199	3,720,338
Cost of shares redeemed	(24,619,228)	(7,128,248)
Net increase (decrease) in net assets resulting from share transactions	23,401,971	(3,407,910)
Total increase (decrease) in net assets	31,095,928	(4,131,190)

Net Assets
Beginning of period	56,275,638	60,406,828
End of period	$87,371,566	$56,275,638

Other Information
Shares
Sold	1,675,000	125,000
Redeemed	(800,000)	(250,000)
Net increase (decrease)	875,000	(125,000)

Financial Highlights
Fidelity® New Millennium ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$28.86	$29.11	$20.37	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.40	.36	.03
Net realized and unrealized gain (loss)	2.16	(.12)	8.75	.36
Total from investment operations	2.35	.28	9.11	.39
Distributions from net investment income	(.21)	(.53)	(.37)	(.02)
Distributions from net realized gain	(.07)	-	-	-
Total distributions	(.28)	(.53)	(.37)	(.02)
Net asset value, end of period	$30.93	$28.86	$29.11	$20.37
Total Return D,E,F	8.22%	1.00%	45.03%	1.95%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.59% I	.59%	.59%	.59% I
Expenses net of all reductions	.59% I	.59%	.58%	.59% I
Net investment income (loss)	1.28% I	1.36%	1.33%	1.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$87,372	$56,276	$60,407	$6,112
Portfolio turnover rate J,K	76% I	36%	68%	10% L

A For the period June 2, 2020 (commencement of operations) through July 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Fidelity® Real Estate Investment ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis (REIT), Inc.	10.7
Crown Castle International Corp.	9.3
SBA Communications Corp. Class A	7.1
Equinix, Inc.	6.3
Welltower, Inc.	4.8
Ventas, Inc.	4.7
Digital Realty Trust, Inc.	4.7
UDR, Inc.	3.6
CubeSmart	3.5
Mid-America Apartment Communities, Inc.	3.5
58.2

Top Five REIT Sectors (% of Fund's net assets)

REITs - Diversified	32.8
REITs - Apartments	10.8
REITs - Warehouse/Industrial	10.7
REITs - Health Care	9.5
REITs - Storage	8.6

Asset Allocation (% of Fund's net assets)

Fidelity® Real Estate Investment ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 96.3%
REITs - Apartments - 10.8%
American Homes 4 Rent Class A	9,339	320,234
Invitation Homes, Inc.	10,078	327,535
Mid-America Apartment Communities, Inc.	3,622	603,860
UDR, Inc.	14,440	615,000
		1,866,629
REITs - Diversified - 32.8%
Apartment Income (REIT) Corp.	6,193	236,944
Crown Castle International Corp.	10,905	1,615,140
Digital Realty Trust, Inc.	7,073	810,707
Elme Communities (SBI)	6,564	126,029
Equinix, Inc.	1,485	1,096,123
Gaming & Leisure Properties	5,677	304,060
Lamar Advertising Co. Class A	2,503	266,670
SBA Communications Corp. Class A	4,111	1,223,146
		5,678,819
REITs - Health Care - 9.5%
Ventas, Inc.	15,765	816,785
Welltower, Inc.	10,951	821,763
		1,638,548
REITs - Hotels - 5.5%
DiamondRock Hospitality Co.	21,611	208,114
Host Hotels & Resorts, Inc.	22,057	415,774
RLJ Lodging Trust	14,210	178,620
Ryman Hospitality Properties, Inc.	1,656	153,826
		956,334
REITs - Management/Investment - 4.3%
American Assets Trust, Inc.	4,174	118,792
LXP Industrial Trust (REIT)	14,025	161,989
National Retail Properties, Inc.	9,825	465,214
		745,995
REITs - Manufactured Homes - 5.6%
Equity Lifestyle Properties, Inc.	6,828	490,114
Sun Communities, Inc.	2,979	467,286
		957,400
REITs - Shopping Centers - 6.0%
Kimco Realty Corp.	16,794	377,193
Phillips Edison & Co., Inc.	6,919	231,925
Regency Centers Corp.	4,879	325,088
Urban Edge Properties	6,905	108,754
		1,042,960
REITs - Single Tenant - 2.5%
Four Corners Property Trust, Inc.	4,099	117,887
Spirit Realty Capital, Inc.	7,302	320,412
		438,299
REITs - Storage - 8.6%
CubeSmart	13,358	611,663
Extra Space Storage, Inc.	3,497	551,932
Iron Mountain, Inc.	5,977	326,225
		1,489,820
REITs - Warehouse/Industrial - 10.7%
Prologis (REIT), Inc.	14,318	1,851,028
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		16,665,832
Real Estate Management & Development - 3.4%
Real Estate Services - 3.4%
CBRE Group, Inc. (a)	6,892	589,335
TOTAL COMMON STOCKS (Cost $17,857,011)		17,255,167

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $17,857,011)	17,255,167
NET OTHER ASSETS (LIABILITIES) - 0.3%	45,465
NET ASSETS - 100.0%	17,300,632

Legend

(a)	Non-income producing

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	17,255,167	17,255,167	-	-
Total Investments in Securities:	17,255,167	17,255,167	-	-
Fidelity® Real Estate Investment ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $17,857,011):		$17,255,167
Cash		47,439
Dividends receivable		6,040
Total assets		17,308,646
Liabilities
Accrued management fee	$8,014
Total Liabilities		8,014
Net Assets		$17,300,632
Net Assets consist of:
Paid in capital		$18,443,379
Total accumulated earnings (loss)		(1,142,747)
Net Assets		$17,300,632
Net Asset Value , offering price and redemption price per share ($17,300,632 ÷ 775,000 shares)		$22.32

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$181,778
Expenses
Management fee	$51,124
Independent trustees' fees and expenses	31
Total Expenses		51,155
Net Investment income (loss)		130,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	138,840
Unaffiliated issuers	(412,722)
Total net realized gain (loss)		(273,882)
Change in net unrealized appreciation (depreciation) on investment securities		(1,062,366)
Net gain (loss)		(1,336,248)
Net increase (decrease) in net assets resulting from operations		$(1,205,625)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,623	$322,595
Net realized gain (loss)	(273,882)	414,223
Change in net unrealized appreciation (depreciation)	(1,062,366)	(1,439,266)
Net increase (decrease) in net assets resulting from operations	(1,205,625)	(702,448)
Distributions to shareholders	(204,475)	(456,700)
Share transactions
Proceeds from sales of shares	1,073,566	7,736,496
Cost of shares redeemed	(2,619,368)	(3,056,221)
Net increase (decrease) in net assets resulting from share transactions	(1,545,802)	4,680,275
Total increase (decrease) in net assets	(2,955,902)	3,521,127

Net Assets
Beginning of period	20,256,534	16,735,407
End of period	$17,300,632	$20,256,534

Other Information
Shares
Sold	50,000	300,000
Redeemed	(125,000)	(125,000)
Net increase (decrease)	(75,000)	175,000

Financial Highlights
Fidelity® Real Estate Investment ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$23.83	$24.79	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.39	.21
Net realized and unrealized gain (loss)	(1.43)	(.80)	4.79
Total from investment operations	(1.27)	(.41)	5.00
Distributions from net investment income	(.24)	(.55)	(.21)
Total distributions	(.24)	(.55)	(.21)
Net asset value, end of period	$22.32	$23.83	$24.79
Total Return D,E	(5.23)%	(1.68)%	25.17%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.59% H	.59%	.59% H
Expenses net of fee waivers, if any	.59% H	.59%	.59% H
Expenses net of all reductions	.59% H	.59%	.58% H
Net investment income (loss)	1.50% H	1.58%	1.80% H
Supplemental Data
Net assets, end of period (000 omitted)	$17,301	$20,257	$16,735
Portfolio turnover rate I,J	34% H	24%	23% K

A For the period February 2, 2021 (commencement of operations) through July 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Based on net asset value.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Amount not annualized.

Fidelity® Small-Mid Cap Opportunities ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Builders FirstSource, Inc.	1.7
Hess Corp.	1.5
TFI International, Inc.	1.4
AutoZone, Inc.	1.3
Tempur Sealy International, Inc.	1.3
TechnipFMC PLC	1.3
CubeSmart	1.2
Comerica, Inc.	1.2
Molina Healthcare, Inc.	1.1
Performance Food Group Co.	1.1
13.1

Market Sectors (% of Fund's net assets)

Industrials	18.9
Financials	15.2
Consumer Discretionary	14.6
Information Technology	12.3
Health Care	11.3
Energy	7.3
Materials	6.6
Consumer Staples	4.7
Real Estate	4.4
Communication Services	1.9
Utilities	1.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 13%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Small-Mid Cap Opportunities ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.9%
Interactive Media & Services - 0.4%
Ziff Davis, Inc. (a)	1,536	137,441
Media - 1.5%
Interpublic Group of Companies, Inc.	2,866	104,494
Nexstar Broadcasting Group, Inc. Class A	1,539	315,141
TechTarget, Inc. (a)	802	39,723
		459,358
TOTAL COMMUNICATION SERVICES		596,799
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 0.6%
Adient PLC (a)	2,615	117,727
Patrick Industries, Inc.	790	56,066
		173,793
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	1,526	58,263
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc. (a)	3,248	128,166
Churchill Downs, Inc.	1,227	304,419
Light & Wonder, Inc. Class A (a)	1,959	127,825
Wyndham Hotels & Resorts, Inc.	3,270	253,458
		813,868
Household Durables - 3.6%
Helen of Troy Ltd. (a)	907	102,591
KB Home	4,888	187,944
LGI Homes, Inc. (a)	1,423	162,009
Mohawk Industries, Inc. (a)	2,182	261,971
Tempur Sealy International, Inc.	10,111	412,023
		1,126,538
Specialty Retail - 4.4%
Academy Sports & Outdoors, Inc.	754	44,049
American Eagle Outfitters, Inc.	8,527	137,626
AutoZone, Inc. (a)	169	412,166
Dick's Sporting Goods, Inc.	1,848	241,644
Lithia Motors, Inc. Class A (sub. vtg.)	465	122,388
Rent-A-Center, Inc.	3,694	99,332
Williams-Sonoma, Inc.	2,222	299,837
		1,357,042
Textiles, Apparel & Luxury Goods - 3.2%
Capri Holdings Ltd. (a)	4,687	311,639
Crocs, Inc. (a)	2,293	279,219
Gildan Activewear, Inc.	2,962	92,799
Tapestry, Inc.	7,139	325,324
		1,008,981
TOTAL CONSUMER DISCRETIONARY		4,538,485
CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 3.2%
BJ's Wholesale Club Holdings, Inc. (a)	4,558	330,318
Performance Food Group Co. (a)	5,559	340,878
U.S. Foods Holding Corp. (a)	5,691	216,998
Walgreens Boots Alliance, Inc.	2,398	88,390
		976,584
Food Products - 1.5%
Lamb Weston Holdings, Inc.	2,676	267,306
Nomad Foods Ltd. (a)	8,362	148,760
Seaboard Corp.	15	58,808
		474,874
TOTAL CONSUMER STAPLES		1,451,458
ENERGY - 7.3%
Energy Equipment & Services - 1.3%
TechnipFMC PLC (a)	29,159	405,019
Oil, Gas & Consumable Fuels - 6.0%
Antero Resources Corp. (a)	9,140	263,598
Cheniere Energy, Inc.	1,897	289,843
Denbury, Inc. (a)	1,601	138,935
EQT Corp.	4,840	158,123
Hess Corp.	3,113	467,448
HF Sinclair Corp.	3,316	188,680
Marathon Oil Corp.	4,304	118,231
Murphy Oil Corp.	4,573	199,429
Sitio Royalties Corp.	1,118	29,705
		1,853,992
TOTAL ENERGY		2,259,011
FINANCIALS - 15.2%
Banks - 6.5%
BOK Financial Corp.	1,070	107,535
Cadence Bank	3,290	84,158
Comerica, Inc.	4,895	358,852
Cullen/Frost Bankers, Inc.	1,952	254,307
Eastern Bankshares, Inc.	7,063	114,209
First Hawaiian, Inc.	4,528	124,248
First Horizon National Corp.	9,409	232,685
Independent Bank Group, Inc.	1,200	73,560
M&T Bank Corp.	631	98,436
Synovus Financial Corp.	4,898	205,471
Trico Bancshares	759	38,367
Webster Financial Corp.	3,086	162,478
Wintrust Financial Corp.	1,798	164,463
		2,018,769
Capital Markets - 1.0%
LPL Financial	1,329	315,132
Consumer Finance - 1.5%
Discover Financial Services	2,364	275,950
Encore Capital Group, Inc. (a)	1,119	62,351
Synchrony Financial	3,612	132,669
		470,970
Insurance - 5.8%
American Financial Group, Inc.	1,367	194,921
Arch Capital Group Ltd. (a)	4,842	311,583
Assurant, Inc.	1,691	224,210
Enstar Group Ltd. (a)	406	98,374
First American Financial Corp.	5,317	328,963
Old Republic International Corp.	10,092	266,328
Primerica, Inc.	1,202	194,424
Reinsurance Group of America, Inc.	1,116	169,375
		1,788,178
Thrifts & Mortgage Finance - 0.4%
Walker & Dunlop, Inc.	1,354	129,145
TOTAL FINANCIALS		4,722,194
HEALTH CARE - 11.3%
Biotechnology - 1.6%
ALX Oncology Holdings, Inc. (a)	263	2,446
Arcellx, Inc.	662	22,117
Arcutis Biotherapeutics, Inc. (a)	118	1,955
Argenx SE ADR (a)	282	107,795
Blueprint Medicines Corp. (a)	463	21,641
Celldex Therapeutics, Inc. (a)	449	19,783
Cytokinetics, Inc. (a)	804	34,154
Day One Biopharmaceuticals, Inc. (a)	849	18,483
Exelixis, Inc. (a)	3,004	52,930
Keros Therapeutics, Inc. (a)	165	9,664
Prelude Therapeutics, Inc. (a)	384	2,450
PTC Therapeutics, Inc. (a)	690	31,664
Relay Therapeutics, Inc. (a)	227	4,871
United Therapeutics Corp. (a)	299	78,688
Vaxcyte, Inc. (a)	734	33,287
Vericel Corp. (a)	499	13,708
Verve Therapeutics, Inc. (a)	547	12,444
Zentalis Pharmaceuticals, Inc. (a)	729	17,204
		485,284
Health Care Equipment & Supplies - 2.3%
Envista Holdings Corp. (a)	6,189	241,309
Haemonetics Corp. (a)	1,807	152,872
Hologic, Inc. (a)	2,625	213,596
TransMedics Group, Inc. (a)	1,935	121,944
		729,721
Health Care Providers & Services - 4.0%
Acadia Healthcare Co., Inc. (a)	3,053	256,513
AdaptHealth Corp. (a)	6,850	146,796
agilon health, Inc. (a)	4,893	106,472
Molina Healthcare, Inc. (a)	1,125	350,809
Owens & Minor, Inc.	4,888	96,489
Premier, Inc.	2,064	68,855
Universal Health Services, Inc. Class B	1,408	208,680
		1,234,614
Health Care Technology - 0.7%
Doximity, Inc. (a)	3,115	109,866
Evolent Health, Inc. (a)	3,111	100,236
		210,102
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	492	23,040
Charles River Laboratories International, Inc. (a)	984	239,358
Syneos Health, Inc. (a)	2,916	104,743
West Pharmaceutical Services, Inc.	280	74,368
		441,509
Pharmaceuticals - 1.3%
Arvinas Holding Co. LLC (a)	597	19,564
Axsome Therapeutics, Inc. (a)	398	29,850
DICE Therapeutics, Inc. (a)	521	16,552
Jazz Pharmaceuticals PLC (a)	1,804	282,615
Prestige Brands Holdings, Inc. (a)	325	21,372
Ventyx Biosciences, Inc. (a)	530	22,260
Viatris, Inc.	818	9,947
		402,160
TOTAL HEALTH CARE		3,503,390
INDUSTRIALS - 18.9%
Aerospace & Defense - 0.4%
Curtiss-Wright Corp.	802	132,972
Building Products - 1.7%
Builders FirstSource, Inc. (a)	6,526	520,110
Commercial Services & Supplies - 0.4%
The Brink's Co.	1,803	118,277
Construction & Engineering - 2.7%
AECOM	2,417	210,932
Fluor Corp. (a)	7,583	278,675
Granite Construction, Inc.	4,509	191,993
Willscot Mobile Mini Holdings (a)	3,566	172,808
		854,408
Electrical Equipment - 3.7%
Acuity Brands, Inc.	1,097	206,806
AMETEK, Inc.	1,630	236,220
Array Technologies, Inc. (a)	7,345	163,279
Atkore, Inc. (a)	1,672	217,778
Regal Rexnord Corp.	2,291	318,907
		1,142,990
Machinery - 3.6%
Allison Transmission Holdings, Inc.	2,998	135,150
Crane Holdings Co.	2,427	281,314
Federal Signal Corp.	2,434	129,611
ITT, Inc.	2,973	272,297
Oshkosh Corp.	1,993	200,855
SPX Technologies, Inc. (a)	1,496	112,215
		1,131,442
Professional Services - 3.2%
ASGN, Inc. (a)	2,623	238,562
CACI International, Inc. Class A (a)	800	246,472
Insperity, Inc.	1,734	191,694
KBR, Inc.	4,719	241,754
Kforce, Inc.	1,086	60,957
		979,439
Road & Rail - 1.4%
TFI International, Inc.	3,785	421,271
Trading Companies & Distributors - 1.8%
Beacon Roofing Supply, Inc. (a)	2,595	147,604
Rush Enterprises, Inc. Class A	1,657	89,163
Univar Solutions, Inc. (a)	9,462	326,250
		563,017
TOTAL INDUSTRIALS		5,863,926
INFORMATION TECHNOLOGY - 12.3%
Electronic Equipment & Components - 3.1%
Advanced Energy Industries, Inc.	1,315	121,953
Fabrinet (a)	1,931	254,235
Flex Ltd. (a)	6,582	153,690
Insight Enterprises, Inc. (a)	1,666	187,792
TD SYNNEX Corp.	1,946	198,784
TTM Technologies, Inc. (a)	3,547	55,759
		972,213
IT Services - 4.3%
Amdocs Ltd.	3,133	288,017
Concentrix Corp.	1,744	247,317
EPAM Systems, Inc. (a)	533	177,302
ExlService Holdings, Inc. (a)	1,148	195,849
Genpact Ltd.	5,090	240,655
WNS Holdings Ltd. sponsored ADR (a)	2,303	195,133
		1,344,273
Semiconductors & Semiconductor Equipment - 2.3%
Cirrus Logic, Inc. (a)	482	43,568
Ichor Holdings Ltd. (a)	3,185	107,653
Lattice Semiconductor Corp. (a)	2,238	169,618
MACOM Technology Solutions Holdings, Inc. (a)	1,927	129,148
onsemi (a)	3,430	251,934
		701,921
Software - 1.6%
Dynatrace, Inc. (a)	3,123	120,017
Sprout Social, Inc. (a)	1,783	114,059
Tenable Holdings, Inc. (a)	3,482	140,081
Zoom Video Communications, Inc. Class A (a)	1,511	113,325
		487,482
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (a)	3,701	112,177
Seagate Technology Holdings PLC	3,010	204,018
		316,195
TOTAL INFORMATION TECHNOLOGY		3,822,084
MATERIALS - 6.6%
Chemicals - 2.9%
Cabot Corp.	1,982	149,304
Element Solutions, Inc.	7,560	154,829
The Chemours Co. LLC	5,277	192,030
The Mosaic Co.	2,400	118,896
Tronox Holdings PLC	3,097	53,114
Valvoline, Inc.	6,498	238,217
		906,390
Construction Materials - 1.1%
Eagle Materials, Inc.	1,446	211,232
Summit Materials, Inc.	4,159	136,665
		347,897
Containers & Packaging - 0.7%
O-I Glass, Inc. (a)	10,631	204,647
Metals & Mining - 1.4%
Commercial Metals Co.	4,046	219,576
Steel Dynamics, Inc.	1,646	198,573
		418,149
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	2,320	157,969
TOTAL MATERIALS		2,035,052
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Corporate Office Properties Trust (SBI)	3,747	105,178
CubeSmart	8,345	382,118
Douglas Emmett, Inc.	8,025	134,419
Essential Properties Realty Trust, Inc.	6,076	154,816
LXP Industrial Trust (REIT)	7,754	89,559
		866,090
Real Estate Management & Development - 1.6%
Anywhere Real Estate, Inc. (a)	13,686	116,057
Cushman & Wakefield PLC (a)	2,019	29,134
Jones Lang LaSalle, Inc. (a)	1,815	335,539
		480,730
TOTAL REAL ESTATE		1,346,820
UTILITIES - 1.8%
Electric Utilities - 0.8%
Edison International	1,842	126,914
PG&E Corp. (a)	8,630	137,217
		264,131
Gas Utilities - 0.4%
Brookfield Infrastructure Corp. A Shares	3,001	132,704
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	6,288	172,354
TOTAL UTILITIES		569,189
TOTAL COMMON STOCKS (Cost $27,419,519)		30,708,408

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $27,419,519)	30,708,408
NET OTHER ASSETS (LIABILITIES) - 1.0%	317,364
NET ASSETS - 100.0%	31,025,772

Legend

(a)	Non-income producing

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	596,799	596,799	-	-
Consumer Discretionary	4,538,485	4,538,485	-	-
Consumer Staples	1,451,458	1,451,458	-	-
Energy	2,259,011	2,259,011	-	-
Financials	4,722,194	4,722,194	-	-
Health Care	3,503,390	3,503,390	-	-
Industrials	5,863,926	5,863,926	-	-
Information Technology	3,822,084	3,822,084	-	-
Materials	2,035,052	2,035,052	-	-
Real Estate	1,346,820	1,346,820	-	-
Utilities	569,189	569,189	-	-
Total Investments in Securities:	30,708,408	30,708,408	-	-
Fidelity® Small-Mid Cap Opportunities ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $27,419,519):		$30,708,408
Cash		341,407
Dividends receivable		3,886
Total assets		31,053,701
Liabilities
Payable for investments purchased	$13,518
Accrued management fee	14,411
Total Liabilities		27,929
Net Assets		$31,025,772
Net Assets consist of:
Paid in capital		$31,188,985
Total accumulated earnings (loss)		(163,213)
Net Assets		$31,025,772
Net Asset Value , offering price and redemption price per share ($31,025,772 ÷ 1,400,000 shares)		$22.16

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$166,180
Expenses
Management fee	$82,446
Independent trustees' fees and expenses	47
Total Expenses		82,493
Net Investment income (loss)		83,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	51,925
Unaffiliated issuers	(1,392,727)
Foreign currency transactions	(2)
Futures contracts	(1,144)
Total net realized gain (loss)		(1,341,948)
Change in net unrealized appreciation (depreciation) on investment securities		2,959,115
Net gain (loss)		1,617,167
Net increase (decrease) in net assets resulting from operations		$1,700,854
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,687	$127,019
Net realized gain (loss)	(1,341,948)	(1,352,161)
Change in net unrealized appreciation (depreciation)	2,959,115	(1,276,518)
Net increase (decrease) in net assets resulting from operations	1,700,854	(2,501,660)
Distributions to shareholders	(100,725)	(131,575)
Share transactions
Proceeds from sales of shares	2,643,063	8,178,290
Cost of shares redeemed	(964,910)	(2,355,247)
Net increase (decrease) in net assets resulting from share transactions	1,678,153	5,823,043
Total increase (decrease) in net assets	3,278,282	3,189,808

Net Assets
Beginning of period	27,747,490	24,557,682
End of period	$31,025,772	$27,747,490

Other Information
Shares
Sold	125,000	350,000
Redeemed	(50,000)	(100,000)
Net increase (decrease)	75,000	250,000

Financial Highlights
Fidelity® Small-Mid Cap Opportunities ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$20.94	$22.84	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.10	.03
Net realized and unrealized gain (loss)	1.23	(1.89)	2.84
Total from investment operations	1.29	(1.79)	2.87
Distributions from net investment income	(.07)	(.11)	(.03)
Total distributions	(.07)	(.11)	(.03)
Net asset value, end of period	$22.16	$20.94	$22.84
Total Return D,E	6.22%	(7.88)%	14.36%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.60% H	.62%	.64% H
Expenses net of fee waivers, if any	.60% H	.62%	.64% H
Expenses net of all reductions	.60% H	.62%	.63% H
Net investment income (loss)	.61% H	.45%	.22% H
Supplemental Data
Net assets, end of period (000 omitted)	$31,026	$27,747	$24,558
Portfolio turnover rate I,J	37% H	42%	37% K

A For the period February 2, 2021 (commencement of operations) through July 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Based on net asset value.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Amount not annualized.

Fidelity® Sustainable U.S. Equity ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.0
Danaher Corp.	3.1
Cigna Corp.	2.5
The Travelers Companies, Inc.	2.4
Apple, Inc.	2.3
Prologis (REIT), Inc.	2.2
Salesforce.com, Inc.	2.2
Merck & Co., Inc.	2.1
NVIDIA Corp.	2.1
Bank of America Corp.	2.1
27.0

Market Sectors (% of Fund's net assets)

Information Technology	25.8
Financials	12.9
Consumer Discretionary	12.2
Health Care	11.5
Industrials	11.1
Communication Services	5.6
Consumer Staples	5.3
Materials	5.0
Energy	3.6
Real Estate	2.2
Utilities	1.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 8.7%

Fidelity® Sustainable U.S. Equity ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.6%
Entertainment - 1.5%
Netflix, Inc. (a)	355	125,620
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	1,112	109,910
Media - 2.8%
Cable One, Inc.	67	52,922
Comcast Corp. Class A	2,239	88,105
Interpublic Group of Companies, Inc.	2,440	88,962
		229,989
TOTAL COMMUNICATION SERVICES		465,519
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.9%
Aptiv PLC (a)	652	73,735
Automobiles - 1.0%
General Motors Co.	1,437	56,503
Tesla, Inc. (a)	143	24,770
		81,273
Diversified Consumer Services - 2.0%
Adtalem Global Education, Inc. (a)	2,401	91,670
Bright Horizons Family Solutions, Inc. (a)	1,002	76,934
		168,604
Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc. Class A	589	102,592
Household Durables - 1.8%
Taylor Morrison Home Corp. (a)	4,122	147,568
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. (a)	795	81,988
eBay, Inc.	2,160	106,920
		188,908
Specialty Retail - 2.1%
The Home Depot, Inc.	529	171,486
Textiles, Apparel & Luxury Goods - 0.9%
Tapestry, Inc.	1,745	79,520
TOTAL CONSUMER DISCRETIONARY		1,013,686
CONSUMER STAPLES - 5.3%
Beverages - 0.9%
Keurig Dr. Pepper, Inc.	2,057	72,571
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc.	3,534	74,921
Food Products - 0.5%
Darling Ingredients, Inc. (a)	693	45,939
Household Products - 2.0%
Procter & Gamble Co.	1,198	170,571
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	294	81,462
TOTAL CONSUMER STAPLES		445,464
ENERGY - 3.6%
Energy Equipment & Services - 1.3%
Baker Hughes Co. Class A	3,515	111,566
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	219	33,461
Denbury, Inc. (a)	622	53,977
Valero Energy Corp.	742	103,902
		191,340
TOTAL ENERGY		302,906
FINANCIALS - 12.9%
Banks - 3.1%
Bank of America Corp.	4,974	176,478
Huntington Bancshares, Inc.	5,536	83,981
		260,459
Capital Markets - 5.9%
BlackRock, Inc. Class A	135	102,493
Moody's Corp.	308	99,407
Northern Trust Corp.	1,438	139,443
State Street Corp.	1,599	146,037
		487,380
Consumer Finance - 1.5%
American Express Co.	717	125,425
Insurance - 2.4%
The Travelers Companies, Inc.	1,053	201,249
TOTAL FINANCIALS		1,074,513
HEALTH CARE - 11.5%
Biotechnology - 1.2%
Vertex Pharmaceuticals, Inc. (a)	324	104,684
Health Care Providers & Services - 2.5%
Cigna Corp.	650	205,836
Life Sciences Tools & Services - 4.4%
Danaher Corp.	962	254,334
ICON PLC (a)	476	109,818
		364,152
Pharmaceuticals - 3.4%
Merck & Co., Inc.	1,670	179,375
Zoetis, Inc. Class A	656	108,561
		287,936
TOTAL HEALTH CARE		962,608
INDUSTRIALS - 11.1%
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	606	112,249
Building Products - 1.2%
Johnson Controls International PLC	1,451	100,946
Electrical Equipment - 2.2%
Acuity Brands, Inc.	506	95,391
Generac Holdings, Inc. (a)	201	24,241
Regal Rexnord Corp.	452	62,918
		182,550
Machinery - 2.0%
Deere & Co.	200	84,568
Ingersoll Rand, Inc.	1,474	82,544
		167,112
Professional Services - 4.4%
KBR, Inc.	2,966	151,948
Manpower, Inc.	837	72,953
Planet Labs PBC Class A (a)	4,799	23,755
Verisk Analytics, Inc.	629	114,346
		363,002
TOTAL INDUSTRIALS		925,859
INFORMATION TECHNOLOGY - 25.8%
Electronic Equipment & Components - 0.7%
Flex Ltd. (a)	2,386	55,713
IT Services - 3.9%
Accenture PLC Class A	547	152,640
MasterCard, Inc. Class A	267	98,950
PayPal Holdings, Inc. (a)	864	70,407
		321,997
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. (a)	827	62,149
NVIDIA Corp.	918	179,350
NXP Semiconductors NV	545	100,449
onsemi (a)	1,847	135,662
SolarEdge Technologies, Inc. (a)	271	86,484
		564,094
Software - 12.1%
Adobe, Inc. (a)	258	95,548
Autodesk, Inc. (a)	452	97,252
Intuit, Inc.	319	134,832
Microsoft Corp.	2,035	504,294
Salesforce.com, Inc. (a)	1,069	179,560
		1,011,486
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	1,354	195,369
TOTAL INFORMATION TECHNOLOGY		2,148,659
MATERIALS - 5.0%
Chemicals - 2.2%
Eastman Chemical Co.	559	49,287
Linde PLC	399	132,045
		181,332
Containers & Packaging - 2.8%
Avery Dennison Corp.	755	143,027
Crown Holdings, Inc.	1,003	88,424
		231,451
TOTAL MATERIALS		412,783
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Prologis (REIT), Inc.	1,441	186,292
UTILITIES - 1.9%
Electric Utilities - 1.2%
NextEra Energy, Inc.	1,320	98,512
Water Utilities - 0.7%
American Water Works Co., Inc.	408	63,848
TOTAL UTILITIES		162,360
TOTAL COMMON STOCKS (Cost $8,016,395)		8,100,649

TOTAL INVESTMENT IN SECURITIES - 97.1% (Cost $8,016,395)	8,100,649
NET OTHER ASSETS (LIABILITIES) - 2.9%	242,590
NET ASSETS - 100.0%	8,343,239

Legend

(a)	Non-income producing

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	465,519	465,519	-	-
Consumer Discretionary	1,013,686	1,013,686	-	-
Consumer Staples	445,464	445,464	-	-
Energy	302,906	302,906	-	-
Financials	1,074,513	1,074,513	-	-
Health Care	962,608	962,608	-	-
Industrials	925,859	925,859	-	-
Information Technology	2,148,659	2,148,659	-	-
Materials	412,783	412,783	-	-
Real Estate	186,292	186,292	-	-
Utilities	162,360	162,360	-	-
Total Investments in Securities:	8,100,649	8,100,649	-	-
Fidelity® Sustainable U.S. Equity ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $8,016,395):		$8,100,649
Cash		156,385
Receivable for investments sold		86,885
Dividends receivable		3,027
Total assets		8,346,946
Liabilities
Accrued management fee	$3,707
Total Liabilities		3,707
Net Assets		$8,343,239
Net Assets consist of:
Paid in capital		$8,686,340
Total accumulated earnings (loss)		(343,101)
Net Assets		$8,343,239
Net Asset Value , offering price and redemption price per share ($8,343,239 ÷ 425,000 shares)		$19.63

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$46,326
Special dividends		19,934
Total Income		66,260
Expenses
Management fee	$19,682
Independent trustees' fees and expenses	11
Total Expenses		19,693
Net Investment income (loss)		46,567
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(148,121)
Total net realized gain (loss)		(148,121)
Change in net unrealized appreciation (depreciation) on investment securities		393,471
Net gain (loss)		245,350
Net increase (decrease) in net assets resulting from operations		$291,917
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,567	$29,286
Net realized gain (loss)	(148,121)	(169,763)
Change in net unrealized appreciation (depreciation)	393,471	(408,202)
Net increase (decrease) in net assets resulting from operations	291,917	(548,679)
Distributions to shareholders	(47,400)	(36,950)
Share transactions
Proceeds from sales of shares	2,335,410	4,831,792
Cost of shares redeemed	-	(1,603,015)
Net increase (decrease) in net assets resulting from share transactions	2,335,410	3,228,777
Total increase (decrease) in net assets	2,579,927	2,643,148

Net Assets
Beginning of period	5,763,312	3,120,164
End of period	$8,343,239	$5,763,312

Other Information
Shares
Sold	125,000	225,000
Redeemed	-	(75,000)
Net increase (decrease)	125,000	150,000

Financial Highlights
Fidelity® Sustainability U.S. Equity ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$19.21	$20.80	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.13 D	.11	- E
Net realized and unrealized gain (loss)	.41	(1.57)	.80
Total from investment operations	.54	(1.46)	.80
Distributions from net investment income	(.12)	(.13)	-
Total distributions	(.12)	(.13)	-
Net asset value, end of period	$19.63	$19.21	$20.80
Total Return F,G	2.89%	(7.01)%	3.99%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.59% J	.59%	.59% J
Expenses net of fee waivers, if any	.59% J	.59%	.59% J
Expenses net of all reductions	.59% J	.59%	.59% J
Net investment income (loss)	1.10% D,J	.56%	(.07)% J
Supplemental Data
Net assets, end of period (000 omitted)	$8,343	$5,763	$3,120
Portfolio turnover rate K,L	55% J	66%	23% M

A For the period June 15, 2021 (commencement of operations) through July 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .80%.

E Amount represents less than $.005 per share.

F Based on net asset value.

G Total returns for periods of less than one year are not annualized.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount not annualized.

Fidelity® Women's Leadership ETF
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	2.9
CDW Corp.	2.3
Federal Signal Corp.	2.1
Apple, Inc.	2.1
AMETEK, Inc.	2.1
Hologic, Inc.	2.0
Progressive Corp.	2.0
Vertex Pharmaceuticals, Inc.	1.8
Hartford Financial Services Group, Inc.	1.8
Bank of America Corp.	1.8
20.9

Market Sectors (% of Fund's net assets)

Information Technology	26.4
Financials	13.6
Industrials	13.3
Consumer Discretionary	11.6
Health Care	11.4
Communication Services	5.4
Materials	5.2
Consumer Staples	4.5
Energy	2.6
Utilities	2.1
Real Estate	2.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 7.1%

Fidelity® Women's Leadership ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.4%
Entertainment - 2.0%
Netflix, Inc. (a)	161	56,971
The Walt Disney Co. (a)	396	42,962
		99,933
Interactive Media & Services - 1.5%
Alphabet, Inc. Class C (a)	263	26,266
Bumble, Inc. (a)	1,910	49,183
		75,449
Media - 1.9%
Cable One, Inc.	20	15,798
Interpublic Group of Companies, Inc.	2,147	78,280
		94,078
TOTAL COMMUNICATION SERVICES		269,460
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.8%
General Motors Co.	998	39,241
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	830	31,689
Bright Horizons Family Solutions, Inc. (a)	387	29,714
		61,403
Hotels, Restaurants & Leisure - 1.7%
Marriott International, Inc. Class A	293	51,035
Vail Resorts, Inc.	133	34,891
		85,926
Household Durables - 0.8%
Taylor Morrison Home Corp. (a)	1,039	37,196
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (a)	488	50,327
Etsy, Inc. (a)	320	44,026
		94,353
Multiline Retail - 0.5%
Kohl's Corp.	805	26,058
Specialty Retail - 3.2%
Best Buy Co., Inc.	367	32,560
Gap, Inc.	2,251	30,546
Lowe's Companies, Inc.	252	52,479
Williams-Sonoma, Inc.	328	44,260
		159,845
Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	348	31,285
Tapestry, Inc.	980	44,659
		75,944
TOTAL CONSUMER DISCRETIONARY		579,966
CONSUMER STAPLES - 4.5%
Beverages - 1.0%
The Coca-Cola Co.	816	50,037
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	1,230	26,076
Food Products - 1.3%
The Hershey Co.	282	63,337
Household Products - 0.7%
The Clorox Co.	254	36,751
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	182	50,429
TOTAL CONSUMER STAPLES		226,630
ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
EQT Corp.	672	21,954
Occidental Petroleum Corp.	607	39,328
Phillips 66 Co.	709	71,091
		132,373
FINANCIALS - 13.6%
Banks - 5.0%
Bank of America Corp.	2,503	88,806
Citigroup, Inc.	737	38,486
First Horizon National Corp.	1,267	31,333
First United Corp.	1,039	20,198
Huntington Bancshares, Inc.	2,474	37,531
JPMorgan Chase & Co.	245	34,290
		250,644
Capital Markets - 4.0%
Franklin Resources, Inc.	1,070	33,384
Morningstar, Inc.	219	53,191
MSCI, Inc.	50	26,578
NASDAQ, Inc.	1,444	86,914
		200,067
Insurance - 4.6%
Hartford Financial Services Group, Inc.	1,168	90,648
Marsh & McLennan Companies, Inc.	228	39,879
Progressive Corp.	742	101,172
		231,699
TOTAL FINANCIALS		682,410
HEALTH CARE - 11.4%
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. (a)	151	34,186
Vertex Pharmaceuticals, Inc. (a)	282	91,114
Zai Lab Ltd. ADR (a)	401	16,898
		142,198
Health Care Equipment & Supplies - 2.3%
Figs, Inc. Class A (a)	1,737	15,546
Hologic, Inc. (a)	1,251	101,794
		117,340
Health Care Providers & Services - 3.2%
Cigna Corp.	268	84,868
Elevance Health, Inc.	146	72,999
		157,867
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	138	31,838
Pharmaceuticals - 2.5%
Eli Lilly & Co.	81	27,876
GSK PLC sponsored ADR	1,004	35,401
Zoetis, Inc. Class A	367	60,735
		124,012
TOTAL HEALTH CARE		573,255
INDUSTRIALS - 13.3%
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	337	62,423
Airlines - 0.3%
JetBlue Airways Corp. (a)	1,704	13,632
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	195	10,493
Electrical Equipment - 4.0%
AMETEK, Inc.	709	102,748
nVent Electric PLC	1,689	67,138
Regal Rexnord Corp.	107	14,894
Sunrun, Inc. (a)	662	17,397
		202,177
Machinery - 4.2%
Deere & Co.	129	54,546
Federal Signal Corp.	2,048	109,056
Otis Worldwide Corp.	596	49,009
		212,611
Professional Services - 3.3%
Leidos Holdings, Inc.	558	55,153
Manpower, Inc.	484	42,185
Planet Labs PBC Class A (a)	1,568	7,762
Science Applications International Corp.	584	60,608
		165,708
TOTAL INDUSTRIALS		667,044
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	313	39,444
Electronic Equipment & Components - 3.8%
CDW Corp.	593	116,246
Flex Ltd. (a)	1,085	25,335
Insight Enterprises, Inc. (a)	436	49,146
		190,727
IT Services - 6.8%
Accenture PLC Class A	309	86,226
Cloudflare, Inc. (a)	263	13,915
Genpact Ltd.	888	41,985
MasterCard, Inc. Class A	219	81,161
PayPal Holdings, Inc. (a)	418	34,063
WEX, Inc. (a)	451	83,421
		340,771
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)	497	37,350
Axcelis Technologies, Inc. (a)	289	31,776
Marvell Technology, Inc.	821	35,426
NVIDIA Corp.	370	72,287
NXP Semiconductors NV	313	57,689
		234,528
Software - 8.2%
Adobe, Inc. (a)	178	65,921
HubSpot, Inc. (a)	101	35,048
Intuit, Inc.	157	66,359
Microsoft Corp.	580	143,731
Pagerduty, Inc. (a)	901	26,841
Salesforce.com, Inc. (a)	435	73,067
		410,967
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	740	106,775
TOTAL INFORMATION TECHNOLOGY		1,323,212
MATERIALS - 5.2%
Chemicals - 2.7%
Cabot Corp.	437	32,919
Celanese Corp. Class A	285	35,112
Eastman Chemical Co.	378	33,328
Valvoline, Inc.	888	32,554
		133,913
Construction Materials - 0.6%
Summit Materials, Inc.	980	32,203
Metals & Mining - 1.9%
Commercial Metals Co.	1,249	67,783
Schnitzer Steel Industries, Inc. Class A	831	28,121
		95,904
TOTAL MATERIALS		262,020
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Equity Lifestyle Properties, Inc.	818	58,716
Ventas, Inc.	792	41,034
		99,750
UTILITIES - 2.1%
Electric Utilities - 0.9%
NextEra Energy, Inc.	610	45,524
Water Utilities - 1.2%
American Water Works Co., Inc.	396	61,970
TOTAL UTILITIES		107,494
TOTAL COMMON STOCKS (Cost $4,733,932)		4,923,614

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $4,733,932)	4,923,614
NET OTHER ASSETS (LIABILITIES) - 1.9%	95,845
NET ASSETS - 100.0%	5,019,459

Legend

(a)	Non-income producing

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	269,460	269,460	-	-
Consumer Discretionary	579,966	579,966	-	-
Consumer Staples	226,630	226,630	-	-
Energy	132,373	132,373	-	-
Financials	682,410	682,410	-	-
Health Care	573,255	573,255	-	-
Industrials	667,044	667,044	-	-
Information Technology	1,323,212	1,323,212	-	-
Materials	262,020	262,020	-	-
Real Estate	99,750	99,750	-	-
Utilities	107,494	107,494	-	-
Total Investments in Securities:	4,923,614	4,923,614	-	-
Fidelity® Women's Leadership ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $4,733,932):		$4,923,614
Cash		86,071
Receivable for investments sold		9,475
Dividends receivable		2,625
Total assets		5,021,785
Liabilities
Accrued management fee	$2,326
Total Liabilities		2,326
Net Assets		$5,019,459
Net Assets consist of:
Paid in capital		$5,145,836
Total accumulated earnings (loss)		(126,377)
Net Assets		$5,019,459
Net Asset Value , offering price and redemption price per share ($5,019,459 ÷ 275,000 shares)		$18.25

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$23,313
Expenses
Management fee	$8,594
Independent trustees' fees and expenses	4
Total Expenses		8,598
Net Investment income (loss)		14,715
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(146,325)
Total net realized gain (loss)		(146,325)
Change in net unrealized appreciation (depreciation) on investment securities		431,093
Net gain (loss)		284,768
Net increase (decrease) in net assets resulting from operations		$299,483
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,715	$14,603
Net realized gain (loss)	(146,325)	(157,065)
Change in net unrealized appreciation (depreciation)	431,093	(292,520)
Net increase (decrease) in net assets resulting from operations	299,483	(434,982)
Distributions to shareholders	(14,550)	(13,700)
Share transactions
Proceeds from sales of shares	2,107,174	1,499,632
Cost of shares redeemed	-	(474,202)
Net increase (decrease) in net assets resulting from share transactions	2,107,174	1,025,430
Total increase (decrease) in net assets	2,392,107	576,748

Net Assets
Beginning of period	2,627,352	2,050,604
End of period	$5,019,459	$2,627,352

Other Information
Shares
Sold	125,000	75,000
Redeemed	-	(25,000)
Net increase (decrease)	125,000	50,000

Financial Highlights
Fidelity® Women's Leadership ETF

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$17.52	$20.51	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.11	- D
Net realized and unrealized gain (loss)	.74	(3.01)	.51
Total from investment operations	.83	(2.90)	.51
Distributions from net investment income	(.10)	(.09)	-
Total distributions	(.10)	(.09)	-
Net asset value, end of period	$18.25	$17.52	$20.51
Total Return E,F	4.81%	(14.14)%	2.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.59%	.59% I
Expenses net of fee waivers, if any	.59% I	.59%	.59% I
Expenses net of all reductions	.59% I	.59%	.59% I
Net investment income (loss)	1.02% I	.56%	.08% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,019	$2,627	$2,051
Portfolio turnover rate J,K	53% I	64%	5% L

A For the period June 15, 2021 (commencement of operations) through July 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Based on net asset value.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity New Millennium ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainable U.S. Equity ETF and Fidelity Women's Leadership ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity Sustainable U.S. Equity ETF and Fidelity Women's Leadership ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income and net realized appreciation (depreciation) were adjusted as presented in the table below as a result of a change in the prior period estimate, which had no impact on the total net assets or total return.

	Dividend Income	Net Unrealized Appreciation (Depreciation)
Fidelity Real Estate Income ETF	$(62,567)	$62,567

Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Blue Chip Growth ETF	$476,496,071	$38,049,465	$ (72,611,600)	$ (34,562,135)
Fidelity Blue Chip Value ETF	128,126,014	19,055,591	(4,925,552)	14,130,039
Fidelity Growth Opportunities ETF	95,691,977	7,350,171	(7,585,839)	(235,668)
Fidelity Magellan ETF	40,191,609	3,305,510	(1,553,306)	1,752,204
Fidelity New Millennium ETF	77,099,878	10,056,480	(824,843)	9,231,637
Fidelity Real Estate Investment ETF	18,036,691	698,255	(1,479,779)	(781,524)
Fidelity Small-Mid Cap Opportunities ETF	27,534,005	4,790,302	(1,615,899)	3,174,403
Fidelity Sustainable U.S. Equity ETF	8,136,769	725,496	(761,616)	(36,120)
Fidelity Women's Leadership ETF	4,805,947	441,817	(324,150)	117,667

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Blue Chip Growth ETF	$(32,340,952)	$(6,605,668)	$ (38,946,620)
Fidelity Blue Chip Value ETF	-	-	-
Fidelity Growth Opportunities ETF	(10,187,779)	(1,730,273)	(11,918,052)
Fidelity Magellan ETF	(3,889,621)	-	(3,889,621)
Fidelity New Millennium ETF	-	-	-
Fidelity Real Estate Investment ETF	-	-	-
Fidelity Small-Mid Cap Opportunities ETF	(1,499,196)	(449,362)	(1,948,558)
Fidelity Sustainable U.S. Equity ETF	(181,512)	(25,150)	(206,662)
Fidelity Women's Leadership ETF	(114,801)	(92)	(114,893)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to July 31, 2022, and ordinary losses recognized during the period January 1, 2022 to July 31, 2022. Loss deferrals were as follows:

	Capital Losses	Ordinary Losses
Fidelity Blue Chip Growth ETF	$-	$(778,962)
Fidelity Blue Chip Value ETF	(637,210)	-
Fidelity Growth Opportunities ETF	-	(47,174)
Fidelity Real Estate Investment ETF	(73,356)	-

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth ETF	83,917,078	70,585,458
Fidelity Blue Chip Value ETF	20,033,173	15,343,201
Fidelity Growth Opportunities ETF	37,121,937	30,174,919
Fidelity Magellan ETF	17,408,126	17,931,902
Fidelity New Millennium ETF	56,076,732	26,122,589
Fidelity Real Estate Investment ETF	2,915,833	2,966,815
Fidelity Small-Mid Cap Opportunities ETF	5,551,264	4,963,379
Fidelity Sustainable U.S. Equity ETF	2,283,619	1,731,582
Fidelity Women's Leadership ETF	1,267,582	752,973

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Blue Chip Growth ETF	83,776,280	6,279,618
Fidelity Blue Chip Value ETF	25,016,077	3,407,098
Fidelity Growth Opportunities ETF	43,000,920	17,971,066
Fidelity Magellan ETF	2,154,116	2,884,131
Fidelity New Millennium ETF	18,656,957	24,079,877
Fidelity Real Estate Investment ETF	983,786	2,415,339
Fidelity Small-Mid Cap Opportunities ETF	1,703,146	644,488
Fidelity Sustainable U.S. Equity ETF	1,716,211	-
Fidelity Women's Leadership ETF	1,545,312	-
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .59% of each Fund's average net assets, except for Fidelity Small-Mid Cap Opportunities ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other miscellaneous expenses such as proxy and shareholder meeting expenses.

Fidelity Small-Mid Cap Opportunities ETF's management fee is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Growth ETF	$1,419
Fidelity Blue Chip Value ETF	243
Fidelity Growth Opportunities ETF	612
Fidelity Magellan ETF	140
Fidelity New Millennium ETF	544
Fidelity Real Estate Investment ETF	71
Fidelity Small-Mid Cap Opportunities ETF	104
Fidelity Sustainable U.S. Equity ETF	33
Fidelity Women's Leadership ETF	17

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth ETF	3,952,846	462,804	23,663
Fidelity Blue Chip Value ETF	365,045	38,656	(155)
Fidelity Growth Opportunities ETF	825,711	199,211	(2,036)
Fidelity Magellan ETF	253,277	211,687	(19,146)
Fidelity New Millennium ETF	3,316,722	12,263	(925)
Fidelity Real Estate Investment ETF	42,176	-	-
Fidelity Small-Mid Cap Opportunities ETF	91,725	154,756	(95,079)
Fidelity Sustainable U.S. Equity ETF	51,639	50,694	(2,254)
Fidelity Women's Leadership ETF	7,499	1,401	(19)
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Growth Opportunities ETF	9
Fidelity New Millennium ETF	1
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Blue Chip Growth ETF	.59%
Actual		$ 1,000	$ 957.20	$ 2.91
Hypothetical- B		$ 1,000	$ 1,022.23	$ 3.01

Fidelity® Blue Chip Value ETF	.59%
Actual		$ 1,000	$ 1,045.40	$ 3.04
Hypothetical- B		$ 1,000	$ 1,022.23	$ 3.01

Fidelity® Growth Opportunities ETF	.59%
Actual		$ 1,000	$ 972.70	$ 2.93
Hypothetical- B		$ 1,000	$ 1,022.23	$ 3.01

Fidelity® Magellan® ETF	.59%
Actual		$ 1,000	$ 945.70	$ 2.89
Hypothetical- B		$ 1,000	$ 1,022.23	$ 3.01

Fidelity® New Millennium ETF	.59%
Actual		$ 1,000	$ 1,082.20	$ 3.10
Hypothetical- B		$ 1,000	$ 1,022.23	$ 3.01

Fidelity® Real Estate Investment ETF	.59%
Actual		$ 1,000	$ 947.70	$ 2.90
Hypothetical- B		$ 1,000	$ 1,022.23	$ 3.01

Fidelity® Small-Mid Cap Opportunities ETF	.60%
Actual		$ 1,000	$ 1,062.20	$ 3.12
Hypothetical- B		$ 1,000	$ 1,022.18	$ 3.06

Fidelity® Sustainable U.S. Equity ETF	.59%
Actual		$ 1,000	$ 1,028.90	$ 3.02
Hypothetical- B		$ 1,000	$ 1,022.23	$ 3.01

Fidelity® Women's Leadership ETF	.59%
Actual		$ 1,000	$ 1,048.10	$ 3.05
Hypothetical- B		$ 1,000	$ 1,022.23	$ 3.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9897895.102
GTF-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 24, 2023